    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 30, 2002
                                                      REGISTRATION NO. 333-
================================================================================


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                             ---------------------
                                   FORM N-14

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933             [X]

                             ---------------------
                     PRE-EFFECTIVE AMENDMENT NO.                 [ ]
                     POST-EFFECTIVE AMENDMENT NO.                [ ]

                             ---------------------
                                MORGAN STANLEY
                           HIGH YIELD SECURITIES INC.

              (Exact Name of Registrant as Specified in Charter)
    (formerly named Morgan Stanley Dean Witter High Yield Securities Inc.)


                          1221 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10020
                    (Address of Principal Executive Offices)


                             ---------------------
                        (Registrant's Telephone Number)


                               BARRY FINK, ESQ.
                          1221 Avenue of the Americas
                           New York, New York 10020
                    (Name and Address of Agent for Service)

                             ---------------------
                                   COPY TO:
                            STUART M. STRAUSS, ESQ.
                           Mayer, Brown, Rowe & Maw
                                 1675 Broadway
                            New York, New York 10019

                             ---------------------
                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this Registration statement.


     REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID
SECTION 8(a), MAY DETERMINE.


                  The Exhibit Index is located on page  [  ].

     PURSUANT TO RULE 429, THIS REGISTRATION STATEMENT RELATES TO SHARES PREVIOUSLY REGISTERED BY THE REGISTRANT ON FORM N-1A (REGISTRATION NOS.
2-64782; 811-2932).
================================================================================

                                   FORM N-14

                   MORGAN STANLEY HIGH YIELD SECURITIES INC.

                             CROSS REFERENCE SHEET

           PURSUANT TO RULE 481(A) UNDER THE SECURITIES ACT OF 1933


PART A OF FORM N-14 ITEM NO.               PROXY STATEMENT AND PROSPECTUS HEADING
------------------------------   ----------------------------------------------------------
1 (a) ........................   Cross Reference Sheet
  (b) ........................   Front Cover Page
  (c) ........................                               *
2 (a) ........................   Available Information    Back Cover Page
  (b) ........................   Table of Contents
3 (a) ........................   Fee Table
  (b) ........................   Synopsis
  (c) ........................   Principal Risk Factors
4 (a) ........................   The Reorganization
  (b) ........................   The Reorganization -- Capitalization Table (Unaudited)
5 (a) ........................   Registrant's Prospectus
  (b) ........................                               *
  (c) ........................                               *
  (e) ........................   Available Information
  (f) ........................   Available Information
6 (a) ........................   Front Cover Page, Introduction Synopsis, Principal Risk
                                  Factors, Comparison of Investment Objectives, Policies
                                  and Restrictions, Additional Matters Regarding
                                  Morgan Stanley High Income Advantage Trust, Additional
                                  Information About Morgan Stanley High Income
                                  Advantage Trust and Morgan Stanley High Yield Securities
                                  Inc., Available Information
  (b) ........................   Available Information
  (c) ........................                               *
  (d) ........................                               *
7 (a) ........................   Introduction -- General, Record Date; Share Information,
                                 Expenses of Solicitation, Proxies, Vote Required
  (b) ........................                               *
  (c) ........................   Introduction; The Reorganization -- Appraisal Rights
8 (a) ........................   The Reorganization
  (b) ........................                               *
9  ...........................                               *
PART B OF FORM N-14 ITEM NO.            STATEMENT OF ADDITIONAL INFORMATION HEADING
-------------------------------  ----------------------------------------------------------
10 (a) .......................   Cover Page
   (b) .......................                               *
11  ..........................   Table of Contents
12 (a) .......................   Additional Information about Morgan Stanley High Yield
                                  Securities Inc.
   (b) .......................                               *
   (c) .......................                               *
13 (a) .......................                               *
   (b) .......................   Additional Information about Morgan Stanley High Income
                                  Advantage Trust
   (c) .......................                               *
14  ..........................   Registrant's Annual Report for the fiscal year ended
                                  August 31, 2002 and Registrant's Semi-Annual Report for
                                  the six months ended February 28, 2002. Morgan Stanley
                                  High Income Advantage Trust's Annual Report for the
                                  fiscal year ended September 30, 2001 and Semi-Annual
                                  Report for the six months ended March 31, 2002.
PART C OF FORM N-14 ITEM NO.                     OTHER INFORMATION HEADING
-------------------------------  ----------------------------------------------------------
15 ...........................   Indemnification
16 ...........................   Exhibits
17 ...........................   Undertakings

----------
* Not Applicable or negative answer

                  MORGAN STANLEY HIGH INCOME ADVANTAGE TRUST


                          1221 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10020
                                (800) 869-NEWS


                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD DECEMBER 10, 2002


TO THE SHAREHOLDERS OF MORGAN STANLEY HIGH INCOME ADVANTAGE TRUST

     Notice is hereby given of a Special Meeting of the Shareholders of Morgan Stanley High Income Advantage Trust ("HIAT"), to be held at 1221 Avenue of the
Americas, New York, New York 10020, at     A.M., Eastern time, on December 10,
2002, and any adjournments thereof (the "Meeting"), for the following purposes:


1. To consider and vote upon an Agreement and Plan of Reorganization, dated July 25, 2002 (the "Reorganization Agreement"), between HIAT and Morgan Stanley High Yield Securities Inc. ("High Yield"), pursuant to which substantially all of the assets of HIAT would be combined with those of High Yield and shareholders of HIAT would become shareholders of High Yield receiving Class D shares of High Yield with a value equal to the net asset value of their holdings in HIAT (the "Reorganization"); and

2. To act upon such other matters as may properly come before the Meeting.

     The Reorganization is more fully described in the accompanying Proxy Statement and Prospectus and a copy of the Reorganization Agreement is attached as Exhibit A thereto. Shareholders of record at the close of business on September 9, 2002 are entitled to notice of, and to vote at, the Meeting. Please read the Proxy Statement and Prospectus carefully before telling us, through your proxy or in person, how you wish your shares to be voted. Alternatively, if you are eligible to vote telephonically by touchtone telephone or electronically on the Internet (as discussed in the enclosed Proxy Statement) you may do so in lieu of attending the Meeting in person. THE BOARD OF TRUSTEES OF HIAT RECOMMENDS YOU VOTE IN FAVOR OF THE REORGANIZATION. WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.


                                        By Order of the Board of Trustees,


                                        BARRY FINK
                                        Secretary

       , 2002


  YOU CAN HELP AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY RETURNING THE ENCLOSED PROXY. IF YOU ARE UNABLE TO BE PRESENT IN PERSON, PLEASE FILL IN, SIGN AND RETURN THE ENCLOSED PROXY IN ORDER THAT THE NECESSARY QUORUM BE REPRESENTED AT THE MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. AS DISCUSSED IN THE ENCLOSED PROXY STATEMENT CERTAIN SHAREHOLDERS WILL BE ABLE TO VOTE TELEPHONICALLY BY TOUCHTONE TELEPHONE OR ELECTRONICALLY ON THE INTERNET BY FOLLOWING INSTRUCTIONS ON THEIR PROXY CARDS OR ON THE ENCLOSED VOTING INFORMATION CARD.

                   MORGAN STANLEY HIGH YIELD SECURITIES INC.


                          1221 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10020
                                (800) 869-NEWS


                         ACQUISITION OF THE ASSETS OF
                  MORGAN STANLEY HIGH INCOME ADVANTAGE TRUST


                   BY AND IN EXCHANGE FOR CLASS D SHARES OF
                   MORGAN STANLEY HIGH YIELD SECURITIES INC.


     This Proxy Statement and Prospectus is being furnished to shareholders of Morgan Stanley High Income Advantage Trust ("HIAT"), in connection with an Agreement and Plan of Reorganization, dated July 25, 2002 (the "Reorganization Agreement"), pursuant to which substantially all the assets of HIAT, a closed-end management investment company, will be combined with those of Morgan Stanley High Yield Securities Inc. ("High Yield"), an open-end management investment company, in exchange for Class D shares of High Yield (the "Reorganization"). As a result of this transaction, shareholders of HIAT will become shareholders of High Yield and will receive Class D shares of High Yield with a value equal to the net asset value of their holdings in HIAT. The terms and conditions of this transaction are more fully described in this Proxy Statement and Prospectus and in the Reorganization Agreement between HIAT and High Yield, attached hereto as Exhibit A. The address of HIAT is that of High Yield set forth above. This Proxy Statement also constitutes a Prospectus of
High Yield, which is dated       , 2002, filed by High Yield with the
Securities and Exchange Commission (the "Commission") as part of its Registration Statement on Form N-14 (the "Registration Statement").


     High Yield is an open-end diversified management investment company whose primary investment objective is to earn a high level of current income. As a secondary objective, the fund seeks capital appreciation but only to the extent consistent with its primary objective. The fund seeks to achieve its objective by investing at least 80% of its assets in fixed-income securities rated lower than Baa by Moody's Investors Service or lower than BBB by Standard & Poor's Corporation or in non-rated securities considered by the fund's investment manager, Morgan Stanley Investment Advisors Inc., to be appropriate investments for the fund.


     This Proxy Statement and Prospectus sets forth concisely information about High Yield that shareholders of HIAT should know before voting on the
Reorganization Agreement. A copy of the Prospectus for High Yield dated      ,
is attached as Exhibit B and incorporated herein by reference. Also enclosed and incorporated herein by reference is High Yield's Annual Report for the fiscal year ended August 31, 2002 and the preceding Semi-Annual Report for the six months ended February 28, 2002. A Statement of Additional Information relating to the Reorganization, described in this Proxy Statement and Prospectus (the "Additional Statement"), dated September , 2002, has been filed with the Commission and is also incorporated herein by reference. Also incorporated herein by reference is HIAT's Annual Report for its fiscal year ended September 30, 2001 and the succeeding Semi-Annual Report for the six months ended March 31, 2002. Such documents are available without charge by calling (800) 869-NEWS (toll free).

Investors are advised to read and retain this Proxy Statement and Prospectus for future reference.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


        THIS PROXY STATEMENT AND PROSPECTUS IS DATED SEPTEMBER  , 2002.

                               TABLE OF CONTENTS
                         PROXY STATEMENT AND PROSPECTUS


                                                                                             PAGE
                                                                                            -----
INTRODUCTION ............................................................................     1
   General ..............................................................................     1
   Record Date; Share Information .......................................................     1
   Proxies ..............................................................................     2
   Expenses of Solicitation .............................................................     3
   Vote Required ........................................................................     3
SYNOPSIS ................................................................................     4
   The Reorganization ...................................................................     4
   Fee Table ............................................................................     4
   Example ..............................................................................     5
   Tax Consequences of the Reorganization ...............................................     6
   Reasons for the Reorganization .......................................................     6
   Comparison of HIAT and High Yield ....................................................     6
PRINCIPAL RISK FACTORS ..................................................................     8
THE REORGANIZATION ......................................................................     9
   The Board's Consideration ............................................................     9
   The Reorganization Agreement .........................................................    11
   Tax Aspects of the Reorganization ....................................................    12
   Tax Consequences of the Reorganization to HIAT and High Yield.........................    13
   Description of Shares of High Yield and HIAT and the Organization of the Two Funds ...    14
   Capitalization Table (unaudited) .....................................................    15
   Appraisal Rights .....................................................................    16
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS ..........................    16
   Investment Objectives and Policies ...................................................    16
   Investment Restrictions ..............................................................    17
ADDITIONAL MATTERS REGARDING HIAT .......................................................    19
   History of Public Trading of HIAT's Shares ...........................................    19
   Investment Manager ...................................................................    19
   Portfolio Management .................................................................    20
   Expenses Borne by HIAT ...............................................................    20
ADDITIONAL INFORMATION ABOUT HIAT AND HIGH YIELD ........................................    21
   General ..............................................................................    21
   Financial Information ................................................................    21
   Management ...........................................................................    21
   Description of Securities and Shareholder Inquiries ..................................    21
   Custodian and Transfer Agent and Dividend Paying Agent ...............................    21
   Dividends, Distributions and Taxes ...................................................    22
   Purchases and Redemptions ............................................................    22
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE .............................................    22
FINANCIAL STATEMENTS AND EXPERTS ........................................................    22
LEGAL MATTERS ...........................................................................    22
AVAILABLE INFORMATION ...................................................................    22
OTHER BUSINESS ..........................................................................    23
Exhibit A -- Agreement and Plan of Reorganization, dated July 25, 2002, by and between
 HIAT and High Yield
Exhibit B -- Prospectus of High Yield dated

                  MORGAN STANLEY HIGH INCOME ADVANTAGE TRUST
                          1221 AVENUE OF THE AMERICAS
                           NEW YORK, NEW YORK 10020
                                 (800) 869-NEWS

                             --------------------
                         PROXY STATEMENT AND PROSPECTUS
                             --------------------
                        SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD DECEMBER 10, 2002


                                 INTRODUCTION


GENERAL

     This Proxy Statement and Prospectus is being furnished to the shareholders of the Morgan Stanley High Income Advantage Trust ("HIAT"), a closed-end diversified management investment company, in connection with the solicitation by the Board of Trustees of HIAT (the "Board") of proxies to be used at the Special Meeting of Shareholders of HIAT to be held at 1221 Avenue of the
Americas, New York, New York 10020 at       A.M., Eastern time, on December 10,
2002, and any adjournments thereof (the "Meeting"). It is expected that the mailing of this Proxy Statement and Prospectus will be made on or about
September   , 2002.

     At the Meeting, HIAT shareholders ("Shareholders") will consider and vote upon an Agreement and Plan of Reorganization, dated July 25, 2002 (the "Reorganization Agreement"), between HIAT and Morgan Stanley High Yield Securities Inc. ("High Yield") pursuant to which substantially all of the assets of HIAT will be combined with those of High Yield in exchange for Class D shares of High Yield. As a result of this transaction, Shareholders will become shareholders of High Yield and will receive Class D shares of High Yield equal to the net asset value of their holdings in HIAT on the closing date of such transaction (the "Reorganization"). The Class D shares to be issued by High Yield pursuant to the Reorganization (the "High Yield Shares") will be issued at net asset value and will not be subject to any sales charge. Further information relating to High Yield is set forth herein and in High Yield's
current Prospectus, dated        ("High Yield's Prospectus"), attached to this
Proxy Statement and Prospectus and incorporated herein by reference.

     The information concerning HIAT contained herein has been supplied by HIAT and the information concerning High Yield contained herein has been supplied by High Yield.


RECORD DATE; SHARE INFORMATION

     The Board has fixed the close of business on September 9, 2002 as the record date (the "Record Date") for the determination of the Shareholders entitled to notice of, and to vote at, the Meeting. As of the Record Date,
there were     shares of HIAT issued and outstanding. There are no HIAT shares held by HIAT. Shareholders on the Record Date are entitled to one vote per share on each matter submitted to a vote at the Meeting. A majority of the outstanding shares entitled to vote, represented in person or by proxy, will constitute a quorum at the Meeting.

     [No persons were known to own of record or beneficially 5% or more of the outstanding shares of HIAT as of the Record Date although from time to time, the number of shares held in "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total outstanding shares of HIAT. As of the Record Date, the trustees and officers of HIAT, as a group, owned less than 1% of the outstanding shares of HIAT.]

     [The following persons were known to own of record or beneficially 5% or more of the outstanding shares of a Class of High Yield as of the Record Date:
Class A --           . Class B --       . Class C --       . Class D --
       . As of the Record Date, the trustees and officers of High Yield, as a group, owned less than 1% of the outstanding shares of High Yield.]


PROXIES

     The enclosed form of proxy, if properly executed and returned, will be voted in accordance with the choice specified thereon. The proxy will be voted in favor of the Reorganization Agreement unless a choice is indicated to vote against or to abstain from voting on the Reorganization Agreement. The Board knows of no business, other than that set forth in the Notice of Special Meeting of Shareholders, to be presented for consideration at the Meeting. However, the proxy confers discretionary authority upon the persons named therein to vote as they determine on other business, not currently contemplated, which may come before the Meeting. Abstentions and, if applicable, broker "non-votes" will not count as votes in favor of the Reorganization Agreement, and broker "non-votes" will not be deemed to be present at the meeting for purposes of determining whether the Reorganization Agreement has been approved. Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. If a Shareholder executes and returns a proxy but fails to indicate how the votes should be cast, the proxy will be voted in favor of the Reorganization Agreement. The proxy may be revoked at any time prior to the voting thereof by: (i) delivering written notice of revocation to the Secretary of HIAT at 1221 Avenue of the Americas, New York, New York 10020; (ii) attending the Meeting and voting in person; or
(iii) completing and returning a new proxy (whether by mail or, as discussed below, by touchtone telephone or the Internet) (if returned and received in time to be voted). Attendance at the Meeting will not in and of itself revoke a proxy.

     In the event that the necessary quorum to transact business or the vote required to approve or reject the Reorganization Agreement is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of the holders of a majority of shares of HIAT present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Reorganization Agreement and will vote against any such adjournment those proxies required to be voted against the Reorganization Agreement.

     Shareholders will be able to vote their shares by touchtone telephone or by Internet by following the instructions on the proxy card or on the Voting Information Card accompanying this Proxy Statement and Prospectus. To vote by Internet or by telephone, Shareholders can access the website or call the toll-free number listed on the proxy card or noted in the enclosed voting instructions. To vote by Internet or by telephone, Shareholders will need the "control number" that appears on the proxy card.

     In certain instances, Morgan Stanley Trust ("MS Trust"), an affiliate of Morgan Stanley Investment Advisors Inc. ("MS Advisors" or the "Investment Manager"), Alamo Direct Mail Services Inc. ("Alamo") or

D.F. King & Co. Inc. ("D.F. King") may call Shareholders to ask if they would be willing to have their votes recorded by telephone. The telephone voting procedure is designed to authenticate Shareholders' identities, to allow Shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been recorded properly. No recommendation will be made as to how a Shareholder should vote on the Reorganization Agreement other than to refer to the recommendation of the Board. HIAT has been advised by counsel that these procedures are consistent with the requirements of applicable law. Shareholders voting by telephone in this manner will be asked for their social security number or other identifying information and will be given an opportunity to authorize proxies to vote their shares in accordance with their instructions. To ensure that the Shareholders' instructions have been recorded correctly, they will receive a confirmation of their instructions in the mail. A special toll-free number set forth in the confirmation will be available in case the information contained in the confirmation is incorrect. Although a Shareholder's vote may be taken by telephone, each Shareholder will receive a copy of this Proxy Statement and Prospectus and may vote by mail using the enclosed proxy card or by touchtone telephone or the Internet as set forth above. The last proxy vote received in time to be voted, whether by proxy card, touchtone telephone or Internet, will be the last vote that is counted and will revoke all previous votes by the Shareholder.


EXPENSES OF SOLICITATION

     The expenses of this solicitation, including the cost of preparing and mailing this Proxy Statement and Prospectus, are expected to approximate $
and will be borne by HIAT. HIAT and High Yield will bear all of their respective other expenses associated with the Reorganization. In addition to the solicitation of proxies by mail, proxies may be solicited by officers of HIAT, and officers and regular employees of MS Advisors and MS Trust, Morgan Stanley Services Company Inc. ("MS Services") and/or Morgan Stanley DW Inc. ("Morgan Stanley DW"), affiliates of MS Advisors, personally or by mail, telephone, telegraph or otherwise, without compensation therefor. In addition, HIAT may retain D.F. King as proxy solicitor, at a cost to HIAT of
approximately $    plus reimbursement of reasonable expenses. In addition, HIAT will employ Alamo to make telephone calls to Shareholders to remind them to vote. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting material to the beneficial owners of shares and to obtain authorization for the execution of proxies. With respect to the solicitation of a telephonic vote by D.F. King, additional expenses would include [$7.00] per telephone vote transacted, [$3.00] per outbound telephone contact and costs relating to obtaining Shareholders' telephone numbers, and, with respect to Alamo, expenses would be approximately $1.00 per outbound telephone contact, which would be borne by HIAT.


VOTE REQUIRED

     Approval of the Reorganization Agreement by the Shareholders requires the vote of a majority of the outstanding shares of HIAT which means an affirmative vote of the lesser of (1) a majority of the outstanding shares of HIAT, or (2) 67% or more of the shares of HIAT represented at the Meeting if more than 50% of the outstanding shares of HIAT are present or represented by proxy. If the Reorganization Agreement is not approved by Shareholders, HIAT will continue in existence and the Board will consider alternative actions.

                                    SYNOPSIS


     The following is a synopsis of certain information contained in or incorporated by reference in this Proxy Statement and Prospectus. This synopsis is only a summary and is qualified in its entirety by the more detailed information contained or incorporated by reference in this Proxy Statement and Prospectus and the Reorganization Agreement. Shareholders should carefully review this Proxy Statement and Prospectus and Reorganization Agreement in their entirety and, in particular, High Yield's Prospectus, which is attached to this Proxy Statement and incorporated herein by reference.


THE REORGANIZATION


     The Reorganization Agreement provides for the transfer of substantially all the assets of HIAT, subject to stated liabilities, to High Yield in exchange for the High Yield Shares. The aggregate net asset value of the High Yield Shares issued in the exchange will equal the aggregate value of the net assets of HIAT received by High Yield. On or after the closing date of the
Reorganization, currently anticipated to be December   , 2002, (the "Closing
Date"), HIAT will distribute the High Yield Shares received by HIAT to Shareholders as of the Valuation Date (as defined below under "The Reorganization Agreement") in complete liquidation of HIAT and HIAT will thereafter be de-registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and dissolved under Massachusetts law. As a result of the Reorganization, each Shareholder will receive that number of full and fractional High Yield Shares equal in value to such Shareholder's pro rata interest in the net assets of HIAT transferred to High Yield. Accordingly, as a result of the Reorganization, each Shareholder of HIAT will become a holder of Class D shares of High Yield. Shareholders holding their shares of HIAT in certificate form will be asked to surrender their certificates in connection with the Reorganization. Shareholders who do not surrender their certificates prior to the Closing Date will still receive their shares of High Yield; however, such Shareholders will not be able to redeem, transfer or exchange the High Yield Shares received until the old certificates have been surrendered. The Board has determined that the interests of Shareholders will not be diluted as a result of the Reorganization.


     FOR THE REASONS SET FORTH BELOW UNDER "THE REORGANIZATION -- THE BOARD'S CONSIDERATION," THE BOARD, INCLUDING THE TRUSTEES WHO ARE NOT "INTERESTED PERSONS" OF HIAT ("INDEPENDENT TRUSTEES"), AS THAT TERM IS DEFINED IN THE 1940 ACT, HAS CONCLUDED THAT THE REORGANIZATION IS IN THE BEST INTERESTS OF HIAT AND ITS SHAREHOLDERS AND RECOMMENDS APPROVAL OF THE REORGANIZATION AGREEMENT.


FEE TABLE


     HIAT and High Yield each pay a variety of expenses for management of their assets, distribution of their shares (High Yield) and other services, and those expenses are reflected in the net asset value per share of each fund. Class D shares of High Yield do not pay distribution-related fees; however, the other three Classes offered by High Yield pay fees for the distribution of their shares. The following table briefly describes the fees and expenses that a shareholder of HIAT and a Class D shareholder of High Yield may pay if they buy and hold shares of each respective fund. These expenses are deducted from each respective fund's assets and are based on expenses paid by HIAT for its fiscal year ended September 30, 2001 and on expenses paid by Class D shares of High Yield for its fiscal year ended August 31, 2002. The table also sets forth pro forma fees for the surviving combined fund (High Yield) reflecting what the fee schedule would have been on August 31, 2002, if the Reorganization had been consummated twelve (12) months prior to that date and assuming Class D fees and expenses.

Shareholder Fees
-------------------------------------------------------
                                                                                      PRO FORMA
                                                                                       COMBINED
                                                                       HIGH YIELD     HIGH YIELD
                                                             HIAT       (CLASS D)     (CLASS D)
                                                          ---------   ------------   -----------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
 (AS A PERCENTAGE OF OFFERING PRICE) ..................   none(1)         none           none
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED
 DIVIDENDS ............................................   none            none           none
MAXIMUM CONTINGENT DEFERRED SALES CHARGE (LOAD) (AS A
 PERCENTAGE OF THE LESSER OF ORIGINAL PURCHASE PRICE OR
 REDEMPTION PROCEEDS) .................................   none            none           none
REDEMPTION FEES .......................................   none(1)         none           none
EXCHANGE FEE ..........................................   none            none           none

----------
(1) Purchases and sales of HIAT are made on the New York Stock Exchange or otherwise through brokers and dealers and are generally subject to brokerage commissions which vary. Customarily, such commissions may depend upon the size of the transaction, the broker selected and other factors.



 Annual Fund Operating Expenses (expenses that are deducted from fund assets)
-------------------------------------------------------------------------------
                                                                                    PRO FORM
                                                                                    COMBINED
                                                                   HIGH YIELD      HIGH YIELD
                                                      HIAT          (CLASS D)      (CLASS D)
                                                  ------------   --------------   -----------
MANAGEMENT FEES ...............................        0.75%
DISTRIBUTION AND SERVICE (12b-1) FEES .........        none
OTHER EXPENSES ................................        0.57%
TOTAL ANNUAL FUND OPERATING EXPENSES ..........        1.32%

EXAMPLE

     To attempt to show the effect of these expenses on an investment over time, the hypotheticals shown below have been created. The Example assumes that an investor invests $10,000 in either HIAT or Class D shares of High Yield or the new combined fund (High Yield), that the investment has a 5% return each year and that the operating expenses for each fund remain the same (as set forth in the chart above). Although a shareholder's actual costs may be higher or lower, the tables below show a shareholder's costs at the end of each period based on these assumptions.

     Expenses Over Time:


                                                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                     --------   ---------   ---------   ---------
HIAT .............................................     $134        $418        $723      $1,590
HIGH YIELD (CLASS D) .............................     $           $           $         $
PRO FORMA COMBINED-HIGH YIELD (CLASS D) ..........     $           $           $         $

     The purpose of the foregoing fee table is to assist the investor or shareholder in understanding the various costs and expenses that an investor or shareholder in the fund will bear directly or indirectly. For a more complete description of these costs and expenses, see "Comparison of HIAT and High Yield -- Investment Management and Administration Fees, Other Significant Fees, and Purchases, Exchanges and Redemptions" below.

TAX CONSEQUENCES OF THE REORGANIZATION

     As a condition to the Reorganization, HIAT and High Yield, will receive an opinion of Mayer, Brown, Rowe & Maw to the effect that the Reorganization will constitute a tax-free reorganization for federal income tax purposes, and that no gain or loss will be recognized by HIAT or the shareholders of HIAT for federal income tax purposes as a result of the transactions included in the Reorganization. For further information about the tax consequences of the Reorganization, see "The Reorganization -- Tax Aspects of the Reorganization" below.


REASONS FOR THE REORGANIZATION

     The Board of Trustees has determined that the Reorganization is in the best interests of HIAT shareholders. In particular, the Reorganization would afford HIAT shareholders the opportunity for a continued interest in a fund which has investment objectives similar to that of HIAT, and which is substantially larger and has a significantly lower expense ratio than HIAT. The Board of Trustees believes that other potential benefits could be realized as well. For further information on the reasons for the Board's decision, see "The Reorganization -- The Board's Consideration," set forth below.


COMPARISON OF HIAT AND HIGH YIELD

     INVESTMENT OBJECTIVES AND POLICIES. HIAT and High Yield have similar investment objectives. As their primary investment objective, HIAT and High Yield seek to earn a high level of current income. As their secondary investment objective, HIAT and High Yield seek capital appreciation but only when consistent with their primary investment objective. The respective investment objectives of HIAT and High Yield are fundamental and may not be changed without respective shareholder approval.

     High Yield seeks to achieve its primary investment objective by investing at least 80% of its assets in fixed-income securities rated lower than Baa by Moody's Investors Service ("Moody's") or lower than BBB by Standard & Poor's Corporation ("S&P") or in non-rated securities considered by the fund's investment manager, MS Advisors, to be appropriate investments for the fund. Securities rated below Baa or BBB are commonly known as "junk bonds." Likewise, HIAT seeks to achieve its primary investment objective by investing at least 80% of its assets in such lower rated and unrated securities.

     Other than as set forth above, the investment policies of HIAT and High Yield are substantially similar; the principal differences between them are described under "Comparison of Investment Objectives, Policies and Restrictions" below.

     INVESTMENT MANAGEMENT FEES. Pursuant to an Investment Management Agreement, HIAT's investment manager, MS Advisors, provides administrative services and manages HIAT's assets, including placing orders for the purchase and sale of portfolio securities. MS Advisors obtains and evaluates such information and advice relating to the economy, securities markets and securities as it deems necessary or useful to manage the assets of HIAT in a manner consistent with its objective and policies. As compensation for advisory services provided to HIAT, HIAT pays MS Advisors monthly compensation calculated weekly by applying the following annual rates to HIAT's weekly net assets: 0.75% of the portion of the average weekly assets not exceeding $250 million; 0.60% of the portion of the average weekly assets exceeding $250 million and not exceeding $500 million; 0.50% of the portion of the average weekly assets exceeding $500 million and not exceeding $750 million; 0.40% of the portion of the average weekly assets exceeding $750 million and not exceeding $1 billion; and 0.30% of the portion of the average weekly assets exceeding $1 billion. The services provided to HIAT under the Investment Management Agreement are comparable to those provided by MS Advisors to High Yield under its Investment Management Agreement with MS Advisors. Pursuant to that agreement, High

Yield pays MS Advisors, monthly compensation calculated daily by applying the following annual rates to the net assets of the fund determined as of the close of each business day: 0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.325% of the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.30% of the portion of the daily net assets exceeding $3 billion. Each class of shares of High Yield is subject to the same management fee rates.

     HIAT is a closed-end investment company and therefore does not have a distribution plan pursuant to Rule 12b-1 under the 1940 Act ("12b-1 Plan"). High Yield has adopted a 12b-1 Plan for the distribution of its shares, however, there are no 12b-1 fees applicable to High Yield's Class D shares. For information relating to the 12b-1 fees applicable to High Yield's Class A, B and C shares, see the section entitled "Share Class Arrangements" in High Yield's Prospectus, attached hereto.

     OTHER SIGNIFICANT FEES. Both HIAT and High Yield pay additional fees in connection with their operations, including legal, auditing, transfer agent, trustees fees and custodial fees, registration fees in the case of High Yield and, in the case of HIAT, listing fees for the listing of its shares on the New York Stock Exchange ("NYSE"). See "Synopsis -- Fee Table" above for the percentage of average net assets represented by such "Other Expenses."

     PURCHASES, EXCHANGES AND REDEMPTIONS. Class D shares of High Yield are currently offered at net asset value and such shares may be redeemed for cash without redemption or other charge at the net asset value per share next determined. Normally, Class D shares of High Yield are offered only to a limited group of investors. Subsequent to the Reorganization, all HIAT shares will be designated Class D shares of High Yield. However, additional investments (except for reinvestment of distributions received on shares acquired as a result of the Reorganization) in Class D shares of High Yield (or in Class D shares of any other Morgan Stanley Fund) by Shareholders holding such shares may only be made if those Shareholders are otherwise eligible to purchase Class D shares. Class D shares acquired in the Reorganization may, however, be exchanged for Class D shares of another Morgan Stanley Fund pursuant to Class D's exchange privileges discussed below.

     High Yield offers four classes of shares (Class A, Class B, Class C and Class D) which differ principally in terms of sales charges, distribution and service fees, and ongoing expenses. For further information relating to each of the classes of High Yield's shares, see the section entitled "Share Class Arrangements" in High Yield's Prospectus attached hereto.

     Class D shares of High Yield that are held with a broker-dealer that has entered into a selected dealer agreement with High Yield's distributor (or shares held directly with High Yield's transfer agent) may be exchanged for Class D shares of any other Morgan Stanley Fund that offers its shares in more than one class, or any of Morgan Stanley Limited Duration U.S. Treasury Trust, Morgan Stanley Limited Term Municipal Trust, Morgan Stanley Limited Duration Fund and the five Morgan Stanley Funds that are money market funds (the foregoing funds are collectively referred to as the "Exchange Funds"), without the imposition of an exchange fee. Exchange privileges will not be available to Shareholders who hold High Yield shares with broker-dealers that have not entered into a selected dealer agreement with High Yield's distributor.

     High Yield shareholders may redeem their High Yield shares on any business day at the net asset value of such shares. High Yield provides telephone exchange privileges to its shareholders. For greater details relating to exchange privileges applicable to High Yield, see the section entitled "How to Exchange Shares" in High Yield's Prospectus.

     High Yield may redeem involuntarily, at net asset value, most accounts valued at less than $100. However, High Yield offers a reinstatement privilege whereby a shareholder who has not previously exercised such privilege whose shares have been redeemed may, within thirty-five days after the date of redemption, reinstate any portion or all of the proceeds thereof in shares of the same class from which such shares were redeemed.

     Unlike High Yield, HIAT is a closed-end investment company and does not redeem its shares or engage in the continuous offering of new shares in the same manner as an open-end investment company and does not offer to exchange its shares for shares of other investment companies. Shares of HIAT are only purchased and sold on the NYSE.

     DIVIDENDS. Both High Yield and HIAT declare and pay dividends from net investment income monthly. Both High Yield and HIAT generally distribute all of their net realized short-term and long-term capital gains at least once per year. Each, however, may determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment. With respect to High Yield, dividends and capital gains distributions are automatically reinvested in additional shares at net asset value unless the shareholder elects to receive cash. All persons who become registered holders of HIAT are automatically included in HIAT's automatic dividend reinvestment plan unless they elect to receive distributions in cash. Under that plan, Shareholders' dividends are automatically reinvested in shares of HIAT at the then current market price of such shares. For more information on HIAT's dividend reinvestment plan, see Exhibit C to this Proxy Statement and Prospectus.


                             PRINCIPAL RISK FACTORS

     The share price or net asset value of High Yield and the market price per share of HIAT on the NYSE as well as HIAT's net asset value will fluctuate with changes in the market value of their respective portfolio securities. The market value of the funds' portfolio securities will increase or decrease due to a variety of economic, market and political factors, including changes in prevailing interest rates, which cannot be predicted. The principal risks of an investment in either High Yield or HIAT are the risks associated with their respective fixed-income securities which primarily consist of high yield, high risk securities commonly known as "junk bonds." Fixed income securities are subject to two types of risks: credit risk and interest rate risk.

     Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

     Junk bonds are subject to greater risk of loss of income and principal than higher rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the funds may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The Rule 144A securities could have the effect of increasing the level of fund illiquidity to the extent the funds may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the funds' Directors/Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in the funds' net asset value.

     In addition to junk bonds, both High Yield and HIAT invest up to 20% of their assets in investment grade fixed-income securities. Some of these securities have speculative characteristics.

     Both High Yield and HIAT may invest up to 20% of their total assets in common stocks. In general stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. These prices can fluctuate widely.

     Each fund may invest up to 20% of its assets in foreign securities including fixed income securities issued by foreign governments and other foreign issuers (including American depositary receipts or other similar securities convertible into securities of foreign issuers) but not more than 10% of its total assets in these securities may be denominated in foreign currencies. The funds' investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. In particular, the price of securities could be adversely affected by changes in the exchange rate between U.S. dollars and a foreign market's local currency. Foreign securities (including depositary receipts) also have risks related to economic and political developments abroad, including any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the funds to obtain or enforce a judgment against the issuers of the securities. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlements of the funds' trades effected in those markets.

     The funds may invest in put and call options and futures on their portfolio securities, stock indexes and U.S. and foreign currencies. The funds may use options and futures to protect against a decline in the funds' securities or in currency prices or an increase in prices of securities or currencies that may be purchased, as well as to protect against interest rate changes. If the funds invest in options and/or futures, their participation in these markets would subject the funds' portfolios to certain risks. If the Investment Manager's predictions of movements in the direction of the stock or currency markets are inaccurate, the adverse consequences to the funds (e.g., a reduction in the funds' net asset value or a reduction in the amount of income available for distribution) may leave the funds in a worse position than if these strategies were not used. Other risks inherent in the use of options and futures include, for example, the possible imperfect correlation between the price of options and futures contracts and movements in the prices of the securities or currencies being hedged, and the possible absence of a liquid secondary market for any particular instrument. Certain options may be over-the-counter options which are options negotiated with dealers; there is no secondary market for these investments.

     The foregoing discussion is a summary of the principal risk factors of HIAT and High Yield. For a more complete discussion of the risks of High Yield, see "Principal Risks" and "Additional Risk Information" in High Yield's Prospectus attached hereto and incorporated herein by reference.

                              THE REORGANIZATION

THE BOARD'S CONSIDERATION

     At a meeting held on July 25, 2002, the Board, including all of the Independent Trustees, unanimously approved the Reorganization Agreement and determined to recommend that HIAT Shareholders approve the

Reorganization Agreement. In reaching this decision, the Board made an extensive inquiry into a number of factors, particularly the comparative expense ratios of HIAT and the Class D shares of High Yield, and the effect on Shareholders of "open-ending" HIAT including, for example, the ability to realize the net asset value of their shares and the potential impact of redemptions on portfolio management. The Board also considered other factors, including, but not limited to: comparable investment objectives, policies, restrictions and portfolios of HIAT and High Yield; the terms and conditions of the Reorganization which would affect the price of shares to be issued in the Reorganization; the tax-free nature of the Reorganization; and any direct or indirect costs to be incurred by HIAT and High Yield in connection with the Reorganization.

     In recommending the Reorganization to Shareholders, the Board of HIAT considered the following:

     1. The expense ratio for the Class D shares of High Yield (0.62% for its fiscal year end August 31, 2001; ____________ for its fiscal year end August 31,
2002) is substantially lower than the expense ratio for HIAT (1.32% for its fiscal year end September 30, 2001). This is partially attributable to the fact that High Yield's investment management fee rate (0.43% of its net assets) was appreciably lower for its fiscal year end August 31, 2001 (_____________ for its fiscal year end August 31, 2002) than HIAT's investment management fee rate (0.75%) paid for the twelve months ended August 31, 2001. Furthermore, the rate of other expenses paid by Class D shareholders of High Yield (0.19% of average daily net assets) for its fiscal year end August 31, 2001 (______________ for its fiscal year end August 31, 2002) was lower than the rate of other expenses paid by HIAT (0.57% of average daily net assets) for the its last fiscal year. In addition, to the extent that the Reorganization would result in Shareholders becoming shareholders of a combined larger fund, further economies of scale could be achieved since various fixed expenses (e.g., auditing and legal) can be spread over a larger number of shares. Therefore, once the Reorganization is consummated, the expenses which would be borne by Class D shareholders of the "combined fund" are expected to be significantly lower on a percentage basis than the expenses per share of HIAT.

     2. HIAT, has generally traded at a premium, but recently has traded at a discount to its net asset value and is, as of the date of this Proxy Statement and Prospectus, trading at a discount. To the extent that HIAT is trading at a discount on the date of the Reorganization, the Reorganization at net asset value would benefit the Shareholders of HIAT by immediately eliminating any such discount.

     3. Shareholders of HIAT would have a continued participation in a portfolio of lower-rated and unrated fixed-income securities.

     4. Shareholders would have the ability to exchange their Class D shares of High Yield acquired as a result of the Reorganization into Class D shares of any Morgan Stanley Multi-Class Fund without the imposition of any sales charge or additional fees. The Board noted, however, that exchange privileges will not be available to Shareholders who hold High Yield shares with broker-dealers that have not entered into a selected dealer agreement with High Yield's distributor. HIAT, being a closed-end fund, does not offer any exchange privileges.

     5. HIAT does not currently satisfy certain NYSE listing standards. Therefore, absent the Reorganization, there is a risk that the shares could become ineligible for trading on the NYSE.

     6. The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes, pursuant to which no gain or loss will be recognized by HIAT or its Shareholders for Federal income tax purposes as a result of transactions included in the Reorganization.

     7. The Board recognized that if at the time of the Reorganization, HIAT is trading at a premium to its net asset value, HIAT shareholders would receive High Yield shares with a value less than the amount which could have been realized through a sale of shares in the open market. See "Additional Matters Regarding HIAT -- History of Public Trading of HIAT's Shares" below. The Board concluded, however, that the potential benefits of the Reorganization outweighed the potential risk of the elimination of any premium at which the shares trade on the date of the Reorganization.

     The Board of Directors of High Yield, including a majority of the Independent Directors of High Yield, also have determined that the Reorganization is in the best interests of High Yield and its shareholders and that the interests of existing shareholders of High Yield will not be diluted as a result thereof. The transaction will enable High Yield to acquire investment securities which are consistent with High Yield's investment objective, without the costs attendant to the purchase of such securities in the market. Also, the addition of HIAT's assets to High Yield's portfolio may result in a further reduction in High Yield's investment management fee resulting from the addition of more assets at a lower breakpoint rate in the management fee schedule and may result also in the economies of scale described above. Finally, the Board considered that even if the benefits enumerated above are not realized, the costs to the Fund are sufficiently minor to warrant taking the opportunity to realize those benefits.


THE REORGANIZATION AGREEMENT

     The terms and conditions under which the Reorganization would be consummated, as summarized below, are set forth in the Reorganization Agreement. This summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Exhibit A to this Proxy Statement and Prospectus.

     The Reorganization Agreement provides that (i) HIAT will transfer all of its assets, including portfolio securities, cash (other than cash amounts retained by HIAT as a "Cash Reserve" in the amount sufficient to discharge its liabilities not discharged prior to the Valuation Date (as defined below) and for expenses of the dissolution), cash equivalents and receivables to High Yield on the Closing Date in exchange for the assumption by High Yield of stated liabilities of HIAT, including all expenses, costs, charges and reserves, as reflected on an unaudited statement of assets and liabilities of HIAT prepared by the Treasurer of HIAT, as of the Valuation Date (as defined below) in accordance with generally accepted accounting principles consistently applied from the prior audited period, and the delivery of the High Yield Shares; (ii) such High Yield Shares would be distributed to Shareholders on the Closing Date or as soon as practicable thereafter; (iii) HIAT would be de-registered as an investment company under the 1940 Act; (iv) HIAT would be dissolved as a Massachusetts business trust; and (v) the outstanding shares of HIAT would be canceled.

     The number of High Yield Shares to be delivered to HIAT will be determined by dividing the aggregate net asset value of the shares of HIAT acquired by High Yield by the net asset value per share of the Class D shares of High Yield; these values will be calculated as of the close of business of the New York Stock Exchange on the third business day following the receipt of the requisite approval by Shareholders of the Reorganization Agreement or at such other time as HIAT and High Yield may agree (the "Valuation Date"). As an illustration, assume that on the Valuation Date, the shares of HIAT had an aggregate net asset value (not including any Cash Reserve of HIAT) of $100,000. If the net asset value per Class D share of High Yield were $10 per share at the close of business on the Valuation Date, the number of Class D shares of High Yield to be issued would be 10,000 ($100,000 (divided by) $10). These 10,000 Class D shares of High Yield would be distributed to the former shareholders of HIAT. This example is given for illustration purposes only and does not bear any relationship to the dollar amounts or shares expected to be involved in the Reorganization.

     On the Closing Date or as soon as practicable thereafter, HIAT will distribute pro rata to its Shareholders of record as of the close of business on the Valuation Date, the High Yield Shares it receives. Each Shareholder will receive Class D shares of High Yield that corresponds to the shares of HIAT currently held by that Shareholder. High Yield will cause its transfer agent to credit and confirm an appropriate number of High Yield Shares to each Shareholder. Certificates for High Yield Shares will be issued only upon written request of a Shareholder and only for whole shares, with fractional shares credited to the name of the Shareholder on the books of High Yield. Shareholders who wish to receive certificates representing their High Yield Shares must, after receipt of their confirmations, make a written request to High Yield's transfer agent Morgan Stanley Trust,

Harborside Financial Center, Jersey City, New Jersey 07311. Shareholders of HIAT holding their shares in certificate form will be asked to surrender such certificates in connection with the Reorganization. Shareholders who do not surrender their certificates prior to the Closing Date will still receive their shares of High Yield; however, such Shareholders will not be able to redeem, transfer or exchange the High Yield Shares received until the old certificates have been surrendered.

     The Closing Date will be the next business day following the Valuation Date. The consummation of the Reorganization is contingent upon the approval of the Reorganization by the Shareholders and the receipt of the other opinions and certificates set forth in Sections 6, 7 and 8 of the Reorganization Agreement (attached hereto as Exhibit A) and the occurrence of the events described in those Sections, certain of which may be waived by HIAT or High Yield. The Reorganization Agreement may be amended in any mutually agreeable manner. All expenses of this solicitation, including the cost of preparing and mailing this Proxy Statement and Prospectus, will be borne, as set forth in this Proxy Statement and Prospectus under "Expenses of Solicitation," by HIAT, which expenses are expected to approximate $ . HIAT and High Yield will bear all of their respective other expenses associated with the Reorganization.

     The Reorganization Agreement may be terminated and the Reorganization abandoned at any time, before or after approval by Shareholders or by mutual consent of HIAT, and High Yield. In addition, either party may terminate the Reorganization Agreement upon the occurrence of a material breach of the Reorganization Agreement by the other party or if, by March 31, 2003, any condition set forth in the Reorganization Agreement has not been fulfilled or waived by the party entitled to its benefits.

     Under the Reorganization Agreement, within one year after the Closing Date, HIAT shall: either pay or make provision for all of its liabilities and distribute any remaining amount of the Cash Reserve (after paying or making provision for such liabilities and the estimated cost of making the distribution) to former Shareholders of HIAT that received High Yield Shares. HIAT shall be de-registered as an investment company under the 1940 Act, dissolved under Massachusetts law promptly following the distributions of shares of High Yield to Shareholders of record of HIAT.

     The effect of the Reorganization is that Shareholders who vote their shares in favor of the Reorganization Agreement are electing to sell their shares of HIAT (at net asset value on the Valuation Date calculated after subtracting any Cash Reserve) and reinvest the proceeds in High Yield Shares at net asset value and without recognition of taxable gain or loss for Federal income tax purposes. See "Tax Aspects of the Reorganization" below. As noted in "Tax Aspects of the Reorganization" below, if HIAT recognizes net gain from the sale of securities prior to the Closing Date, such gain, to the extent not offset by capital loss carryforwards, will be distributed to Shareholders prior to the Closing Date and will be taxable to Shareholders as capital gain.

     Prior to the NYSE's suspension of trading of HIAT's shares, which is currently expected to occur on the next business day after the Meeting (assuming Shareholders of HIAT approve the Reorganization Agreement at the Meeting), Shareholders will continue to be able to sell their shares of HIAT on the NYSE at the market price of the shares on the NYSE when the sell order is placed. Following the suspension of trading, Shareholders will no longer be able to sell their HIAT shares on the NYSE. On or after the Closing Date, however, Shareholders will be able to redeem their newly-issued shares of High Yield.

TAX ASPECTS OF THE REORGANIZATION

     At least one but not more than 20 business days prior to the Valuation Date, HIAT will declare and pay a dividend or dividends which, together with all previous such dividends, will have the effect of distributing to Shareholders all of HIAT's investment company taxable income for all periods since the inception of HIAT through and including the Valuation Date (computed without regard to any dividends paid deduction), and all of HIAT's net capital gain, if any, realized in such periods (after reduction for any capital loss carryforward).

     The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code").

     As a condition to the Reorganization, HIAT and High Yield will receive an opinion of Mayer, Brown, Rowe & Maw to the effect that, based on certain assumptions, facts, the terms of the Reorganization Agreement and representations set forth in the Reorganization Agreement or otherwise provided by HIAT and High Yield (including a representation to the effect that High Yield has no plan or intention to sell or otherwise dispose of more than fifty percent of the assets of HIAT acquired in the Reorganization except for dispositions made in the ordinary course of business):

     1. The transfer of HIAT's assets in exchange for the High Yield Shares and the assumption by High Yield of certain stated liabilities of HIAT followed by the distribution by HIAT of the High Yield Shares to Shareholders in exchange for their HIAT shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and HIAT and High Yield will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     2. No gain or loss will be recognized by High Yield upon the receipt of the assets of HIAT solely in exchange for the High Yield Shares and the assumption by High Yield of the stated liabilities of HIAT;

     3. No gain or loss will be recognized by HIAT upon the transfer of the assets of HIAT to High Yield in exchange for the High Yield Shares and the assumption by High Yield of the stated liabilities or upon the distribution of High Yield Shares to Shareholders in exchange for their HIAT shares;

     4. No gain or loss will be recognized by Shareholders upon the exchange of the shares of HIAT for the High Yield Shares;

     5. The aggregate tax basis for the High Yield Shares received by each of the Shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the shares in HIAT held by each such Shareholder immediately prior to the Reorganization;

     6. The holding period of the High Yield Shares to be received by each Shareholder will include the period during which the shares of HIAT surrendered in exchange therefor were held (provided such shares in HIAT were held as capital assets on the date of the Reorganization);

     7. The tax basis of the assets of HIAT acquired by High Yield will be the same as the tax basis of such assets of HIAT immediately prior to the Reorganization; and

     8. The holding period of the assets of HIAT in the hands of High Yield will include the period during which those assets were held by HIAT.

     The advice of Counsel is not binding on the Internal Revenue Service or the courts and neither HIAT nor High Yield has sought or will seek a ruling with respect to the tax treatment of the Reorganization.

     SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS REGARDING THE EFFECT, IF ANY, OF THE PROPOSED TRANSACTION IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES. BECAUSE THE FOREGOING DISCUSSION ONLY RELATES TO THE FEDERAL INCOME TAX CONSEQUENCES OF THE PROPOSED TRANSACTION, SHAREHOLDERS SHOULD ALSO CONSULT THEIR TAX ADVISORS AS TO STATE AND LOCAL TAX CONSEQUENCES, IF ANY, OF THE PROPOSED TRANSACTION.


TAX CONSEQUENCES OF THE REORGANIZATION TO HIAT AND HIGH YIELD.

     Under the Code, the Reorganization may result in limitations on the utilization of the capital loss carryovers and built-in losses of HIAT. The effect of any such limitations will depend on the existence and amount of HIAT's capital loss carryovers and built-in losses at the time of the Reorganization. A fund will have built-in losses in its assets if its tax basis in its assets exceeds the fair market value of such assets on the date of the Reorganization. While the actual amount of such limitation will be determined at the time of the Reorganization, if, for example, the Reorganization had occurred on July 19, 2002, each year only approximately $1.3 million of HIAT's capital loss carryovers and recognized built-in capital losses would have been able to be used to offset capital gains of the Combined Fund. The Reorganization should not have any effect on the capital loss carryovers and built-in losses of High Yield.


DESCRIPTION OF SHARES OF HIGH YIELD AND HIAT AND THE ORGANIZATION OF THE TWO
FUNDS

     Class D shares of High Yield to be issued pursuant to the Reorganization Agreement will, when issued, be fully paid and non-assessable by High Yield and transferable without restrictions and will have no preemptive rights. As stated above, Class D shares of High Yield are not subject to any sales charge on purchase or redemption or any 12b-1 fee.

     Shares of HIAT (the only existing class of which is common) are entitled to one vote for each share held and to vote for the election of Trustees and on other matters submitted to meetings of shareholders. Shares of HIAT have no pre-emptive or conversion rights and the shares, when issued, are fully paid and non-assessable.

     The shareholders of High Yield are entitled to a full vote for each full common share held. High Yield is authorized to issue an unlimited number of common shares. All common shares of High Yield are of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, Class A, Class B and Class C bear expenses related to the distribution of their respective shares.

     High Yield's Articles of Incorporation permits the Directors to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Directors have not presently authorized any such additional series or Classes of shares other than as set forth in High Yield's Prospectus.

     High Yield is not required to hold annual meetings of shareholders and in ordinary circumstances High Yield does not intend to hold such meetings. The Directors may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or the Articles of Incorporation. Under certain circumstances, the Directors may be removed by the actions of the Directors. In addition, under certain circumstances, the shareholders may call a meeting to remove the Directors and High Yield is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Directors being selected, while the holders of the remaining shares would be unable to elect any Directors. HIAT, whose shares are listed on the NYSE, does hold annual meetings as required by the rules of the NYSE.

     HIAT is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of HIAT. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of HIAT, requires that notice of such HIAT obligations include such disclaimer, and provides for indemnification out of the HIAT's property for any shareholder held personally liable for the obligations of HIAT. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which HIAT itself would be unable to meet its obligations. High Yield is a Maryland corporation. Shareholders of a Maryland Corporation are not personally liable for the obligations of the company.


     HIAT presently has certain anti-takeover provisions in its Declaration of Trust which could have the effect of limiting the ability of other entities or persons to acquire control of HIAT, to cause it to engage in certain transactions or to modify its structure. The Board of Trustees is divided into three classes, each having a term of three years. Each year the term of one class expires. This provision could delay for up to two years the replacement of a majority of the Board of Trustees. In addition, the affirmative vote or consent of the holders of 80% of the shares of HIAT (a greater vote than that required by the 1940 Act and greater than the required vote applicable to business corporations under state law) is required to authorize the conversion of HIAT from a closed-end to an open-end investment company, or generally to authorize any of the following transactions:


     (i)   merger or consolidation of HIAT with or into any other corporation;


     (ii)  issuance of any securities of HIAT to any person or entity for cash;



     (iii) sale, lease or exchange of all or any substantial part of the assets of HIAT, to any entity or person (except assets having an aggregate fair market value of less than $1,000,000);


     (iv) sale, lease or exchange to HIAT, in exchange for securities of HIAT, of any assets of any entity or person (except assets having an aggregate fair market value of less than $1,000,000)


if such corporation, person or entity is directly, or indirectly through affiliates, the beneficial owner of 5% or more of the outstanding shares of HIAT. However, such 80% vote or consent will not be required with respect to the foregoing transactions where the Board of Trustees under certain conditions approves the transaction (as the Board has done with respect to the Reorganization), in which case, with respect to (i) and (iii) above, a majority shareholder vote or consent will be required, and, with respect to (ii) and
(iv) above, no shareholder vote or consent would be required. Furthermore, any amendment to the provisions in the Declaration of Trust requiring an 80% shareholder vote or consent for the foregoing transactions similarly requires an 80% shareholder vote or consent.


CAPITALIZATION TABLE (UNAUDITED)


     The following table sets forth the capitalization of High Yield and HIAT as of July 31, 2002 and on a pro forma combined basis as if the Reorganization had occurred on that date:

                                                                                    NET ASSET
                                                                       SHARES         VALUE
                                                    NET ASSETS      OUTSTANDING     PER SHARE
                                                  --------------   -------------   ----------
HIAT ..........................................   $ 25,880,572       29,935,152      $ 0.86
High Yield
 (Class A) ....................................   $ 23,153,188       14,587,759      $ 1.59
 (Class B) ....................................   $387,265,515      244,990,472      $ 1.58
 (Class C) ....................................   $ 34,900,806       22,036,996      $ 1.58
 (Class D) ....................................   $ 86,641,125       54,631,515      $ 1.59
Total High Yield (Class A -- D) ...............   $531,960,634
Combined Fund (pro forma) (High Yield after the
 Reorganization)
 (Class A) ....................................   $ 23,153,188       14,587,759      $ 1.59
 (Class B) ....................................   $387,265,515      244,990,472      $ 1.58
 (Class C) ....................................   $ 34,900,806       22,036,996      $ 1.58
 (Class D) ....................................   $112,521,697       70,908,604      $ 1.59
Total Combined Fund (pro forma) (High Yield)
 (Class A -- D) ...............................   $557,841,206

APPRAISAL RIGHTS

     Shareholders will have no appraisal rights in connection with the Reorganization.


        COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS


INVESTMENT OBJECTIVES AND POLICIES

     HIAT and High Yield have similar investment objectives. Both HIAT and High Yield, as a primary investment objective, seek to earn a high level current income. As a secondary investment objective, HIAT and High Yield seek capital appreciation but only to the extent consistent with their primary objective.

     High Yield invests at least 80% of its assets in fixed-income securities rated lower than Baa by Moody's or lower than BBB by S&P (commonly known as "junk bonds") or in non-rated securities considered by MS Advisors to be appropriate investments for the fund. These lower-rated and unrated fixed income securities may also include "Rule 144A" securities, which are subject to resale restrictions. There are no minimum quality ratings for investments, and as such the fund may invest in securities which no longer make payments of interest or principal. In deciding which securities to buy, hold or sell, MS Advisors considers an issuer's creditworthiness, economic developments, interest rate trends and other factors it deems relevant. In evaluating an issuer's creditworthiness, MS Advisors relies principally on its own analysis. A security's credit rating is simply one factor that may be considered by MS Advisors in this regard. High Yield may invest up to 20% of its assets in securities rated Baa or BBB or higher (or, if not rated, determined to be of comparable quality) when MS Advisors believes that such securities may produce attractive yields. The fund's fixed-income securities may include zero coupon securities and payment in kind bonds. Zero coupon securities are purchased at a discount and either (i) pay no interest, or (ii) accrue interest, but make no payments until maturity; payment in kind bonds are purchased at the face amount of the bond and accrue additional principal but make no payments until maturity. High Yield may also invest in common stocks and foreign securities, and, may acquire warrants which may or may not be attached to common stock and may purchase units which combine debt securities with equity securities. Additionally, High Yield may invest up to 10% of its assets in municipal obligations that pay interest exempt from federal income tax. Other than its investment objectives, the foregoing investment policies of High Yield may be changed without shareholder approval.

     HIAT also invests at least 80% of its assets in the lower-rated and unrated fixed-income securities previously described, as well as Rule 144A securities. Fixed-income securities appropriate for HIAT and High Yield may include both convertible and nonconvertible debt securities and preferred stock. Under normal conditions, 20% of HIAT's total assets may be invested in higher-rated fixed-income securities and unrated fixed-income securities of comparable quality and HIAT also may invest up to 10% of its assets in municipal obligations. HIAT may also purchase common stocks, foreign securities, money market instruments and may acquire warrants and unit offerings.

     Both High Yield and HIAT may take temporary "defensive" positions that are inconsistent with each fund's principal investment strategies in attempting to respond to adverse market conditions. Both High Yield and HIAT may invest any amount of their assets in cash or money market instruments in a defensive posture when MS Advisors believes it is advisable to do so.

     Other than its investment objectives, the foregoing investment policies of HIAT may be changed without shareholder approval.

     Both High Yield and HIAT may (i) engage in options and futures transactions, (ii) purchase securities on a when-issued or delayed delivery basis, (iii) purchase securities on a "when, as and if issued" basis, (iv) enter into repurchase agreements, (HIAT may not invest in repurchase agreements that do not mature within seven days, if any such investments amount to more than 10% of HIAT's total assets), (v) invest in private placements (up to 15% in the case of High Yield and up to 10% in the case of HIAT), (vi) lend their portfolio securities (up to 25% in the case of High Yield and up to 10% in the case of HIAT), and (vii) invest in public utilities.

     The foregoing discussion is a summary of the principal differences and similarities between the investment policies of the funds. For a more complete discussion of High Yield's policies, see "Principal Investment Strategies" and "Additional Investment Strategy Information" in High Yield's Prospectus and "Description of the Fund and Its Investments and Risks" in High Yield's Statement of Additional Information.


INVESTMENT RESTRICTIONS

     The investment restrictions adopted by HIAT and High Yield as fundamental policies are substantially similar. HIAT's investment restrictions and their similarities or differences with High Yield's investment restrictions are summarized below. A full description of High Yield's investment restrictions can be found under the caption "Description of the Fund and Its Investments and Risks -- Fund Policies/Investment Restrictions" in High Yield's Statement of Additional Information. A fundamental investment restriction cannot be changed without the vote of the majority of the outstanding voting securities of a fund, as defined in the 1940 Act.

     HIAT may not:

     1. Acquire common stocks in excess of 20% of its total assets. High Yield has a similar restriction.

     2. As to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer, (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities). High Yield has a similar restriction but as to 100% of its total assets.

     3. As to 75% of its total assets, purchase more than 10% of the voting securities, or more than 10% of any class of securities of any issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class and all preferred stocks of an issuer are considered as one class. High Yield has a similar restriction but as to 100% of its total assets.

     4. Invest 25% or more of its total assets in securities of issuers in any one industry. For purposes of this restriction, gas, electric, water and telephone utilities will each be treated as being a separate industry. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities. High Yield has an identical restriction.

     5. Invest more than 5% of its total assets in securities of companies having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities. High Yield has an identical restriction.

     6. Invest more than 10% of its total assets in securities which are restricted as to disposition under the federal securities laws or otherwise. This restriction shall not apply to securities received as a result of corporate reorganization or similar transaction affecting readily marketable securities already held in HIAT's portfolio; however, HIAT will attempt to dispose in an orderly fashion of any securities received under these circumstances to the extent that such securities exceed 15% of HIAT's total assets. High Yield, as an open-end investment company, may not invest more than 15% of its assets in illiquid securities.

     7. Invest in securities of any issuer if, to the knowledge of the fund, any officer or trustee of the fund or any officer or director of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer. High Yield has an identical restriction.

     8. Purchase or sell real estate or interests therein, although it may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein. High Yield has an identical restriction.

     9. Purchase or sell commodities except that the fund may purchase or sell financial futures contracts and related options. High Yield has an identical restriction.

     10. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs, except that the fund may invest in securities of companies which invest in or sponsor such programs. High Yield has an identical restriction.

     11. Write, purchase or sell puts, calls, or combinations thereof, except for options on futures contracts or options on debt securities. High Yield has an identical restriction.

     12. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets. High Yield has an identical restriction.

     13. Borrow money, except that the fund may borrow from a bank for temporary or emergency purposes or for repurchase of its shares provided that immediately after such borrowing the amount borrowed does not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities which are outstanding at the time). High Yield may only borrow for temporary purposes and only in amounts not exceeding 5% of the value of its total assets (not including the amount borrowed).

     14. Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Restriction 13. However, for the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets. High Yield has a substantially similar restriction.

     15. Issue senior securities as defined in the 1940 Act, except insofar as the fund may be deemed to have issued a senior security by reason of: (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; (c) purchasing or selling any financial futures contracts; (d) borrowing money in accordance with restrictions described above; or (e) lending portfolio securities. High Yield is similarly restricted.

     16. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the fund may invest consistent with its investment objective and policies; (b) by investment in repurchase agreements; or (c) by lending its portfolio securities. High Yield has an identical restriction.

     17. Make short sales of securities. High Yield has an identical restriction.

     18. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities. High Yield has an identical restriction.

     19. Engage in the underwriting of securities, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security. High Yield has an identical restriction.

     20. Invest for the purpose of exercising control or management of another company. High Yield has an identical restriction.


                       ADDITIONAL MATTERS REGARDING HIAT

     This section sets forth additional information about HIAT which is not contained elsewhere in this Proxy Statement and Prospectus.


HISTORY OF PUBLIC TRADING OF HIAT'S SHARES

     Shares of HIAT trade on the New York Stock Exchange under the symbol "YLD". The following table shows the history of public trading of the shares of beneficial interest of HIAT by quarter for the last two fiscal years. The table sets forth the per share high market price and the per share low market price on the NYSE for each completed fiscal quarter and the corresponding net asset value for that market price as well as the discount (expressed as a percentage of net asset value) represented by the difference between the market price and its corresponding net asset value:




                                                             PERCENTAGE                                  PERCENTAGE
                                  MARKET       NET ASSET       PREMIUM        MARKET      NET ASSET       PREMIUM
QUARTER ENDED                   PRICE-HIGH       VALUE       (DISCOUNT)     PRICE-LOW       VALUE        (DISCOUNT)
----------------------------   ------------   -----------   ------------   -----------   -----------   -------------
September 30, 2001 .........     $ 1.500        $ 1.33          12.78%       $ 1.130       $ 1.15           (1.74)%
June 30, 2001 ..............     $ 2.500        $ 1.50          66.67%       $ 1.440       $ 1.36            5.88%
March 31, 2001 .............     $ 3.260        $ 1.92          69.79%       $ 2.350       $ 1.74           35.06%
December 31, 2001 ..........     $ 1.290        $ 1.10          17.27%       $ 1.170       $ 1.09            7.34%

September 30, 2000 .........     $ 3.938        $ 2.68          46.38%       $ 3.500       $ 2.51           39.44%
June 30, 2000 ..............     $ 3.875        $ 2.91          33.16%       $ 3.375       $ 3.02           11.75%
March 31, 2000 .............     $ 3.625        $ 3.17          14.35%       $ 3.375       $ 3.27            3.21%
December 31, 2000 ..........     $ 3.188        $ 2.35          35.64%       $ 2.375       $ 1.87           27.01%


     On        , 2002, the shares traded at a market price of $        with a
net asset value of $       .


INVESTMENT MANAGER

     HIAT's investment manager, MS Advisors, maintains its offices at 1221 Avenue of the Americas, New York, New York 10020. MS Advisors, which was incorporated in July, 1992 under the name Dean Witter InterCapital Inc., changed its name to Morgan Stanley Investment Advisors Inc. on June 18, 2001.
MS Advisors together with Morgan Stanley Services Company Inc. ("MS Services"), its wholly-owned subsidiary, had
approximately $       billion in assets under management as of        , 2002. MS
Advisors is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley has its offices at 1585 Broadway, New York, New York 10036.

     The Principal Executive Officer and Directors of MS Advisors are Mitchell
M. Merin, President and Chief Executive Officer, Ronald E. Robison, Managing Director and Chief Administrative Officer and Barry Fink, Vice President, Secretary and General Counsel. Messrs. Merin, Robison and Fink also serve as officers of HIAT.

     MS Advisors and its wholly-owned subsidiary, MS Services, serve in various investment management, advisory, management and administrative capacities to investment companies and pension plans and other institutional and individual investors.

     There are various lawsuits pending against Morgan Stanley involving material amounts which, in the opinion of its management, will be resolved with no material effect on the consolidated financial position of the company.


PORTFOLIO MANAGEMENT

     HIAT's portfolio is managed by the High Yield Corporate team of the Taxable Fixed-Income Group. Current members of the team include Stephen F. Esser, a Managing Director of HIAT's Investment Manager, Gordon W. Loery, an Executive Director of HIAT's Investment Manager, and Deanna L. Loughnane, an Executive Director of HIAT's Investment Manager.


EXPENSES BORNE BY HIAT

     Under the Investment Management Agreement, HIAT is obligated to bear all of the costs and expenses of its operation, except those specifically assumed by the Investment Manager, including, without limitation: charges and expenses of any registrar, custodian or depository appointed by HIAT for the safekeeping of its cash, portfolio securities or commodities and other property, and any stock transfer or dividend agent or agents appointed by HIAT; brokers' commissions chargeable to HIAT in connection with portfolio securities transactions to which the Trust is a party; all taxes, including securities or commodities issuance and transfer taxes, and fees payable by the Trust to Federal, state or other governmental agencies; costs and expenses of engraving or printing of certificates representing shares of HIAT; all costs and expenses in connection with registration and maintenance of registration of HIAT and of its shares with the Securities and Exchange Commission and various states and other jurisdictions (including filing fees and legal fees and disbursements of counsel); the costs and expense of preparing, printing, including typesetting, and distributing prospectuses for such purposes; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of HIAT's Investment Manager or any of their corporate affiliates; all expenses incident to the payment of any dividend or distribution program; charges and expenses of any outside pricing services; charges and expenses of legal counsel, including counsel to the Independent Trustees of HIAT, and independent accountants in connection with any matter relating to HIAT (not including compensation or expenses of attorneys employed by the Investment Manager); membership dues of industry associations; interest payable on borrowings; fees and expenses incident to the listing of HIAT's shares on any stock exchange; postage; insurance premiums on property or personnel (including officers and Trustees) of HIAT which inure to its benefit; extraordinary expenses (including, but not limited to legal claims, liabilities, litigation costs and any indemnification related thereto); and all other charges and costs of HIAT's operations unless otherwise explicitly provided in the Investment Management Agreement.

               ADDITIONAL INFORMATION ABOUT HIAT AND HIGH YIELD


GENERAL

     HIAT was organized as a "Massachusetts business trust" under the laws of the Commonwealth of Massachusetts on June 17, 1987 and commenced operations as a closed-end registered investment company on October 29, 1987. For a discussion of the organization and operation of High Yield, see "Fund Management" and "Investment Objective" in High Yield's Prospectus.

     The Board of Trustees of HIAT and the Board of Directors of High Yield oversee the management of the funds but do not themselves manage the funds. The Trustees/Directors review various services provided by or under the direction of the Investment Manager to ensure that the funds' general investment policies and programs are properly carried out. The Trustees/Directors also conduct their review to ensure that administrative services are provided to the funds in a satisfactory manner.

     Under state law, the duties of the Trustees/Directors are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee/Director to exercise his or her powers in the interest of each fund and not the Trustee's/Director's own interest or the interest of another person or organization. A Trustee/Director satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee/Director reasonably believes to be in the best interest of each fund and its shareholders.


FINANCIAL INFORMATION

     For certain financial information about High Yield, see "Financial Highlights" and "Past Performance" in High Yield's Prospectus, and for certain financial information about HIAT, see HIAT's Annual Report for its fiscal year ended September 30, 2001 and succeeding Semi-Annual Report for the six months ended March 31, 2002.


MANAGEMENT

     For information about the respective Board of Directors, Investment Manager, and the Distributor of High Yield, see "Fund Management" in High Yield's Prospectus and "Investment Management and Other Services" in High Yield's Statement of Additional Information and, with respect to HIAT, see "Additional Matters Regarding HIAT" above.


DESCRIPTION OF SECURITIES AND SHAREHOLDER INQUIRIES

     For a description of the nature and most significant attributes of shares of HIAT and High Yield, and information regarding shareholder inquiries, see the discussion herein under "The Reorganization -- Description of Shares of High Yield and HIAT" and "Available Information" as well as "Capital Stock and Other Securities" in High Yield's Statement of Additional Information.


CUSTODIAN AND TRANSFER AGENT AND DIVIDEND PAYING AGENT

     Morgan Stanley Trust is the Transfer Agent for each of HIAT's and High Yield's shares and the Dividend Disbursing Agent for payment of dividends and distributions on their respective shares. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311. The Bank of New York, 100 Church Street, New York, NY 10007 is the Custodian of the assets of both HIAT and High Yield.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     For a discussion of High Yield's and HIAT's policies with respect to dividends, distributions and taxes, see "Distributions" and "Tax Consequences" in High Yield's Prospectus and "Dividends and Distributions; Automatic Dividend Reinvestment Plan" in HIAT's Prospectus.


PURCHASES AND REDEMPTIONS

     For a discussion of how High Yield's shares may be purchased and redeemed, see "How to Buy Shares," "How to Exchange Shares" and "How to Sell Shares" in High Yield's Prospectus.


                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

     For a discussion of High Yield's performance, see management's letter to shareholders in its Annual Report for its fiscal year ended August 31, 2002 and its Semi-Annual Report for the six month period ended February 28, 2002, each accompanying this Proxy Statement and Prospectus. For a discussion of the performance of HIAT, see HIAT's Annual Report for its fiscal year ended September 30, 2001 and the Semi-Annual Report for the six months ended March 31, 2002.


                        FINANCIAL STATEMENTS AND EXPERTS

     The financial statements of High Yield, for the year ended ___________, 2002, and the financial statements of HIAT for the year ended September 30, 2001 have been audited by Deloitte & Touche LLP, independent auditors, and are incorporated by reference and included in the Statement of Additional Information relating to the Registration Statement on Form N-14 of which this Proxy Statement and Prospectus forms a part. These financial statements have been incorporated by reference in reliance upon such reports given upon the authority of Deloitte & Touche LLP, as experts in accounting and auditing.


                                 LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of High Yield will be passed upon by Mayer, Brown, Rowe & Maw, New York, New York. Such firm will rely on Massachusetts counsel as to matters of Massachusetts law.


                             AVAILABLE INFORMATION

     Additional information about HIAT and High Yield is available, as applicable, in the following documents which are incorporated herein by
reference: (i) High Yield's Prospectus dated    , attached to this Proxy
Statement and Prospectus, which Prospectus forms a part of Post-Effective
Amendment No.   to High Yield's Registration Statement on Form N-1A (File Nos.
2-64782; 811-2932 (ii) High Yield's Annual Report for its fiscal year ended August 31, 2002 and its preceding Semi-Annual Report for the six months ended February 28, 2002, accompanying this Proxy Statement and Prospectus; and (iii) HIAT's Annual Report for its fiscal year ended September 30, 2001 and its succeeding Semi-Annual Report for the six months ended March 31, 2002. The foregoing documents may be obtained without charge by calling (800) 869-NEWS (toll-free).

     HIAT and High Yield are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, file reports and other information with the Commission. Proxy material, reports and other information about HIAT and High Yield which are of public record can be inspected and copied at public reference facilities maintained by the Commission at Room 1204, Judiciary

Plaza, 450 Fifth Street, NW, Washington, D.C. 20549 and certain of its regional offices, and copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

     The shares of beneficial interest of HIAT are listed on the NYSE and, in accordance with the requirements of the NYSE, HIAT files proxy materials, reports and other information with the NYSE. These materials can be inspected at the New York Stock Exchange located at 11 Wall Street, New York, NY 10005 or by telephoning the NYSE at (212) 656-3000.


                                 OTHER BUSINESS

     Management of HIAT knows of no business other than the matters specified above which will be presented at the Meeting. Since matters not known at the time of the solicitation may come before the Meeting, the proxy as solicited confers discretionary authority with respect to such matters as properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy to vote this proxy in accordance with their judgment on such matters.

                                        By Order of the Board of Trustees



                                        Barry Fink,
                                        Secretary

              , 2002

                                                                      EXHIBIT A


                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of this 25th day of July, 2002, by and between MORGAN STANLEY HIGH YIELD SECURITIES INC., a Maryland corporation ("High Yield") and MORGAN STANLEY HIGH INCOME ADVANTAGE TRUST, a Massachusetts business trust ("HIAT").

     This Agreement is intended to be and is adopted as a "plan of reorganization" within the meaning of Treas. Reg. 1.368-2(g), for a reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization ("Reorganization") will consist of the transfer to High Yield of substantially all of the assets of HIAT in exchange for the assumption by High Yield of all stated liabilities of HIAT and the issuance by High Yield of Class D shares of beneficial interest, par value $0.01 per share (the "High Yield Shares"), to be distributed, after the Closing Date hereinafter referred to, to the shareholders of HIAT in liquidation of HIAT as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     In consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:


1. THE REORGANIZATION AND LIQUIDATION OF HIAT

     1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, HIAT agrees to assign, deliver and otherwise transfer the HIAT Assets (as defined in paragraph 1.2) to High Yield and High Yield agrees in exchange therefor to assume all of HIAT stated liabilities on the Closing Date as set forth in paragraph 1.3(a) and to deliver to HIAT the number of High Yield Shares, including fractional High Yield Shares, determined in the manner set forth in paragraph 2.3. Such transactions shall take place at the closing provided for in paragraph 3.1 ("Closing").

     1.2 (a) The "HIAT Assets" shall consist of all property, including without limitation, all cash (other than the "Cash Reserve" (as defined in paragraph 1.3(b)), cash equivalents, securities and dividend and interest receivables owned by HIAT, and any deferred or prepaid expenses shown as an asset on HIAT's books on the Valuation Date.

     (b) On or prior to the Valuation Date, HIAT will provide High Yield with a list of all of HIAT assets to be assigned, delivered and otherwise transferred to High Yield and of the stated liabilities to be assumed by High Yield pursuant to this Agreement. HIAT reserves the right to sell any of the securities on such list but will not, without the prior approval of High Yield, acquire any additional securities other than securities of the type in which High Yield is permitted to invest and in amounts agreed to in writing by High Yield. High Yield will, within a reasonable time prior to the Valuation Date, furnish HIAT with a statement of High Yield's investment objectives, policies and restrictions and a list of the securities, if any, on the list referred to in the first sentence of this paragraph that do not conform to High Yield's investment objective, policies and restrictions. In the event that HIAT holds any investments that High Yield is not permitted to hold, HIAT will dispose of such securities on or prior to the Valuation Date. In addition, if it is determined that the portfolios of HIAT and High Yield, when aggregated, would contain investments exceeding certain percentage limitations imposed upon High Yield with respect to such investments, HIAT if requested by High Yield will, on or prior to the Valuation Date, dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date (as defined in paragraph 3.1).

     1.3 (a) HIAT will endeavor to discharge all of its liabilities and obligations on or prior to the Valuation Date. High Yield will assume all stated liabilities, which includes, without limitation, all expenses, costs, charges and reserves reflected on an unaudited Statement of Assets and Liabilities of HIAT prepared by the Treasurer of HIAT, as of the Valuation Date in accordance with generally accepted accounting principles consistently applied from the prior audited period.

     (b) On the Valuation Date, HIAT may establish a cash reserve, which shall not exceed 5% of HIAT's net assets as of the close of business on the Valuation Date ("Cash Reserve") to be retained by HIAT and used for the payment of its liabilities not discharged prior to the Valuation Date and for the expenses of dissolution.

     1.4 In order for HIAT to comply with Section 852(a)(1) of the Code and to avoid having any investment company taxable income or net capital gain (as defined in Sections 852(b)(2) and 1222(11) of the Code, respectively) in the short taxable year ending with its dissolution, HIAT will on or before the Valuation Date (a) declare a dividend in an amount large enough so that it will have declared dividends of all of its investment company taxable income and net capital gain, if any, for such taxable year (determined without regard to any deduction for dividends paid) and (b) distribute such dividend.

     1.5 On the Closing Date or as soon as practicable thereafter, HIAT will distribute High Yield Shares received by HIAT pursuant to paragraph 1.1 pro rata to its shareholders of record determined as of the close of business on the Valuation Date ("HIAT Shareholders"). Each HIAT Shareholder will receive Class D shares of High Yield. Such distribution will be accomplished by an instruction, signed by the Secretary of HIAT, to transfer High Yield Shares then credited to HIAT's account on the books of High Yield to open accounts on the books of High Yield in the names of the HIAT Shareholders and representing the respective pro rata number of High Yield Shares due such HIAT Shareholders. All issued and outstanding shares of HIAT simultaneously will be canceled on HIAT's books; however, share certificates representing interests in HIAT will represent a number of High Yield Shares after the Closing Date as determined in accordance with paragraph 2.3. High Yield will issue certificates representing High Yield Shares in connection with such exchange only upon the written request of a HIAT Shareholder.

     1.6 Ownership of High Yield Shares will be shown on the books of High Yield's transfer agent. High Yield Shares will be issued in the manner described in High Yield's current Prospectus and Statement of Additional Information.

     1.7 Any transfer taxes payable upon issuance of High Yield Shares in a name other than the registered holder of High Yield Shares on HIAT's books as of the close of business on the Valuation Date shall, as a condition of such issuance and transfer, be paid by the person to whom High Yield Shares are to be issued and transferred.

     1.8 Any reporting responsibility of HIAT is and shall remain the responsibility of HIAT up to and including the date on which HIAT is dissolved pursuant to paragraph 1.9.

     1.9 Within one year after the Closing Date, HIAT shall pay or make provision for the payment of all its liabilities and taxes, and distribute to the shareholders of HIAT as of the close of business on the Valuation Date any remaining amount of the Cash Reserve (as reduced by the estimated cost of distributing it to shareholders). If and to the extent that any trust, escrow account, or other similar entity continues after the close of such one-year period in connection either with making provision for payment of liabilities or taxes or with distributions to shareholders of HIAT, such entity shall either
(i) qualify as a liquidating trust under Section 7701 of the Code (and applicable Treasury Regulations thereunder) or other entity which does not constitute a continuation of HIAT for federal income tax purposes, or (ii) be subject to a waiver under Section 368(a)(2)(G)(ii) of the complete distribution requirement of Section 368(a)(2)(G)(i) of the Code. HIAT shall be dissolved under Massachusetts law, promptly following the making of all distributions pursuant to paragraph 1.5 (and, in any event, within one year after the Closing
Date).

     1.10 Copies of all books and records maintained on behalf of HIAT in connection with its obligations under the Investment Company Act of 1940, as amended (the "1940 Act"), the Code, state blue sky laws or otherwise in connection with this Agreement will promptly after the Closing be delivered to officers of High Yield or their designee and High Yield or its designee shall comply with applicable record retention requirements to which HIAT is subject under the 1940 Act.


2. VALUATION

     2.1 The value of the HIAT Assets shall be the value of such assets computed as of 4:00 p.m. on the New York Stock Exchange on the third business day following the receipt of the requisite approval by shareholders of HIAT of this Agreement or at such time on such earlier or later date after such approval as may be mutually agreed upon in writing (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in HIAT's initial registration statement on Form N-2 dated June 17, 1987 which procedures are similar to the valuation procedures in High Yield's then current Prospectus and Statement of Additional Information.

     2.2 The net asset value of a High Yield Share shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in High Yield's then current Prospectus and Statement of Additional Information.

     2.3 The number of High Yield Shares (including fractional shares, if any) to be issued hereunder shall be determined, with respect to each class, by dividing the aggregate net asset value of HIAT shares (determined in accordance with paragraph 2.1) by the net asset value per share of Class D shares of High Yield (determined in accordance with paragraph 2.2). For purposes of this paragraph, the aggregate net asset value of the shares of HIAT shall not include the amount of the Cash Reserve.

     2.4 All computations of value shall be made by Morgan Stanley Services Company Inc. ("MS Services") in accordance with its regular practice in pricing High Yield. High Yield shall cause MS Services to deliver a copy of its valuation report at the Closing.


3. CLOSING AND CLOSING DATE

     3.1 The Closing shall take place on the next business day following the
Valuation Date (the "Closing Date"). The Closing shall be held as of      a.m.
Eastern time on    , 2002, or at such other time as the parties may agree. The
Closing shall be held at 1221 Avenue of the Americas, New York, New York, at the principal offices of HIAT and High Yield. All acts taking place at the
Closing shall be deemed to take place simultaneously as of      a.m. Eastern
time on the Closing Date unless otherwise provided.

     3.2 Portfolio securities held by HIAT and represented by a certificate or other written instrument shall be presented by it or on its behalf to The Bank of New York (the "Custodian"), as custodian for High Yield, for examination no later than five business days preceding the Valuation Date. Such portfolio securities (together with any cash or other assets) shall be delivered by HIAT to the Custodian for the account of High Yield on or before the Closing Date in conformity with applicable custody provisions under the 1940 Act and duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers. The portfolio securities shall be accompanied by all necessary Federal and state stock transfer stamps or a check for the appropriate purchase price of such stamps. Portfolio securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) shall be delivered on or before the Closing Date by book-entry in accordance with customary practices of such depository and the Custodian. The cash delivered shall be in the form of a Federal Funds wire, payable to the order of "The Bank of New York, Custodian for Morgan Stanley High Yield Securities Inc."

     3.3 In the event that on the Valuation Date, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or
(b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of both High Yield and HIAT, accurate appraisal of the value of the net assets of High Yield or the HIAT Assets is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

     3.4 If requested, HIAT shall deliver to High Yield or its designee (a) at the Closing, a list, certified by its Secretary, of the names, addresses and taxpayer identification numbers of the HIAT Shareholders and the number and percentage ownership of outstanding HIAT shares owned by each such HIAT Shareholder, all as of the Valuation Date, and (b) as soon as practicable after the Closing, all original documentation (including Internal Revenue Service forms, certificates, certifications and correspondence) relating to the HIAT Shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. High Yield shall issue and deliver to such Secretary a confirmation evidencing delivery of High Yield Shares to be credited on the Closing Date to HIAT or provide evidence satisfactory to HIAT that such High Yield Shares have been credited to HIAT's account on the books of High Yield. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.


4. COVENANTS OF HIGH YIELD AND HIAT

     4.1 Except as otherwise expressly provided herein with respect to HIAT, High Yield and HIAT each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and other distributions.

     4.2 High Yield will prepare and file with the Securities and Exchange Commission ("Commission") a registration statement on Form N-14 under the Securities Act of 1933, as amended ("1933 Act"), relating to High Yield Shares ("Registration Statement"). HIAT will provide High Yield with the Proxy Materials as described in paragraph 4.3 below, for inclusion in the Registration Statement. HIAT will further provide High Yield with such other information and documents relating to HIAT as are reasonably necessary for the preparation of the Registration Statement.

     4.3 HIAT will call a meeting of its shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein. HIAT will prepare the notice of meeting, form of proxy and proxy statement (collectively, "Proxy Materials") to be used in connection with such meeting; provided that High Yield will furnish HIAT with its currently effective prospectus for inclusion in the Proxy Materials and with such other information relating to High Yield as is reasonably necessary for the preparation of the Proxy Materials.

     4.4 HIAT will assist High Yield in obtaining such information as High Yield reasonably requests concerning the beneficial ownership of HIAT shares.

     4.5 Subject to the provisions of this Agreement, High Yield and HIAT will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     4.6 HIAT shall furnish or cause to be furnished to High Yield within 30 days after the Closing Date a statement of HIAT's assets and liabilities as of the Closing Date, which statement shall be certified by HIAT's Treasurer and shall be in accordance with generally accepted accounting principles consistently applied. As promptly as practicable, but in any case within 60 days after the Closing Date, HIAT shall furnish High Yield, in such form as is reasonably satisfactory to High Yield, a statement certified by HIAT's Treasurer of earnings and profits of HIAT for Federal income tax purposes that will be carried over to High Yield pursuant to Section 381 of the Code.

     4.7 As soon after the Closing Date as is reasonably practicable, HIAT (a) shall prepare and file all Federal and other tax returns and reports of HIAT required by law to be filed with respect to all periods ending on or before the Closing Date but not theretofore filed and (b) shall pay all Federal and other taxes shown as due thereon and/or all Federal and other taxes that were unpaid as of the Closing Date, including without limitation, all taxes for which the provision for payment was made as of the Closing Date (as represented in paragraph 5.2(k)).

     4.8 High Yield agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and the 1940 Act and to make such filings required by the state Blue Sky and securities laws as it may deem appropriate in order to continue its operations after the Closing Date.


5. REPRESENTATIONS AND WARRANTIES

     5.1 High Yield represents and warrants to HIAT as follows:

     (a) High Yield is a validly existing Maryland corporation with full power to carry on its business as presently conducted;

     (b) High Yield is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act are in full force and effect;

     (c) All of the issued and outstanding shares of High Yield have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. Shares of High Yield are registered in all jurisdictions in which they are required to be registered under state securities laws and other laws, and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and High Yield is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

     (d) The current Prospectus and Statement of Additional Information of High Yield conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

     (e) High Yield is not in, and the execution, delivery and performance of this Agreement will not result in a, material violation of any provision of High Yield's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which High Yield is a party or by which it is bound;

     (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against High Yield or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and High Yield knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely effect, its business or its ability to consummate the transactions herein contemplated;

     (g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights for the year ended _________, 2002, of High Yield audited by Deloitte & Touche LLP (copies of which have been furnished to HIAT), fairly present, in all material respects, High Yield's financial condition as of such date in accordance with generally accepted accounting principles, and its results of such operations, changes in its net assets and financial highlights for such period, and as of such date there were no known liabilities of High Yield (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

     (h) All issued and outstanding High Yield Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof, except as set forth under the caption "Capital Stock and Other Securities" in High Yield's current Statement of Additional Information incorporated by reference in the Statement of Additional Information to the Registration Statement. High Yield does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares;

     (i) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of High Yield, and this Agreement constitutes a valid and binding obligation of High Yield enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with High Yield's performance of this Agreement;

     (j) High Yield Shares to be issued and delivered to HIAT, for the account of the HIAT Shareholders, pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued High Yield Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof, except as set forth under the caption "Capital Stock and Other Securities" in High Yield's current Statement of Additional Information incorporated by reference in the Statement of Additional Information to the Registration Statement;

     (k) All material Federal and other tax returns and reports of High Yield required by law to be filed on or before the Closing Date have been filed and are correct, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of High Yield's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

     (l) For each taxable year since its inception, High Yield has met the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of its obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect the ability of High Yield to continue to meet the requirements of Subchapter M of the Code;

     (m) Since August 31, 2002 there has been no change by High Yield in accounting methods, principles, or practices, including those required by generally accepted accounting principles;

     (n) The information furnished or to be furnished by High Yield for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

     (o) The Proxy Materials to be included in the Registration Statement (only insofar as they relate to High Yield) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

     5.2 HIAT represents and warrants to High Yield as follows:

     (a) HIAT is a series of a validly existing Massachusetts business trust with full power to carry on its business as presently conducted;

     (b) HIAT is a duly registered, closed-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

     (c) All of the issued and outstanding shares of beneficial interest of HIAT have been offered and sold in compliance in all material respects with applicable requirements of the 1933 Act and state securities laws. Shares of HIAT are registered in all jurisdictions in which they are required to be registered and said registrations, including any periodic reports or supplemental filings, are complete and current, all fees required to be paid have been paid, and HIAT is not subject to any stop order and is fully qualified to sell its shares in each state in which its shares have been registered;

     (d) The Registration Statement of HIAT on Form N-2 conformed in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and did not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

     (e) HIAT is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of HIAT's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which HIAT is a party or by which it is bound;

     (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against HIAT or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; and HIAT knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely effect, its business or its ability to consummate the transactions herein contemplated;


     (g) The Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights of HIAT for the year ended September 30, 2001, audited by Deloitte & Touche LLP (copies of which have been or will be furnished to High Yield) fairly present, in all material respects, HIAT's financial condition as of such date, and its results of operations, changes in its net assets and financial highlights for such period in accordance with generally accepted accounting principles, and as of such date there were no known liabilities of HIAT (contingent or otherwise) not disclosed therein that would be required in accordance with generally accepted accounting principles to be disclosed therein;

     (h) HIAT has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

     (i) All issued and outstanding shares of HIAT are, and at the Closing
   Date will be, duly and validly issued and outstanding, fully paid and nonassessable with no personal liability attaching to the ownership thereof, except as set forth under the caption "The Reorganization-- Description of Shares of High Yield and HIAT and the Organization of the Two Funds" in this Proxy Statement and Prospectus. HIAT does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible to any of its shares. All such shares will, at the time of Closing, be held by the persons and in the amounts set forth in the list of shareholders submitted to High Yield pursuant to paragraph 3.4;

     (j) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of HIAT, and subject to the approval of HIAT's shareholders, this Agreement constitutes a valid and binding obligation of HIAT, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors rights and to general equity principles. No other consents, authorizations or approvals are necessary in connection with HIAT's performance of this Agreement;

     (k) All material Federal and other tax returns and reports of HIAT required by law to be filed on or before the Closing Date shall have been filed and are correct and all Federal and other taxes shown as due or required to be shown as due on said returns and reports have been paid or provision has been made for the payment thereof, and to the best of HIAT's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any such return;

     (l) For each taxable year since its inception, HIAT, has met all the requirements of Subchapter M of the Code for qualification and treatment as a "regulated investment company" and neither the execution or delivery of nor the performance of its obligations under this Agreement will adversely affect, and no other events are reasonably likely to occur which will adversely affect the ability of HIAT to continue to meet the requirements of Subchapter M of the Code;

     (m) At the Closing Date, HIAT will have good and valid title to the HIAT Assets, subject to no liens (other than the obligation, if any, to pay the purchase price of portfolio securities purchased by HIAT which have not settled prior to the Closing Date), security interests or other encumbrances, and full right, power and authority to assign, deliver and otherwise transfer such assets hereunder, and upon delivery and payment for such assets, High Yield will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including any restrictions as might arise under the 1933 Act;

     (n) On the effective date of the Registration Statement, at the time of the meeting of HIAT's shareholders and on the Closing Date, the Proxy Materials (exclusive of the currently effective High Yield Prospectus contained therein) will (i) comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act") and the 1940 Act and the regulations thereunder and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. Any other information furnished by HIAT for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with applicable Federal securities and other laws and regulations thereunder;

     (o) HIAT will, on or prior to the Valuation Date, declare one or more dividends or other distributions to shareholders that, together with all previous dividends and other distributions to shareholders, shall have the effect of distributing to the shareholders all of its investment company taxable income and net capital gain, if any, through the Valuation Date (computed without regard to any deduction for dividends paid);

     (p) HIAT has maintained or has caused to be maintained on its behalf all books and accounts as required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and the Rules thereunder; and

     (q) HIAT is not acquiring High Yield Shares to be issued hereunder for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF HIAT

     The obligations of HIAT to consummate the transactions provided for herein shall be subject, at its election, to the performance by High Yield of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     6.1 All representations and warranties of High Yield contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     6.2 High Yield shall have delivered to HIAT, a certificate of its President and Treasurer, in a form reasonably satisfactory to HIAT and dated as of the Closing Date, to the effect that the representations and warranties of High Yield made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as HIAT shall reasonably request;

     6.3 HIAT shall have received a favorable opinion from Mayer, Brown, Rowe & Maw, counsel to High Yield, dated as of the Closing Date, to the effect that:

     (a) High Yield is a validly existing Maryland corporation, and has the power to own all of its properties and assets and to carry on its business as presently conducted (Maryland counsel may be relied upon in delivering such opinion); (b) High Yield is a duly registered, open-end, management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by High Yield and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and regulations thereunder and assuming due authorization, execution and delivery of this Agreement by HIAT, is a valid and binding obligation of High Yield enforceable against High Yield in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors rights and to general equity principles; (d) High Yield Shares to be issued to HIAT Shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued, fully paid and non-assessable (except as set forth under the caption "Capital Stock and Other Securities" in High Yield's Statement of Additional Information), and no shareholder of High Yield has any preemptive rights to subscription or purchase in respect thereof (Maryland counsel may be relied upon in delivering such opinion); (e) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate High Yield's Articles of Incorporation or By-Laws (Maryland counsel may be relied upon in delivering such opinion); and (f) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by High Yield of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

     6.4 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any increase in the investment management fees from those described in High Yield's Prospectus
dated     and Statement of Additional Information dated    .

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF HIGH YIELD

     The obligations of High Yield to complete the transactions provided for herein shall be subject, at its election, to the performance by HIAT of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     7.1 All representations and warranties of HIAT contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

     7.2 HIAT shall have delivered to High Yield at the Closing a certificate of its President and its Treasurer, in form and substance satisfactory to High Yield and dated as of the Closing Date, to the effect that the representations and warranties of HIAT made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as High Yield shall reasonably request;

     7.3 HIAT shall have delivered to High Yield a statement of the HIAT Assets and its liabilities, together with a list of HIAT's portfolio securities and other assets showing the respective adjusted bases and holding periods thereof for income tax purposes, as of the Closing Date, certified by the Treasurer of HIAT;

     7.4 HIAT shall have delivered to High Yield within three business days after the Closing (a) a letter from PricewaterhouseCoopers LLP with respect to the taxable year ended September 30, 1999, and a letter from Deloitte & Touche for the taxable years ended September 30, 2000 and 2001, each dated as of the Closing Date stating that such respective firm has performed a limited review of the Federal and state income tax returns of HIAT for each of the respective taxable years and, based on such limited review, nothing came to their attention that caused them to believe that such returns did not properly reflect, in all material respects, the Federal and state income tax liabilities of HIAT for the periods covered thereby; (b) a letter from Deloitte & Touche LLP dated as of the date of the Closing Date stating that for the period from September 30, 2001 to and including the Closing Date, Deloitte & Touche LLP has performed a limited review (based on unaudited financial data) to ascertain the amount of applicable Federal, state and local taxes and has determined that same either have been paid or reserves have been established for payment of such taxes, and, based on such limited review, nothing came to their attention that caused them to believe that the taxes paid or reserves set aside for payment of such taxes were not adequate in all material respects for the satisfaction of all Federal, state and local tax liabilities for the period from September 30, 2001 to and including the Closing Date. Each respective letter shall contain a statement that based on such limited reviews, nothing came to their respective attention that caused them to believe that HIAT would not qualify as a regulated investment company for Federal income tax purposes for any such year or period;

     7.5 High Yield shall have received at the Closing a favorable opinion from Mayer, Brown, Rowe & Maw, counsel to HIAT, dated as of the Closing Date to the effect that:

     (a) HIAT is a validly existing Massachusetts business trust and has the power to own all of its properties and assets and to carry on its business as presently conducted (Massachusetts counsel may be relied upon in delivering such opinion); (b) HIAT is a duly registered, closed-end, management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (c) this Agreement has been duly authorized, executed and delivered by HIAT and, assuming that the Registration Statement complies with the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and assuming due authorization, execution and delivery of this Agreement by High Yield, is a valid and binding obligation of HIAT enforceable against HIAT in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors rights and to general equity principles; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate HIAT's Declaration of Trust or By-Laws (Massachusetts counsel may be relied upon in delivering such opinion); and (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or any state is required for the consummation by HIAT of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws; and

     7.6 On the Closing Date, the HIAT Assets shall include no assets that High Yield, by reason of limitations of the fund's Articles of Incorporation or otherwise, may not properly acquire.


8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF HIGH YIELD AND HIAT

     The obligations of HIAT and High Yield hereunder are each subject to the further conditions that on or before the Closing Date:

     8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of HIAT in accordance with the provisions of HIAT's Declaration of Trust, and certified copies of the resolutions evidencing such approval shall have been delivered to High Yield;

     8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities, including "no-action" positions of and exemptive orders from such Federal and state authorities) deemed necessary by High Yield or HIAT to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of a material adverse effect on the assets or properties of High Yield or HIAT;

     8.4 The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

     8.5 HIAT shall have declared and paid a dividend or dividends and/or other distribution or distributions that, together with all previous such dividends or distributions, shall have the effect of distributing to the HIAT Shareholders all of HIAT's investment company taxable income (computed without regard to any deduction for dividends paid) and all of its net capital gain (after reduction for any capital loss carry-forward and computed without regard to any deduction for dividends paid) for all taxable years ending on or before the Closing Date; and

     8.6 The parties shall have received the opinion of the law firm of Mayer, Brown, Rowe & Maw (based on such representations as such law firm shall reasonably request), addressed to High Yield and HIAT, which opinion may be relied upon by the shareholders of HIAT, substantially to the effect that, for Federal income tax purposes:

     (a) The transfer of HIAT's assets in exchange for High Yield Shares and the assumption by High Yield of certain stated liabilities of HIAT followed by the distribution by HIAT of High Yield Shares to the HIAT Shareholders in exchange for their HIAT shares pursuant to and in accordance with the terms of the Reorganization Agreement will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code, and HIAT and High Yield will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     (b) No gain or loss will be recognized by High Yield upon the receipt of the assets of HIAT solely in exchange for High Yield Shares and the assumption by High Yield of the stated liabilities of HIAT;

     (c) No gain or loss will be recognized by HIAT upon the transfer of the assets of HIAT to High Yield in exchange for High Yield Shares and the assumption by High Yield of the stated liabilities or upon the distribution of High Yield Shares to the HIAT Shareholders in exchange for their HIAT shares;

     (d) No gain or loss will be recognized by the HIAT Shareholders upon the exchange of the HIAT shares for High Yield Shares;

     (e) The aggregate tax basis for High Yield Shares received by each HIAT Shareholder pursuant to the reorganization will be the same as the aggregate tax basis of the HIAT Shares held by each such HIAT Shareholder immediately prior to the Reorganization;

     (f) The holding period of High Yield Shares to be received by each HIAT Shareholder will include the period during which the HIAT Shares surrendered in exchange therefor were held (provided such HIAT Shares were held as capital assets on the date of the Reorganization);

     (g) The tax basis of the assets of HIAT acquired by High Yield will be the same as the tax basis of such assets to HIAT immediately prior to the Reorganization; and

     (h) The holding period of the assets of HIAT in the hands of High Yield will include the period during which those assets were held by HIAT.

     Notwithstanding anything herein to the contrary, neither High Yield nor HIAT may waive the conditions set forth in this paragraph 8.6.

9. FEES AND EXPENSES

     9.1 (a) High Yield shall bear its expenses incurred in connection with the entering into, and carrying out of, the provisions of this Agreement, including legal, accounting, Commission registration fees and Blue Sky expenses. HIAT shall bear, as set forth in the Proxy Statement and Prospectus contained in the Registration Statement, its expenses incurred in connection with the entering into and carrying out of the provisions of this Agreement, including legal and accounting fees, printing, filing and proxy solicitation expenses incurred in connection with the consummation of the transactions contemplated herein. HIAT shall bear any other expenses in connection with the provisions of this Agreement including certain other legal and accounting fees and portfolio transfer taxes (if any) incurred in connection with the consummation of the transactions contemplated herein.

     (b) In the event the transactions contemplated herein are not consummated by reason of HIAT being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to HIAT's obligations specified in this Agreement), HIAT's only obligation hereunder shall be to reimburse High Yield for all reasonable out-of-pocket fees and expenses incurred by High Yield in connection with those transactions.

     (c) In the event the transactions contemplated herein are not consummated by reason of High Yield being either unwilling or unable to go forward (other than by reason of the nonfulfillment or failure of any condition to High Yield's obligations specified in this Agreement), High Yield's only obligation hereunder shall be to reimburse HIAT for all reasonable out-of-pocket fees and expenses incurred by HIAT in connection with those transactions.

10. ENTIRE AGREEMENT, SURVIVAL OF WARRANTIES

     10.1 This Agreement constitutes the entire agreement between the parties.

     10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated herein, except that the representations, warranties and covenants of HIAT hereunder shall not survive the dissolution and complete liquidation of HIAT in accordance with Section 1.9.


11. TERMINATION

     11.1 This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing:

     (a) by the mutual written consent of HIAT and High Yield;

     (b) by either High Yield or HIAT by notice to the other, without liability to the terminating party on account of such termination (providing the terminating party is not otherwise in material default or breach of this Agreement) if the Closing shall not have occurred on or before March 31, 2003; or

     (c) by either High Yield or HIAT in writing without liability to the terminating party on account of such termination (provided the terminating party is not otherwise in material default or breach of this Agreement), if
   (i) the other party shall fail to perform in any material respect its agreements contained herein required to be performed on or prior to the Closing Date, (ii) the other party materially breaches any of its representations, warranties or covenants contained herein, (iii) the HIAT shareholders fail to approve this Agreement at any meeting called for such purpose at which a quorum was present or (iv) any other condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

     11.2 (a) Termination of this Agreement pursuant to paragraphs 11.1 (a) or
(b) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of High Yield or HIAT, or the trustees or officers of High Yield or HIAT, to any other party or its trustees or officers.


     (b) Termination of this Agreement pursuant to paragraph 11.1 (c) shall terminate all obligations of the parties hereunder and there shall be no liability for damages on the part of High Yield or HIAT, or the trustees or officers of High Yield or HIAT, except that any party in breach of this Agreement shall, upon demand, reimburse the non-breaching party for all reasonable out-of-pocket fees and expenses incurred in connection with the transactions contemplated by this Agreement, including legal, accounting and filing fees.


12. AMENDMENTS

     This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.


13. MISCELLANEOUS

     13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of the [Commonwealth of Massachusetts].

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 The obligations and liabilities of High Yield hereunder are solely those of High Yield. It is expressly agreed that no shareholder, nominee, trustee, officer, agent, or employee of High Yield shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the trustees of High Yield and signed by authorized officers of High Yield acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

     13.6 The obligations and liabilities of HIAT hereunder are solely those of HIAT. It is expressly agreed that no shareholder, nominee, trustee, officer, agent, or employee of HIAT shall be personally liable hereunder. The execution and delivery of this Agreement have been authorized by the trustees of HIAT and signed by authorized officers of HIAT acting as such, and neither such authorization by such trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer.



                                MORGAN STANLEY HIGH INCOME
                                ADVANTAGE TRUST


                                By:
                                   --------------------------------------------
                                   Name:   Charles A. Fiumefreddo
                                   Title:  Chairman



                                MORGAN STANLEY
                                HIGH YIELD SECURITIES INC.



                                By:
                                   --------------------------------------------
                                   Name:   Barry Fink
                                   Title:  Vice President

                                 Prospectus of

                           High Yield Securities Inc.

                            Dated ___________, 2002

                            To be Filed by Amendment

                                Annual Report of

                           High Yield Securities Inc.

                             Dated August 31, 2002

                            To be Filed by Amendment

Morgan Stanley High Yield Securities Inc.
LETTER TO THE SHAREHOLDERS o FEBRUARY 28, 2002

Dear Shareholder:
The six-month period ended February 28, 2002, was a highly volatile one for the high-yield market, especially after the terrorist attacks of September 11. These events and the subsequent war on terrorism had a profound effect on the outlooks for the economy and the financial markets. Despite a 50-basis-point reduction in the federal funds rate, a flight to quality pushed high-yield security prices sharply lower.

Within the high-yield sector, airlines, lodging and insurance, as well as telecommunications and cable, experienced the largest sell-off in September. Even sectors that held up relatively well, such as food, drugs, utilities and energy, experienced price declines. Many telecommunications-related companies also announced poor earnings and lower revenues, which pushed the whole sector lower throughout much of the past six months. Relative performance was particularly exaggerated for lower tier credits. The market recovered somewhat in October and November, but then moved mostly sideways from December through February. The market's recovery was of limited benefit to companies pushed into default.

Credit spreads relative to U.S. Treasury securities in the high-yield market remain at historically wide levels and came very close to reaching an all-time peak in September. The spreads remained particularly wide within the lower-rated portion of the market as investors continued to prefer the relatively higher quality end of the market.

Performance and Portfolio Strategy
During the six-month period ended February 28, 2002, Morgan Stanley High Yield Securities' Class A and D shares produced returns of -13.32 percent and -13.56 percent, respectively. The Fund underperformed the Lehman Brothers U.S. Corporate High Yield Index, which returned -2.03 percent.* For the same period, the Fund's Class B and C shares had total returns of -13.85 percent and -13.92 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures shown assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

Over the past year, the Fund instituted several important changes to its dividend policy. First, in May the Fund lowered its income dividend from $0.04 per share to $0.03 per share. In January 2002, the monthly income dividend was lowered to $0.022 per share. The Fund moved from paying a fixed dividend rate to one that fluctuates with the amount of income earned by the Fund. We believe that adopting a fluctuating dividend policy will provide the Fund with greater flexibility. Should the Fund experience additional defaults, the dividend amount will be lower. Conversely, should the economy improve, defaults stabilize and income levels increase, the Fund's dividend rate could rise.

----------------
* The Lehman Brothers U.S. Corporate High Yield Index tracks the performance of all below investment-grade securities which have at least $100 million in outstanding issuance, a maturity greater than one year, and are issued in fixed-rate U.S. dollar denominations. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley High Yield Securities Inc.
LETTER TO THE SHAREHOLDERS o FEBRUARY 28, 2002 CONTINUED

The Fund's position in the lower-rated portion of the market adversely affected its relative performance. Allocations in fixed-line communications and to a lesser extent in wireless communications were the major reasons for disappointing performance. Fixed-line telecommunications was the weakest sector during the past six months, down more than 30 percent. This sector's high default rate and rating downgrades led investors to sell it as a sector, which pushed prices lower. We have reduced the Fund's exposure to this sector over the past year, but its higher than market weighting adversely affected overall Fund performance.

Over the past year, the Fund's portfolio management team continued to reposition it for the current market environment. The team initiated positions in more than 15 new companies, including Collins and Aikman, Stone Energy, Healthnet, Dana Corp., Autonation and Equistar. The team also increased the overall credit quality of the portfolio by buying BB-rated securities and trimming the Fund's exposure to the telecommunications sector. The team continues to maintain constructive positions in wireline and wireless communications, cable and media. While many telecommunications issuers have had problems in this very challenging environment, the team believes that investor sentiment has become excessively negative. The team's value-oriented analysis suggests that this sector may be poised for better performance in the months ahead.

Looking Ahead
As a result of the events of September 11, we believe that the economic environment will be weaker in the early part of 2002 than previously anticipated. We feel, however, that the current spread of the high-yield market appears to be pricing in a more prolonged downturn with an extended period of higher default rates than would be consistent with historical experience. We consider that the monetary and fiscal policy moves that have already been implemented are likely to bring the economy back to more normal growth levels, which could lead to a recovery in the high-yield market. The Fund's portfolio is positioned to participate in any potential recovery.

We appreciate your ongoing support of Morgan Stanley High Yield Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley High Yield Securities Inc.
FUND PERFORMANCE o FEBRUARY 28, 2002


                          Average Annual Total Returns
--------------------------------------------------------------------------------
                  Class A Shares*
-----------------------------------------------------------------------
Period Ended 2/28/2002
-------------------------
1 Year                         (32.07)%(1)    (34.95)%(2)
5 Years                        (11.46)%(1)    (12.22)%(2)
10 Years                        (0.42)%(1)     (0.86)%(2)

                 Class B Shares**
-----------------------------------------------------------------------
Period Ended 2/28/2002
-------------------------
1 Year                         (32.51)%(1)    (35.38)%(2)
Since Inception (7/28/1997)    (14.17)%(1)    (14.37)%(2)


                Class C Shares+
-----------------------------------------------------------------------
Period Ended 2/28/2002
-------------------------
1 Year                         (32.60)%(1)    (33.18)%(2)
Since Inception (7/28/1997)    (14.27)%(1)    (14.27)%(2)



                 Class D Shares++
-----------------------------------------------------------------------
Period Ended 2/28/2002
-------------------------
1 Year                         (32.03)%(1)
5 Years                        (11.35)%(1)
10 Years                        (0.24)%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBELED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 5.50% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12B-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS.

  BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
 *   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
 + THE MAXIMUM CDSC FOR CLASS C SHARES IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                COUPON       MATURITY
THOUSANDS                                                 RATE          DATE         VALUE
-----------------------------------------------------------------------------------------------
           Corporate Bonds (90.1%)
           ADVERTISING/MARKETING SERVICES (0.8%)
 $ 7,935   Interep National Radio Sales, Inc.
            (Series B).............................      10.00%        07/01/08    $  5,435,475
                                                                                   ------------
           AEROSPACE & DEFENSE (1.0%)
  11,195   Loral Space & Communications Ltd........       9.50         01/15/06       6,940,900
                                                                                   ------------
           AIRLINES (0.8%)
   8,100   Air Canada Corp.........................      10.25         03/15/11       5,184,000
                                                                                   ------------
           ALTERNATIVE POWER GENERATION (0.7%)
   6,035   Calpine Corp............................       8.50         02/15/11       4,346,129
                                                                                   ------------
           AUTO PARTS: O.E.M. (1.9%)
   1,630   Arvinmeritor............................       8.75         03/01/12       1,677,792
     715   Collins & Aikman Products...............      11.50         04/15/06         618,475
   3,160   Collins & Aikman Products - 144A*.......      10.75         12/31/11       3,025,700
   6,975   Dana Corp...............................       9.00         08/15/11       6,386,868
   4,760   Hayes Lammerz International, Inc.
            (Series B) (a)(b)......................       9.125        07/15/07         261,800
   7,210   Hayes Lemmerz International, Inc.
            (Series B) (a)(b)......................       8.25         12/15/08         396,550
                                                                                   ------------
                                                                                     12,367,185
                                                                                   ------------
           BROADCAST/MEDIA (1.5%)
   5,000   Jones International Networks Ltd........      11.75         07/01/05       2,543,750
  10,000   Tri-State Outdoor Media
            Group, Inc. (b)........................      11.00         05/15/08       7,100,000
                                                                                   ------------
                                                                                      9,643,750
                                                                                   ------------
           BROADCASTING (2.7%)
   1,600   Corus Entertainment Inc. - 144A*
            (Canada)...............................       8.75         03/01/12       1,586,976
   3,000   Radio One Inc. (Series B)...............       8.875        07/01/11       3,157,500
   5,600   Salem Communications Holdings Corp.
            (Series B).............................       9.00         07/01/11       5,824,000
   3,400   XM Satellite Radio Holdings Inc.........      14.00         03/15/10       2,448,000
   5,075   Young Broadcasting Inc..................      10.00         03/01/11       5,100,375
                                                                                   ------------
                                                                                     18,116,851
                                                                                   ------------
           CABLE/SATELLITE TV (9.7%)
   5,250   Adelphia Communications Corp............      10.875        10/01/10       5,565,000
   2,700   Adelphia Communications Corp.
            (Series B).............................      10.50         07/15/04       2,781,000
   2,700   Adelphia Communications Corp.
            (Series B).............................       7.75         01/15/09       2,511,000
  50,687   Australis Holdings Property Ltd.
            (Australia) (a)(b).....................      15.00         11/01/02         --
   5,350   British Sky Broadcasting Group PLC
            (United Kingdom).......................       6.875        02/23/09       5,124,337
   5,150   British Sky Broadcasting Group PLC
            (United Kingdom).......................       8.20         07/15/09       5,301,456
   9,805   Callahan Nordhein Westfalen (Germany)...      14.00         07/15/10       2,843,450
   4,275   Charter Communications Holding, Inc.....      13.50++       01/15/11       2,757,375
  10,410   Charter Communications Holdings/Charter
            Capital................................      11.75++       05/15/11       6,011,775
   6,650   CSC Holdings Inc. (Series B)............       7.625        04/01/11       6,480,372

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                               COUPON         MATURITY
THOUSANDS                                                RATE           DATE          VALUE
-----------------------------------------------------------------------------------------------
 $19,000   Diva Systems Corp. (Series B)...........    12.625++%       03/01/08    $  3,040,000
   5,800   Echostar DBS Corp. - 144A*..............     9.125          01/15/09       5,879,750
  16,510   Knology Holdings, Inc...................    11.875++        10/15/07       5,943,600
   6,600   Ono Finance PLC (United Kingdom)........    13.00           05/01/09       3,564,000
     915   Pegasus Communications (Series B).......     9.75           12/01/06         667,950
   8,340   Telewest Communications PLC (United
            Kingdom)...............................     9.875          02/01/10       4,503,600
  11,525   United Pan-Europe Communications NV
            (Series B) (Netherlands) (b)...........    10.875          08/01/09       1,498,250
                                                                                   ------------
                                                                                     64,472,915
                                                                                   ------------
           CASINO/GAMING (1.6%)
  22,000   Aladdin Gaming Holdings/Capital Corp.
            (Series B).............................    13.50++         03/01/10         660,000
   2,400   Harrah's Operating Co., Inc.............     8.00           02/01/11       2,554,646
  24,035   Resorts At Summerlin (Series B)
            (a) (b)................................    13.00           12/15/07         --
   6,925   Station Casinos, Inc....................     8.375          02/15/08       7,141,406
                                                                                   ------------
                                                                                     10,356,052
                                                                                   ------------
           CELLULAR TELEPHONE (2.1%)
   2,230   Dobson/Sygnet Communications............    12.25           12/15/08       2,096,200
  29,800   Dolphin Telecom PLC (Series B) (United
            Kingdom) (a)...........................    14.00++         05/15/09           2,980
  25,025   Dolphin Telecom PLC (United
            Kingdom) (a)...........................    11.50++         06/01/08           2,502
   1,450   Nextel Communications, Inc..............    10.65++         09/15/07         913,500
  11,050   Nextel Partners Inc.....................    14.00++         02/01/09       5,193,500
   6,535   Tritel PCS Inc..........................    12.75++         05/15/09       5,685,450
                                                                                   ------------
                                                                                     13,894,132
                                                                                   ------------
           CHEMICALS: MAJOR DIVERSIFIED (1.2%)
   3,145   Equistar Chemical/Funding...............    10.125          09/01/08       3,145,000
   5,455   Huntsman ICI Chemicals..................    10.125          07/01/09       4,800,400
                                                                                   ------------
                                                                                      7,945,400
                                                                                   ------------
           CHEMICALS: SPECIALTY (1.8%)
   2,560   Acetex Corp. (Canada)...................    10.875          08/01/09       2,611,200
     850   ISP Chemco - 144A*......................    10.25           07/01/11         888,250
   5,030   ISP Holdings Inc. - 144A*...............    10.625          12/15/09       5,143,175
   1,725   Millennium America Inc..................     9.25           06/15/08       1,768,125
   1,625   OM Group Inc. - 144A*...................     9.25           12/15/11       1,677,812
                                                                                   ------------
                                                                                     12,088,562
                                                                                   ------------
           COMMERCIAL PRINTING/FORMS (0.8%)
  13,000   Premier Graphics Inc. (a)(b)............    11.50           12/01/05         390,000

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                              COUPON          MATURITY
THOUSANDS                                               RATE            DATE         VALUE
-----------------------------------------------------------------------------------------------
 $ 4,265   Quebecor Media Inc. (Canada)............     11.125%        07/15/11   $  4,584,875
     935   Quebecor Media Inc. (Canada)............     13.75++        07/15/11        593,725
                                                                                  ------------
                                                                                     5,568,600
                                                                                  ------------
           CONSUMER/BUSINESS SERVICES (2.8%)
  13,000   Comforce Operating, Inc.................     12.00          12/01/07      8,060,000
   7,250   MDC Communications Corp. (Canada).......     10.50          12/01/06      5,582,500
   6,085   Muzak LLC/Muzak Finance.................      9.875         03/15/09      5,233,100
                                                                                  ------------
                                                                                    18,875,600
                                                                                  ------------
           CONTAINERS/PACKAGING (1.9%)
  10,000   LLS Corp. (b)...........................     11.625         08/01/09      1,000,000
  10,305   Owens-Illinois, Inc.....................      7.80          05/15/18      8,656,200
   2,640   Riverwood International Corp............     10.875         04/01/08      2,739,000
                                                                                  ------------
                                                                                    12,395,200
                                                                                  ------------
           DIVERSIFIED MANUFACTURING (3.1%)
   9,755   Eagle-Picher Industries, Inc............      9.375         03/01/08      6,340,750
  13,000   Jordan Industries, Inc. (Series B)......     10.375         08/01/07      7,540,000
  40,563   Jordan Industries, Inc. (Series B)......     11.75++        04/01/09      6,895,710
                                                                                  ------------
                                                                                    20,776,460
                                                                                  ------------
           DRUGSTORE CHAINS (0.5%)
   2,000   Rite Aid Corp...........................      6.875         08/15/13      1,110,000
   2,025   Rite Aid Corp...........................      7.70          02/15/27      1,134,000
   2,000   Rite Aid Corp. - 144A*..................      6.125         12/15/08      1,170,000
                                                                                  ------------
                                                                                     3,414,000
                                                                                  ------------
           ELECTRIC UTILITIES (1.1%)
   4,190   Mirant Americas General LLC.............      8.30          05/01/11      3,561,500
   3,785   PG&E National Energy Corp...............     10.375         05/16/11      3,860,700
                                                                                  ------------
                                                                                     7,422,200
                                                                                  ------------
           ELECTRONIC COMPONENTS (0.1%)
     760   Flextronics International Ltd.
            (Singapore)............................      9.875         07/01/10        813,200
                                                                                  ------------
           ELECTRONIC DISTRIBUTORS (0.9%)
   5,875   BRL Universal Equipment Corp............      8.875         02/15/08      5,992,500
  20,000   CHS Electronics, Inc. (a)(b)............      9.875         04/15/05        175,000
                                                                                  ------------
                                                                                     6,167,500
                                                                                  ------------
           ELECTRONIC EQUIPMENT/INSTRUMENTS (0.4%)
   8,280   High Voltage Engineering, Inc...........     10.75          08/15/04      2,898,000
                                                                                  ------------
           ELECTRONICS/APPLIANCES (0.0%)
  84,930   International Semi-Tech
            Microelectronics, Inc.
            (Canada) (a)(b)........................     11.50          08/15/03         42,465
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                             COUPON          MATURITY
THOUSANDS                                              RATE             DATE          VALUE
----------------------------------------------------------------------------------------------
           ENGINEERING & CONSTRUCTION (0.8%)
 $ 4,500   Encompass Services Corp.................    10.50%          05/01/09   $  2,025,000
   6,575   Metromedia Fiber Network, Inc...........    10.00           12/15/09      1,578,000
   7,000   Metromedia Fiber Network, Inc.
            (Series B).............................    10.00           11/15/08      1,680,000
                                                                                  ------------
                                                                                     5,283,000
                                                                                  ------------
           ENTERTAINMENT & LEISURE (0.1%)
  10,850   AMF Bowling Worldwide Inc.
            (Series B) (b).........................    10.875          03/15/06        542,500
                                                                                  ------------
           ENVIRONMENTAL SERVICES (2.3%)
   6,750   Allied Waste North America, Inc.
            (Series B).............................    10.00           08/01/09      6,868,125
   8,550   Waste Management, Inc. (Series A).......     7.375          08/01/10      8,684,021
                                                                                  ------------
                                                                                    15,552,146
                                                                                  ------------
           FINANCE/RENTAL/LEASING (0.4%)
   2,330   CIT Group Inc...........................     5.625          05/17/04      2,238,161
     395   CIT Group Inc...........................     6.50           02/07/06        385,847
                                                                                  ------------
                                                                                     2,624,008
                                                                                  ------------
           FINANCIAL CONGLOMERATES (0.3%)
   2,100   Case Credit Corp........................     6.125          02/15/03      1,893,356
                                                                                  ------------
           FOOD DISTRIBUTORS (1.3%)
   8,890   Volume Services America, Inc............    11.25           03/01/09      8,612,187
                                                                                  ------------
           FOOD: MEAT/FISH/DAIRY (1.7%)
   4,755   Michael Foods Inc.......................    11.75           04/01/11      5,182,950
   5,200   Smithfield Foods Inc....................     7.625          02/15/08      5,200,000
     750   Smithfield Foods Inc....................     8.00           10/15/09        772,500
                                                                                  ------------
                                                                                    11,155,450
                                                                                  ------------
           FOREST PRODUCTS (2.0%)
   4,940   Louisiana Pacific Corp..................    10.875          11/15/08      4,964,700
   1,615   Louisiana Pacific Corp..................     8.875          08/15/10      1,607,259
   6,470   Tembec Industries Inc. (Canada).........     8.50           02/01/11      6,809,675
                                                                                  ------------
                                                                                    13,381,634
                                                                                  ------------
           HOME BUILDING (3.8%)
   6,945   Beazer Homes USA, Inc...................     8.625          05/15/11      7,309,612
   5,600   Centex Corp.............................     7.875          02/01/11      5,876,567
   6,195   Schuler Homes, Inc......................     9.375          07/15/09      6,566,700
     405   Schuler Homes, Inc......................    10.50           07/15/11        435,375
   5,000   Toll Corp...............................     8.25           02/01/11      5,075,000
                                                                                  ------------
                                                                                    25,263,254
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                              COUPON          MATURITY
THOUSANDS                                               RATE             DATE           VALUE
----------------------------------------------------------------------------------------------
           HOSPITAL/NURSING MANAGEMENT (1.0%)
 $ 6,365   HCA Inc.................................      7.875%        02/01/11   $  6,858,287
                                                                                  ------------
           HOTELS/RESORTS/CRUISELINES (1.1%)
  13,000   Epic Resorts LLC (Series B) (a)(b)......     13.00          06/15/05      1,300,000
   1,455   Hilton Hotels...........................      7.95          04/15/07      1,471,772
   4,800   HMH Properties (Series B)...............      7.875         08/01/08      4,656,000
                                                                                  ------------
                                                                                     7,427,772
                                                                                  ------------
           INDUSTRIAL SPECIALTIES (1.9%)
   4,935   Cabot Safety Corp.......................     12.50          07/15/05      5,083,050
   7,163   International Wire Group, Inc...........     11.75          06/01/05      5,667,724
   1,950   Ucar Finance Inc. - 144A*...............     10.25          02/15/12      2,003,625
                                                                                  ------------
                                                                                    12,754,399
                                                                                  ------------
           INTERNET SOFTWARE/SERVICES (1.5%)
  12,020   Exodus Communications Inc. (a)(b).......     11.625         07/15/10      2,494,150
  33,200   Globix Corp. (a)(b).....................     12.50          02/01/10      4,814,000
  11,000   PSINet, Inc. (a)(b).....................     10.50          12/01/06        990,000
  14,500   PSINet, Inc. (a)(b).....................     11.00          08/01/09      1,305,000
                                                                                  ------------
                                                                                     9,603,150
                                                                                  ------------
           MANAGED HEALTH CARE (1.7%)
   7,505   Aetna, Inc..............................      7.875         03/01/11      7,614,933
   3,290   Health Net, Inc.........................      8.375         04/15/11      3,389,993
                                                                                  ------------
                                                                                    11,004,926
                                                                                  ------------
           MEDIA CONGLOMERATES (0.7%)
   4,260   Nextmedia Operating, Inc. - 144A*.......     10.75          07/01/11      4,536,900
                                                                                  ------------
           MEDICAL DISTRIBUTORS (0.3%)
   1,935   Amerisource Bergen Corp.................      8.125         09/01/08      2,031,750
                                                                                  ------------
           MEDICAL SPECIALTIES (0.0%)
  26,500   MEDIQ/PRN Life Support
            Services, Inc. (b).....................     11.00          06/01/08        265,000
                                                                                  ------------
           MEDICAL/NURSING SERVICES (0.9%)
   6,315   Fresenius Medical Capital Trust.........      7.875         06/15/11      6,283,425
                                                                                  ------------
           MOVIES/ENTERTAINMENT (1.7%)
   6,905   Alliance Atlantis Communications, Inc.
            (Canada)...............................     13.00          12/15/09      7,664,550
   3,525   Six Flags Inc. - 144A*..................      8.875         02/01/10      3,516,188
                                                                                  ------------
                                                                                    11,180,738
                                                                                  ------------
           OFFICE EQUIPMENT/SUPPLIES (0.0%)
  22,000   Mosler, Inc. (a)(b).....................     11.00          04/15/03          --
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                              COUPON         MATURITY
THOUSANDS                                               RATE            DATE          VALUE
-----------------------------------------------------------------------------------------------
           OIL & GAS PIPELINES (0.6%)
 $ 1,500   Williams Companies, Inc.................     7.75%          06/15/31    $  1,319,067
   3,260   Williams Companies, Inc. (Series A).....     7.50           01/15/31       2,784,236
                                                                                   ------------
                                                                                      4,103,303
                                                                                   ------------
           OIL & GAS PRODUCTION (1.5%)
   4,260   Chesapeake Energy Corp..................     8.125          04/01/11       4,174,800
   2,375   Stone Energy Corp. - 144A*..............     8.25           12/15/11       2,398,750
   4,150   Vintage Petroleum.......................     7.875          05/15/11       3,610,500
                                                                                   ------------
                                                                                     10,184,050
                                                                                   ------------
           OILFIELD SERVICES/EQUIPMENT (0.7%)
   2,515   Hanover Equipment Trust - 144A*.........     8.50           09/01/08       2,540,150
   1,960   Hanover Equipment Trust - 144A*.........     8.75           09/01/11       1,969,800
                                                                                   ------------
                                                                                      4,509,950
                                                                                   ------------
           OTHER METALS/MINERALS (0.9%)
   3,310   Murrin Murrin Holdings Property Ltd.
            (Australia)............................     9.375          08/31/07         993,000
   4,940   Phelps Dodge Corp.......................     8.75           06/01/11       4,763,346
                                                                                   ------------
                                                                                      5,756,346
                                                                                   ------------
           PUBLISHING: BOOKS/MAGAZINES (1.0%)
   7,300   PRIMEDIA, Inc...........................     8.875          05/15/11       6,369,250
                                                                                   ------------
           PUBLISHING: NEWSPAPERS (0.8%)
   1,820   Belo Corp...............................     8.00           11/01/08       1,885,329
   3,815   Holliner Participation - 144A*
            (Canada)...............................    12.125+         11/15/10       3,433,500
                                                                                   ------------
                                                                                      5,318,829
                                                                                   ------------
           PULP & PAPER (0.9%)
     795   Long View Fibre Co. - 144A*.............    10.00           01/15/09         818,850
   4,810   Norske Skog Canada Inc. (Canada) -
            144A*..................................     8.625          06/15/11       4,906,200
                                                                                   ------------
                                                                                      5,725,050
                                                                                   ------------
           REAL ESTATE DEVELOPMENT (0.7%)
   4,890   CB Richard Ellis Services Inc...........    11.25           06/15/11       4,596,600
                                                                                   ------------
           REAL ESTATE INVESTMENT TRUSTS (0.4%)
   2,855   Istar Financial Inc.....................     8.75           08/15/08       2,871,345
                                                                                   ------------
           RECREATIONAL PRODUCTS (1.0%)
   6,000   International Game Technology...........     8.375          05/15/09       6,502,500
                                                                                   ------------
           RESTAURANTS (0.7%)
 141,992   American Restaurant Group
            Holdings, Inc. - 144A* (c).............     0.00           12/15/05       4,344,955
  34,207   FRD Acquisition Corp.
            (Series B) (a)(b)......................    12.50           07/15/04          85,518
                                                                                   ------------
                                                                                      4,430,473
                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                               COUPON         MATURITY
THOUSANDS                                                RATE           DATE          VALUE
-----------------------------------------------------------------------------------------------
           RETAIL - SPECIALTY (1.4%)
 $ 9,000   Mrs. Fields Holdings Co.................     14.00++%       12/01/05    $  4,185,000
   5,525   Pantry, Inc.............................     10.25          10/15/07       5,110,625
                                                                                   ------------
                                                                                      9,295,625
                                                                                   ------------
           SAVINGS BANKS (0.1%)
     685   GS Escrow Corp..........................      7.125         08/01/05         681,495
                                                                                   ------------
           SEMICONDUCTORS (0.4%)
   2,210   Fairchild Semi Conductors...............     10.50          02/01/09       2,386,800
                                                                                   ------------
           SERVICES TO THE HEALTH INDUSTRY (1.4%)
   3,745   Anthem Insurance - 144A**...............      9.125         04/01/10       4,102,494
   5,000   Omnicare, Inc. (Series B)...............      8.125         03/15/11       5,275,000
                                                                                   ------------
                                                                                      9,377,494
                                                                                   ------------
           SPECIALTY STORES (0.5%)
   3,185   Autonation, Inc.........................      9.00          08/01/08       3,340,269
                                                                                   ------------
           SPECIALTY TELECOMMUNICATIONS (5.0%)
   4,535   American Tower Corp.....................      9.375         02/01/09       2,993,100
  11,500   Birch Telecom Inc. (b)..................     14.00          06/15/08         115,000
  14,370   DTI Holdings, Inc. (Series B) (a).......     12.50++        03/01/08         215,550
  17,085   Esprit Telecom Group PLC (United
            Kingdom) (b)...........................     11.50          12/15/07          64,069
  29,088   Esprit Telecom Group PLC (United
            Kingdom) (b)...........................     10.875         06/15/08         109,080
  47,000   Firstworld Communications, Inc..........     13.00++        04/15/08       3,290,000
  10,000   Global Crossing Holdings,
            Ltd. (a)(b)............................      8.70          08/01/07         350,000
   3,490   Global Crossing Holdings,
            Ltd. (a)(b)............................      9.50          11/15/09          69,800
  23,050   GT Group Telecom Inc. (Canada)..........     13.25++        02/01/10       1,498,250
   3,350   McLeodUSA, Inc. (a)(b)..................     11.375         01/01/09         820,750
  10,450   McLeodUSA, Inc. (a)(b)..................     11.50          05/01/09       2,455,750
   9,365   Pac-West Telecom Inc. (Series B)........     13.50          02/01/09       3,511,875
  14,500   Primus Telecommunications
            Group, Inc.............................     12.75          10/15/09       4,785,000
  16,990   Primus Telecommunications Group, Inc.
            (Series B).............................      9.875         05/15/08       5,606,700
   2,000   RSL Communications PLC (United
            Kingdom) (a)(b)........................      9.125         03/01/08         105,000
   9,000   RSL Communications PLC (United
            Kingdom) (a)(b)........................     10.50          11/15/08         472,500
   3,000   RSL Communications PLC (United
            Kingdom) (a)(b)........................      9.875         11/15/09         157,500
  13,000   Tele1 Europe BV (Netherlands)...........     13.00          05/15/09       1,755,000
  12,000   Versatel Telecom BV (Netherlands)
            (Issued 05/27/98)......................     13.25          05/15/08       3,720,000
   3,000   Versatel Telecom BV (Netherlands)
            (Issued 12/03/98)......................     13.25          05/15/08         930,000
  31,445   Viatel Inc. (a)(b)......................     11.25          04/15/08          39,306
  14,200   Viatel Inc. (Issued 03/19/99) (a)(b)....     11.50          03/15/09          17,750
  29,393   Viatel Inc. (Issued 12/08/99) (a)(b)....     11.50          03/15/09          36,741

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                COUPON        MATURITY
THOUSANDS                                                 RATE          DATE          VALUE
-----------------------------------------------------------------------------------------------
 $32,545   World Access, Inc. (a)(b)(c)............      13.25%        01/15/08    $    325,450
  11,500   Worldwide Fiber Inc. (Canada) (a)(b)....      12.00         08/01/09          28,750
                                                                                   ------------
                                                                                     33,472,921
                                                                                   ------------
           TELECOMMUNICATION EQUIPMENT (1.2%)
  10,000   SBA Communications Corp.................      12.00++       03/01/08       4,700,000
  10,500   Spectrasite Holdings, Inc...............      12.00++       07/15/08       2,625,000
   3,500   Spectrasite Holdings, Inc...............      11.25++       04/15/09         805,000
                                                                                   ------------
                                                                                      8,130,000
                                                                                   ------------
           TELECOMMUNICATIONS (5.3%)
  61,075   e. Spire
            Communications, Inc. (a)(b)............      13.75         07/15/07       6,107,500
  18,752   Focal Communications Corp.
            (Series B).............................      12.125++      02/15/08       4,312,960
  15,000   Hyperion Telecommunication, Inc.
            (Series B).............................      12.25         09/01/04       1,800,000
  15,000   MGC Communications, Inc.................      13.00         04/01/10         975,000
   1,500   NEXTLINK Communications LLC.............      12.50         04/15/06         165,000
  17,500   NEXTLINK Communications, Inc............       9.00         03/15/08       1,925,000
   4,180   NEXTLINK Communications, Inc............      10.75         11/15/08         459,800
     775   NEXTLINK Communications, Inc. (b).......      10.75         06/01/09          89,125
  16,975   NTL Communications Corp. (Series B).....      11.875        10/01/10       5,941,250
  27,850   Rhythms Netconnections, Inc. (a)(b).....      12.75         04/15/09       4,316,750
  14,965   Rhythms Netconnections, Inc.
            (Series B) (a)(b)......................      13.50++       05/15/08       1,795,800
  13,850   Startec Global Communications
            Corp. (a)(b)...........................      12.00         05/15/08         138,500
   5,380   Talton Holdings, Inc. (Series B)........      11.00         06/30/07       3,335,600
   2,100   WorldCom, Inc...........................       7.50         05/15/11       2,023,363
   1,500   WorldCom, Inc...........................       8.25         05/15/31       1,441,862
                                                                                   ------------
                                                                                     34,827,510
                                                                                   ------------
           TRUCKS/CONSTRUCTION/FARM MACHINERY (2.0%)
   1,930   Case Corp. (Series B)...................       6.25         12/01/03       1,737,498
  13,350   J.B. Poindexter & Co., Inc..............      12.50         05/15/04      11,330,813
                                                                                   ------------
                                                                                     13,068,311
                                                                                   ------------
           WHOLESALE DISTRIBUTORS (0.6%)
   4,000   Burhmann US Inc.........................      12.25         11/01/09       4,120,000
                                                                                   ------------
           WIRELESS TELECOMMUNICATIONS (2.1%)
   3,675   American Cellular Corp..................       9.50         10/15/09       2,976,750
  19,485   AMSC Acquisition Co., Inc.
            (Series B) (a)(b)......................      12.25         04/01/08       7,306,875
  65,300   CellNet Data Systems Inc. (a)(b)........      14.00++       10/01/07          81,625
  19,610   Globalstar LP/Capital Corp. (b).........      10.75         11/01/04       1,176,600
  16,739   Orbcomm Global LP/Capital Corp.
            (Series B) (a)(b)......................      14.00         08/15/04         502,170
  20,230   USA Mobile Communications
            Holdings, Inc. (a)(b)..................       9.50         02/01/04         809,200
  18,800   USA Mobile Communications
            Holdings, Inc. (a)(b)..................      14.00         11/01/04         752,000

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                             COUPON           MATURITY
THOUSANDS                                              RATE              DATE          VALUE
-----------------------------------------------------------------------------------------------
 $33,000   WinStar Communications, Inc. (a)........   14.75++%         04/15/10    $      3,300
  11,400   WinStar Communications, Inc. (a)(b).....   12.75            04/15/10           1,140
                                                                                   ------------
                                                                                     13,609,660
                                                                                   ------------
           Total Corporate Bonds
            (COST $1,769,685,472)..............................................     598,096,239
                                                                                   ------------
           Convertible Bonds (1.3%)
           ELECTRONIC COMPONENTS (0.6%)
   8,830   Solectron Corp..........................    0.00            11/20/20       4,017,650
                                                                                   ------------
           HOTELS/RESORTS/CRUISELINES (0.0%)
   1,643   Premier Cruises Ltd. - 144A* (a)........   10.00+            8/15/05          --
                                                                                   ------------
           TELECOMMUNICATION EQUIPMENT (0.7%)
   9,420   Corning Inc.............................    0.00             11/8/15       4,639,350
                                                                                   ------------
           Total Convertible Bonds
            (COST $11,000,802).................................................       8,657,000
                                                                                   ------------

NUMBER OF
 SHARES
---------

           Common Stocks (d) (1.5%)
           APPAREL/FOOTWEAR RETAIL (0.0%)
2,621,192  County Seat Stores, Inc. (c)......................................           --
                                                                                   ------------
           CASINO/GAMING (0.0%)
 207,312   Fitzgerald Gaming Corp............................................           --
                                                                                   ------------
           CONSUMER/BUSINESS SERVICES (1.2%)
 440,700   Anacomp, Inc. (Class A) (c).......................................         7,712,250
                                                                                   ------------
           FOOD: SPECIALTY/CANDY (0.0%)
  10,908   SFAC New Holdings Inc. (c)........................................           --
   2,005   SFFB Holdings, Inc. (c)...........................................           --
 574,725   Specialty Foods Acquisition Corp. - 144A*.........................           --
                                                                                   ------------
                                                                                        --
                                                                                   ------------
           HOTELS/RESORTS/CRUISELINES (0.0%)
 981,277   Premier Holdings Inc. (c).........................................           --
 781,421   Vagabond Inns, Inc. (Class D).....................................           --
                                                                                   ------------
                                                                                        --
                                                                                   ------------
           MEDICAL/NURSING SERVICES (0.0%)
1,151,324  Raintree Healthcare Corp. (c).....................................           --
                                                                                   ------------
           MOTOR VEHICLES (0.0%)
     709   Northern Holdings Industrial Corp. (c)............................           --
                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                               VALUE
------------------------------------------------------------------------------------------------
           RESTAURANTS (0.0%)
   38,057  American Restaurant Group Holdings, Inc. - 144A*.....................    $    --
                                                                                    ------------
           SPECIALTY TELECOMMUNICATIONS (0.1%)
  264,189  Song Networks Holding Aktir (ADR)....................................          84,540
  486,691  Versatel Telecom International NV (ADR) (Netherlands)................         253,079
   94,263  World Access, Inc. (c)...............................................             104
                                                                                    ------------
                                                                                         337,723
                                                                                    ------------
           TELECOMMUNICATION EQUIPMENT (0.0%)
  196,000  FWT Inc. (Class A) (c)...............................................           1,960
                                                                                    ------------
           TELECOMMUNICATIONS (0.2%)
  520,697  Covad Communications Group, Inc. (c).................................         820,098
3,697,963  Focal Communications Corp. (c).......................................         813,552
                                                                                    ------------
                                                                                       1,633,650
                                                                                    ------------
           TEXTILES (0.0%)
1,754,730  United States Leather, Inc. (c)......................................         --
                                                                                    ------------
           WIRELESS TELECOMMUNICATIONS (0.0%)
5,777,031  Arch Wireless Inc. (c)...............................................          46,216
  274,390  Vast Solutions, Inc. (Class B1) (c)..................................         --
  274,390  Vast Solutions, Inc. (Class B2) (c)..................................         --
  274,390  Vast Solutions, Inc. (Class B3) (c)..................................         --
                                                                                    ------------
                                                                                          46,216
                                                                                    ------------
           Total Common Stocks
            (COST $337,737,145).................................................       9,731,799
                                                                                    ------------
           Preferred Stocks (3.9%)
           BROADCASTING (0.9%)
      713  Paxson Communications+...............................................       6,203,361
                                                                                    ------------
           CELLULAR TELEPHONE (0.9%)
    4,506  Dobson Communications Corp.+.........................................       3,694,920
    6,360  Nextel Communications, Inc.+.........................................       2,257,836
                                                                                    ------------
                                                                                       5,952,756
                                                                                    ------------
           ELECTRIC UTILITIES (0.6%)
    3,705  TNP Enterprises Inc.+................................................       4,038,450
                                                                                    ------------
           PUBLISHING: BOOKS/MAGAZINES (0.0%)
    6,625  PRIMEDIA, Inc........................................................         318,828
                                                                                    ------------
           RESTAURANTS (0.2%)
    5,591  American Restaurant Group Holdings, Inc. (Series B)+.................         972,872
                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------
           SPECIALTY TELECOMMUNICATIONS (1.1%)
   7,333   Broadwing Communications, Inc.......................................    $  3,666,500
     475   Crown Castle International Corp.+...................................         213,750
   3,473   Intermedia Communication (Series B)+................................       3,369,198
 180,721   XO Communications, Inc.+............................................           1,807
                                                                                   ------------
                                                                                      7,251,255
                                                                                   ------------
           TELECOMMUNICATION EQUIPMENT (0.2%)
2,244,200  FWT Inc. (Series A)+ (c)............................................       1,122,100
                                                                                   ------------
           Total Preferred Stocks
            (COST $52,960,724).................................................      25,859,622
                                                                                   ------------

NUMBER OF                                                           EXPIRATION
WARRANTS                                                               DATE
---------                                                           ----------

           Warrants (0.0%)
           AEROSPACE & DEFENSE (0.0%)
   9,000   Sabreliner Corp. - 144A*...............................  04/15/03           --
                                                                                  ------------
           BROADCASTING (0.0%)
   5,700   XM Satellite Radio Holdings Inc. - 144A*...............  03/15/10           114,000
                                                                                  ------------
           CABLE/SATELLITE TV (0.0%)
  57,000   Diva Systems Corp. - 144A*.............................  03/01/08           --
   6,600   Ono Finance PLC - 144A* (United Kingdom)...............  05/31/09            33,000
                                                                                  ------------
                                                                                        33,000
                                                                                  ------------
           CASINO/GAMING (0.0%)
 220,000   Aladdin Gaming, Inc. - 144A*...........................  03/01/10           --
  20,000   Resorts At Summerlin - 144A*...........................  12/15/07           --
                                                                                  ------------
                                                                                       --
                                                                                  ------------
           ELECTRIC UTILITIES (0.0%)
   1,040   TNP Enterprises Inc. - 144A*...........................  04/01/11            31,200
                                                                                  ------------
           HOTELS/RESORTS/CRUISELINES (0.0%)
  13,000   Epic Resorts LLC - 144A*...............................  06/15/05           --
                                                                                  ------------
           INTERNET SOFTWARE/SERVICES (0.0%)
  47,000   Verado Holdings Inc. - 144A*...........................  04/15/08           --
                                                                                  ------------
           RESTAURANTS (0.0%)
   3,500   American Restaurant Group Holdings, Inc. - 144A*.......  08/15/08           --
                                                                                  ------------
           RETAIL - SPECIALTY (0.0%)
   9,000   Mrs. Fields Holding Inc. - 144A*.......................  12/01/05           --
                                                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

NUMBER OF                                                          EXPIRATION
WARRANTS                                                             DATE            VALUE
----------------------------------------------------------------------------------------------
           SPECIALTY TELECOMMUNICATIONS (0.0%)
  11,500   Birch Telecom Inc. - 144A*.............................  06/15/08      $    --
  23,050   GT Group Telecom Inc. - 144A* (Canada).................  02/01/10            46,100
                                                                                  ------------
                                                                                        46,100
                                                                                  ------------
           TELECOMMUNICATIONS (0.0%)
  11,850   Startec Global Communications Corp. - 144A*............  05/15/08           --
                                                                                  ------------
           WIRELESS TELECOMMUNICATIONS (0.0%)
  10,000   Metricom, Inc..........................................  02/15/10           --
  18,250   Motient Corp. - 144A*..................................  04/01/08               182
                                                                                  ------------
                                                                                           182
                                                                                  ------------
           Total Warrants
            (COST $5,624,493).................................................         224,482
                                                                                  ------------

PRINCIPAL
AMOUNT IN                                                   COUPON     MATURITY
THOUSANDS                                                    RATE        DATE
---------                                                  --------    --------
           Short-Term Investments (0.4%)
           Repurchase Agreements
$  1,638   Joint repurchase agreement account
           (dated 02/28/02; proceeds $1,638,086) (e).......  1.895%    03/01/02       1,638,000
   1,012   The Bank of New York (dated 02/28/02; proceeds
            $1,012,059) (f)................................  1.688     03/01/02       1,012,012
                                                                                   ------------
           Total Short-Term Investments
            (COST $2,650,012)..................................................       2,650,012
                                                                                    ------------
           Total Investments
            (COST $2,179,658,648) (g)...................................  97.2%     645,219,154
           Other Assets in Excess of Liabilities........................   2.8       18,541,232
                                                                          -----    ------------
           Net Assets...................................................  100.0%   $663,760,386
                                                                          =====    ============

---------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
 *    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 +    PAYMENT-IN-KIND SECURITY.
 ++ CURRENTLY A ZERO COUPON BOND THAT IS SCHEDULED TO PAY INTEREST AT THE RATE SHOWN AT A FUTURE SPECIFIED DATE.
 (A)  ISSUER IN BANKRUPTCY.
 (B)  NON-INCOME PRODUCING SECURITY; BOND IN DEFAULT.
 (C)  ACQUIRED THROUGH EXCHANGE OFFER.
 (D)  NON-INCOME PRODUCING SECURITIES.
 (E)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (F) COLLATERALIZED BY $1,051,150 U.S. TREASURY NOTE 3.50% DUE 11/15/06 VALUED AT $1,032,258.
 (G) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $13,315,466 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,547,754,960, RESULTING IN NET UNREALIZED DEPRECIATION OF $1,534,439,494.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
FEBRUARY 28, 2002 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $2,179,658,648)..................................  $  645,219,154
Receivable for:
  Interest........................................      17,936,714
  Investments sold................................       5,671,201
  Capital stock sold..............................         392,776
Prepaid expenses and other assets.................          73,355
                                                    --------------
    Total Assets..................................     669,293,200
                                                    --------------
Liabilities:
Payable for:
  Investments purchased...........................       3,534,039
  Capital stock repurchased.......................       1,066,787
  Distribution fee................................         322,288
  Investment management fee.......................         252,739
Accrued expenses and other payables...............         356,961
                                                    --------------
    Total Liabilities.............................       5,532,814
                                                    --------------
    Net Assets....................................  $  663,760,386
                                                    ==============
Composition of Net Assets:
Paid-in-capital...................................  $3,010,689,166
Net unrealized depreciation.......................  (1,534,439,494)
Dividends in excess of net investment income......     (17,115,158)
Accumulated net realized loss.....................    (795,374,128)
                                                    --------------
    Net Assets....................................  $  663,760,386
                                                    ==============
Class A Shares:
Net Assets........................................     $25,393,979
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................      13,754,137
    Net Asset Value Per Share.....................           $1.85
                                                             =====
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET
     VALUE).......................................           $1.93
                                                             =====
Class B Shares:
Net Assets........................................    $487,088,037
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................     264,860,033
    Net Asset Value Per Share.....................           $1.84
                                                             =====
Class C Shares:
Net Assets........................................     $39,051,883
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................      21,197,421
    Net Asset Value Per Share.....................           $1.84
                                                             =====
Class D Shares:
Net Assets........................................    $112,226,487
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................      60,832,134
    Net Asset Value Per Share.....................           $1.84
                                                             =====


Statement of Operations
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

Net Investment Income:
Income
Interest..........................................   $ 60,445,868
Dividends.........................................        491,437
                                                    -------------
    Total Income..................................     60,937,305
                                                    -------------
Expenses
Distribution fee (Class A shares).................         36,157
Distribution fee (Class B shares).................      2,048,001
Distribution fee (Class C shares).................        181,143
Investment management fee.........................      1,749,471
Transfer agent fees and expenses..................        786,123
Shareholder reports and notices...................        130,794
Professional fees.................................         52,660
Custodian fees....................................         50,872
Registration fees.................................         38,609
Directors' fees and expenses......................          9,186
Other.............................................          9,111
                                                    -------------
    Total Expenses................................      5,092,127
                                                    -------------
    Net Investment Income.........................     55,845,178
                                                    -------------
Net Realized and Unrealized Loss:
Net realized loss.................................   (101,992,943)
Net change in unrealized depreciation.............    (71,245,906)
                                                    -------------
    Net Loss......................................   (173,238,849)
                                                    -------------
Net Decrease......................................  $(117,393,671)
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                             FOR THE SIX      FOR THE YEAR
                                            MONTHS ENDED          ENDED
                                          FEBRUARY 28, 2002  AUGUST 31, 2001
                                          -----------------  ---------------
                                             (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................    $  55,845,178    $  182,819,538
Net realized loss.......................     (101,992,943)     (282,975,609)
Net change in unrealized depreciation...      (71,245,906)     (513,181,124)
                                            -------------    --------------

    Net Decrease........................     (117,393,671)     (613,337,195)
                                            -------------    --------------
Dividends to Shareholders from Net
 Investment Income:
Class A shares..........................       (2,418,772)       (7,002,632)
Class B shares..........................      (44,666,302)     (150,569,611)
Class C shares..........................       (3,477,209)      (10,293,101)
Class D shares..........................      (10,234,948)      (29,754,002)
                                            -------------    --------------

    Total Dividends.....................      (60,797,231)     (197,619,346)
                                            -------------    --------------

Net decrease from capital stock
 transactions...........................      (46,653,991)      (72,611,177)
                                            -------------    --------------

    Net Decrease........................     (224,844,893)     (883,567,718)

Net Assets:
Beginning of period.....................      888,605,279     1,772,172,997
                                            -------------    --------------
End of Period (Including dividends in
 excess of net investment income of
 $17,115,158 and $17,487,233,
 respectively)..........................    $ 663,760,386    $  888,605,279
                                            =============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2002 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. The Fund's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the respective life of the securities. Interest income is accrued daily except where collection is not expected.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding
$3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $60,729,773 at February 28, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended
February 28, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A Shares, Class B shares and Class C shares of $25,943, $850,331 and $12,717, respectively and received $1,421 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2002, aggregated $130,550,663 and $191,356,513, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 2002, the Fund had transfer agent fees and expenses payable of approximately $40,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended February 28, 2002 included in Directors' fees and expenses in the Statement of Operations amounted to $3,589. At February 28, 2002, the Fund had an accrued pension liability of $57,558 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

5. Capital Stock
Transactions in capital stock were as follows:

                                       FOR THE SIX                 FOR THE YEAR
                                       MONTHS ENDED                    ENDED
                                    FEBRUARY 28, 2002             AUGUST 31, 2001
                                --------------------------  ---------------------------
                                  SHARES        AMOUNT         SHARES        AMOUNT
                                -----------  -------------  ------------  -------------
                                       (UNAUDITED)
CLASS A SHARES
Sold..........................    7,162,259  $  14,899,676    19,209,128  $  63,780,578
Reinvestment of dividends.....      570,641      1,128,585     1,049,177      3,186,287
Redeemed......................   (9,810,062)   (20,249,131)  (17,600,601)   (59,066,199)
                                -----------  -------------  ------------  -------------
Net increase (decrease) --
 Class A......................   (2,077,162)    (4,220,870)    2,657,704      7,900,666
                                -----------  -------------  ------------  -------------
CLASS B SHARES
Sold..........................   21,613,070     43,035,559    87,486,847    281,384,559
Reinvestment of dividends.....    8,164,759     16,089,588    17,505,252     53,772,493
Redeemed......................  (51,830,406)  (104,404,539) (136,458,377)  (426,230,286)
                                -----------  -------------  ------------  -------------
Net decrease -- Class B.......  (22,052,577)   (45,279,392)  (31,466,278)   (91,073,234)
                                -----------  -------------  ------------  -------------
CLASS C SHARES
Sold..........................    3,407,356      6,775,421    13,531,056     45,899,890
Reinvestment of dividends.....      827,546      1,635,525     1,676,677      5,136,460
Redeemed......................   (4,508,663)    (8,947,288)  (13,756,797)   (45,459,076)
                                -----------  -------------  ------------  -------------
Net increase (decrease) --
 Class C......................     (273,761)      (536,342)    1,450,936      5,577,274
                                -----------  -------------  ------------  -------------
CLASS D SHARES
Sold..........................    5,034,687     10,050,023    20,506,858     63,372,986
Reinvestment of dividends.....    3,302,846      6,529,821     5,852,214     17,880,440
Redeemed......................   (6,607,827)   (13,197,231)  (24,049,991)   (76,269,309)
                                -----------  -------------  ------------  -------------
Net increase -- Class D.......    1,729,706      3,382,613     2,309,081      4,984,117
                                -----------  -------------  ------------  -------------
Net decrease in Fund..........  (22,673,794) $ (46,653,991)  (25,048,557) $ (72,611,177)
                                ===========  =============  ============  =============

6. Federal Income Tax Status
At August 31, 2001, the Fund had a net capital loss carryover of approximately $482,783,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 in the following years:

                          AMOUNT IN THOUSANDS
-----------------------------------------------------------------------
  2002     2003     2004     2005     2006     2007     2008     2009
--------  -------  -------  -------  -------  -------  -------  -------
$166,660  $50,599  $23,296  $39,319  $12,603  $24,919  $69,857  $95,530
========  =======  =======  =======  =======  =======  =======  =======

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS o FEBRUARY 28, 2002 (UNAUDITED) continued

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $199,075,000 during fiscal 2001.

At August 31, 2001, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and interest on bonds in default.

7. Change in Accounting Policy
Effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $5,324,128 increase in the cost of securities and a corresponding increase in undistributed net investment income based on securities held as of August 31, 2001.

The effect of this change for the six months ended February 28, 2002 was to increase net investment income by $952,867; increase unrealized depreciation by $233,149; and increase net realized losses by $719,718. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                                     FOR THE PERIOD
                              FOR THE SIX                         FOR THE YEAR ENDED AUGUST 31,                      JULY 28, 1997*
                             MONTHS ENDED         --------------------------------------------------------------         THROUGH
                           FEBRUARY 28, 2002         2001             2000             1999             1998         AUGUST 31, 1997
                           -----------------      -----------      -----------      -----------      -----------     ---------------
                              (UNAUDITED)
Class A Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....       $  2.32             $  4.35          $  5.51          $  6.16          $  6.82           $ 6.83
                                -------             -------          -------          -------          -------           ------
Income (loss) from
 investment operations:
  Net investment
   income................          0.16                0.47             0.69             0.72             0.76             0.07
  Net realized and
   unrealized loss.......         (0.46)              (1.99)           (1.13)           (0.63)           (0.71)           (0.03)
                                -------             -------          -------          -------          -------           ------
Total income (loss) from
 investment operations...         (0.30)              (1.52)           (0.44)            0.09             0.05             0.04
                                -------             -------          -------          -------          -------           ------

Less dividends from net
 investment income.......         (0.17)              (0.51)           (0.72)           (0.74)           (0.71)           (0.05)
                                -------             -------          -------          -------          -------           ------

Net asset value, end of
 period..................       $  1.85             $  2.32          $  4.35          $  5.51          $  6.16           $ 6.82
                                =======             =======          =======          =======          =======           ======

Total Return+............        (13.32)%(1)         (37.05)%          (8.88)%           1.47%            0.40%            0.65%(1)

Ratios to Average Net
 Assets:
Expenses.................          1.02%(2)(3)         0.77%(3)         0.70%(3)         0.68%(3)         0.75%(3)         0.93%(2)
Net investment income....         15.51%(2)(3)(4)     15.17%(3)        13.62%(3)        12.42%(3)        11.30%(3)        11.80%(2)

Supplemental Data:
Net assets, end of
 period, in thousands....       $25,394             $36,762          $57,273          $68,667          $30,678           $1,996
Portfolio turnover
 rate....................            18%(1)              49%              20%              36%              66%             113%


------------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 WAS TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.26%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                                                                                                    FOR THE PERIOD
                              FOR THE SIX                         FOR THE YEAR ENDED AUGUST 31,                     JULY 28, 1997*
                             MONTHS ENDED         --------------------------------------------------------------        THROUGH
                           FEBRUARY 28, 2002         2001             2000             1999             1998        AUGUST 31, 1997
                           -----------------      -----------      -----------      -----------      -----------    ---------------
                              (UNAUDITED)
Class B Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....      $   2.32            $   4.34        $     5.50       $     6.15       $     6.82         $  6.83
                               --------            --------        ----------       ----------       ----------         -------
Income (loss) from
 investment operations:
  Net investment income..          0.15                0.46              0.66             0.69             0.73            0.07
  Net realized and
   unrealized loss.......         (0.47)              (1.99)            (1.13)           (0.64)           (0.72)          (0.03)
                               --------            --------        ----------       ----------       ----------         -------
Total income (loss) from
 investment operations...         (0.32)              (1.53)            (0.47)            0.05             0.01            0.04
                               --------            --------        ----------       ----------       ----------         -------
Less dividends from net
 investment income.......         (0.16)              (0.49)            (0.69)           (0.70)           (0.68)          (0.05)
                               --------            --------        ----------       ----------       ----------         -------
Net asset value, end of
 period..................      $   1.84            $   2.32        $     4.34       $     5.50       $     6.15         $  6.82
                               ========            ========        ==========       ==========       ==========         =======
Total Return+............        (13.85)%(1)         (37.27)%           (9.39)%           0.92%           (0.23)%          0.62%(1)

Ratios to Average Net
 Assets:
Expenses.................          1.52%(2)(3)         1.37%(3)          1.25%(3)         1.24%(3)         1.25%(3)        1.42%(2)
Net investment income....         15.01%(2)(3)(4)     14.57%(3)         13.07%(3)        11.86%(3)        10.80%(3)       11.28%(2)

Supplemental Data:
Net assets, end of
 period, in thousands....      $487,088            $664,706        $1,381,008       $1,927,186       $1,761,147         $15,828
Portfolio turnover
 rate....................            18%(1)              49%               20%              36%              66%            113%


------------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 WAS TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.26%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                                                                                                     FOR THE PERIOD
                              FOR THE SIX                         FOR THE YEAR ENDED AUGUST 31,                      JULY 28, 1997*
                             MONTHS ENDED         --------------------------------------------------------------         THROUGH
                           FEBRUARY 28, 2002         2001             2000             1999             1998         AUGUST 31, 1997
                           -----------------      -----------      -----------      -----------      -----------     ---------------
                              (UNAUDITED)
Class C Shares++
Selected Per Share Data:
Net asset value,
 beginning of period.....       $  2.32             $  4.34          $  5.51         $   6.15          $  6.82           $ 6.83
                                -------             -------          -------         --------          -------           ------
Income (loss) from
 investment operations:
  Net investment
   income................          0.15                0.45             0.66             0.68             0.72             0.07
  Net realized and
   unrealized loss.......         (0.47)              (1.98)           (1.14)           (0.62)           (0.72)           (0.03)
                                -------             -------          -------         --------          -------           ------
Total income (loss) from
 investment operations...         (0.32)              (1.53)           (0.48)            0.06             0.00             0.04
                                -------             -------          -------         --------          -------           ------

Less dividends from net                                                                                                   (0.05)
 investment income.......         (0.16)              (0.49)           (0.69)           (0.70)           (0.67)          ------
                                -------             -------          -------         --------          -------

Net asset value, end of
 period..................       $  1.84             $  2.32          $  4.34         $   5.51          $  6.15           $ 6.82
                                =======             =======          =======         ========          =======           ======

Total Return+............        (13.92)%(1)         (37.34)%          (9.66)%           0.99%           (0.34)%           0.62%(1)

Ratios to Average Net
 Assets:
Expenses.................          1.62%(2)(3)         1.47%(3)         1.35%(3)         1.34%(3)         1.36%(3)         1.52%(2)
Net investment income....         14.91%(2)(3)(4)     14.47%(3)        12.97%(3)        11.76%(3)        10.69%(3)        11.18%(2)

Supplemental Data:
Net assets, end of
 period, in thousands....       $39,052             $49,818          $86,951         $109,142          $56,626           $5,225
Portfolio turnover
 rate....................            18%(1)              49%              20%              36%              66%             113%

------------------------

  *   THE DATE SHARES WERE FIRST ISSUED.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 WAS TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.26%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS continued

                               FOR THE SIX                                   FOR THE YEAR ENDED AUGUST 31
                              MONTHS ENDED          -------------------------------------------------------------------------------
                           FEBRUARY 28, 2002++        2001++           2000++           1999++           1998++            1997*
                           -------------------      -----------      -----------      -----------      -----------      -----------
                               (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $   2.32             $   4.35         $   5.51         $   6.16         $   6.82         $   6.71
                                --------             --------         --------         --------         --------         --------
Income (loss) from
 investment operations:
  Net investment
   income................           0.16(4)              0.48             0.70             0.74             0.78             0.79
  Net realized and
   unrealized gain
   (loss)................          (0.47)(4)            (1.99)           (1.13)           (0.64)           (0.71)            0.15
                                --------             --------         --------         --------         --------         --------
Total income (loss) from
 investment operations...          (0.31)               (1.51)           (0.43)            0.10             0.07             0.94
                                --------             --------         --------         --------         --------         --------
Less dividends from net
 investment income.......          (0.17)               (0.52)           (0.73)           (0.75)           (0.73)           (0.83)
                                --------             --------         --------         --------         --------         --------
Net asset value, end of
 period..................       $   1.84             $   2.32         $   4.35         $   5.51         $   6.16         $   6.82
                                ========             ========         ========         ========         ========         ========
Total Return+............         (13.56)%(1)          (36.95)%          (8.69)%           1.67%            0.63%           15.01%

Ratios to Average Net
 Assets:
Expenses.................           0.77%(2)(3)          0.62%(3)         0.50%(3)         0.49%(3)         0.51%(3)         0.68%
Net investment income....          15.76%(2)(3)(4)      15.32%(3)        13.82%(3)        12.61%(3)        11.54%(3)        11.78%

Supplemental Data:
Net assets, end of
 period, in thousands....       $112,226             $137,319         $246,941         $333,714         $400,582         $479,020
Portfolio turnover
 rate....................             18%(1)               49%              20%              36%              66%             113%

------------------------

  * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS D SHARES.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
 (4) EFFECTIVE SEPTEMBER 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES, AS REVISED, RELATED TO PREMIUMS AND DISCOUNTS ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 WAS TO INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY 0.26%. THE FINANCIAL HIGHLIGHTS DATA PRESENTED IN THIS TABLE FOR PRIOR PERIODS HAS NOT BEEN RESTATED TO REFLECT THIS CHANGE.

                       SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Stephen F. Esser
Vice President

Gordon W. Loery
Vice President

Deanne Loughnane
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                       37915RPT



                                                           [MORGAN STANLEY LOGO]



                                            [PHOTO]

                                            MORGAN STANLEY
                                            HIGH YIELD SECURITIES


                                            SEMIANNUAL REPORT
                                            FEBRUARY 28, 2002

Morgan Stanley Dean Witter High Income Advantage Trust
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2001

Dear Shareholder:

During the 12-month period ended September 30, 2001, the high-yield market was quite volatile. October and November 2000, as well as September 2001, were particularly difficult. The market's decline was caused by a stream of negative corporate developments in industries related to the telecommunications sector, a declining equity market, a large new-issue calendar in the spring and a continued high default rate. Many high-yield issuers, especially within or dependent upon the telecommunications sector, announced poor earnings and lower revenues, which pushed the high-yield market lower throughout most of the past 12 months.

The terrorist attacks of September 11 and subsequent events constituted an additional shock to an already soft economy and the high-yield market. Liquidity worsened on both the buy and sell sides as dealers resisted putting their capital at risk. The industries that experienced the largest sell-off within the high-yield market in September included airlines, insurance, lodging and telecommunications-related and cable sectors. As was the case throughout the fiscal year, lower-rated high-yield bonds tended to underperform higher-quality issues as investors continued to shy away from that portion of the market.

Performance and Portfolio Strategy

For the 12-month period ended September 30, 2001, Morgan Stanley Dean Witter High Income Advantage Trust produced a total return of -48.60 percent, based on a change in net asset value (NAV) and reinvestment of distributions totaling $0.352 per share. For the same period, the Trust's total return was -56.83 percent, based on a change in its market price on the New York Stock Exchange
(NYSE) and reinvestment of distributions.

The past three years have been one of the most difficult periods for the high-yield market. As a result of substantial weakness in the market, we have seen high-yield bond prices decline sharply and yields correspondingly rise over this period. The Trust's core position in the B-rated sector was adversely affected. Our allocations in the sectors related to fixed-line communications and to a lesser extent in wireless communications were the major reasons for the Trust's disappointing performance. Fixed-line telecom was the worst-performing industry within the telecommunications sector during the past 12 months. This industry experienced a high default rate and many ratings downgrades, which led investors to sell the sector and pushed prices down for most telecom-related bonds.

In our opinion, while many telecommunications-related issuers have had problems in this very challenging environment, investor sentiment has become excessively negative. Our value-oriented analysis suggests that this sector may be poised for better performance in the months ahead.

Morgan Stanley Dean Witter High Income Advantage Trust
LETTER TO THE SHAREHOLDERS - SEPTEMBER 30, 2001 continued




Our new portfolio management team, which began managing the Fund in January, has been actively repositioning the portfolio for the current market environment. We have initiated positions in more than 30 new companies, including Allied Waste, Chesapeake Energy, Schuler Homes, Salem Communications, Healthnet, Prime Media, Quebecor, Nextmedia and Beazer Homes. We eliminated positions in many companies such as Berry Plastics, Fleming, Envirodyne, J.B. Williams, Sabreliner and Windemere. In addition, we have increased the overall credit quality of the portfolio by buying BB-rated securities and trimming our exposure to the telecom sector. However, we continue to maintain constructive positions in wireline communications, cable, wireless communications and media.

Looking Ahead

As a result of the September 11 attacks, over the near term the economy is expected to be weaker than previously anticipated. However, we believe that prices and wide spreads in the high-yield market are currently at levels that would be consistent with a more prolonged economic downturn and higher default rates than is likely to occur. In our view, recent stimulative monetary and fiscal policy initiatives may lead to more-normal economic conditions in 2002. We believe that the high-yield market would benefit from an improvement in the economy.

We would again like to remind shareholders that the Trustees have approved a procedure whereby the Fund may, when appropriate, repurchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

We appreciate your ongoing support of Morgan Stanley Dean Witter High Income Advantage Trust and look forward to continuing to serve your investment needs.



  Very truly yours,

/s/ CHARLES A. FIUMEFREDDO              /s/ MITCHELL M. MERIN
-----------------------------           --------------------------
    Charles A. Fiumefreddo                  Mitchell M. Merin
    Chairman of the Board                   President

Morgan Stanley Dean Witter High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001 continued


  PRINCIPAL
  AMOUNT IN                                                                          COUPON      MATURITY
  THOUSANDS                                                                           RATE         DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
                 Corporate Bonds (85.9%)

                 Advertising/Marketing Services (0.8%)
   $  340        Interep National Radio Sales Inc. ................................   10.00 %     07/01/08         $     275,400
                                                                                                                   -------------

                 Aerospace & Defense (1.1%)
      600        Loral Space & Communications Ltd. ................................    9.50       01/15/06               366,000
                                                                                                                   -------------

                 Airlines (0.5%)
      410        Air Canada Corp. (Canada) ........................................   10.25       03/15/11               176,300
                                                                                                                   -------------

                 Alternative Power Generation (0.8%)
      285        Calpine Corp. ....................................................    8.50       02/15/11               276,336
                                                                                                                   -------------

                 Auto Parts: O.E.M. (0.7%)
      185        Dana Corp. - 144A* ...............................................    9.00       08/15/11               166,839
      115        Hayes Lammerz International, Inc. (Series B) .....................    9.125      07/15/07                17,250
      425        Hayes Lemmerz International, Inc. (Series B) .....................    8.25       12/15/08                63,750
                                                                                                                   -------------
                                                                                                                         247,839
                                                                                                                   -------------

                 Broadcast/Media (1.1%)
      520        Tri-State Outdoor Media Group, Inc. ..............................   11.00       05/15/08               353,600
                                                                                                                   -------------

                 Broadcasting (2.2%)
      140        Radio One, Inc. - 144A* ..........................................    8.875      07/01/11               137,900
      240        Salem Communication Holdings Corp. - 144A* .......................    9.00       07/01/11               246,600
      120        XM Satellite Radio Inc. ..........................................   14.00       03/15/10                56,400
      375        Young Broadcasting Inc. - 144A* ..................................   10.00       03/01/11               298,125
                                                                                                                   -------------
                                                                                                                         739,025
                                                                                                                   -------------

                 Cable/Satellite TV (10.1%)
      625        Adelphia Communications Corp. (Series B) .........................   10.50       07/15/04               595,312
    7,000        Australis Holdings Property Ltd. (Australia) (a) (b) .............   15.00       11/01/02                   700
      325        British Sky Broadcasting Group PLC (United Kingdom) ..............    6.875      02/23/09               304,395
      350        British Sky Broadcasting Group PLC (United Kingdom) ..............    8.20       07/15/09               352,382
      725        Callahan Nordhein Westfalen (Germany) ............................   14.00       07/15/10               402,375
      850        Charter Communications Holdings, Inc. - 144A* ....................   11.75++     05/15/11               467,500
      415        CSC Holdings, Inc. - 144A* .......................................   7.625       04/01/11               410,569
    1,000        Knology Holdings, Inc. ...........................................  11.875++     10/15/07               330,000




                       See Notes to Financial Statements


                                       3



Morgan Stanley Dean Witter High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001 continued


  PRINCIPAL
  AMOUNT IN                                                                          COUPON      MATURITY
  THOUSANDS                                                                           RATE         DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
   $  300        ONO Finance PLC (United Kingdom) .................................   14.00 %     02/15/11               186,000
      360        Telewest Communications PLC (United Kingdom) .....................    9.875      02/01/10               223,200
      685        United Pan-Europe Communications NV (Series B) (Netherlands) .....   10.875      08/01/09                95,900
                                                                                                                   -------------
                                                                                                                       3,368,333
                                                                                                                   -------------

                 Casino/Gaming (2.4%)
    1,800        Aladdin Gaming Capital Corp. (Series B) ..........................   13.50++     03/01/10               270,000
    1,200        Resort At Summerlin (Series B) (a) (b) ...........................   13.00       12/15/07                    12
      200        Station Casinos, Inc. ............................................   8.375       02/15/08               188,000
      365        Station Casinos, Inc. ............................................   9.875       07/01/10               330,325
                                                                                                                   -------------
                                                                                                                         788,337
                                                                                                                   -------------

                 Cellular Telephone (1.4%)
      400        Dobson/Sygnet Communications .....................................   12.25       12/15/08               413,000
    2,900        Dolphin Telecom PLC (Series B) (United Kingdom) (a) ..............   14.00++     05/15/09                29,000
    2,700        Dolphin Telecom PLC (United Kingdom) (a) .........................   11.50++     06/01/08                27,000
                                                                                                                   -------------
                                                                                                                         469,000
                                                                                                                   -------------

                 Chemicals: Major Diversified (0.2%)
       80        Equistar Chemical/Funding - 144A* ................................   10.125      09/01/08                73,800
                                                                                                                   -------------

                 Chemicals: Specialty (0.8%)
      100        Acetex Corp. - 144A* .............................................   10.875      08/01/09                96,000
      100        Isp Holdings Inc. (Series B) .....................................    9.00       10/15/03                97,000
       75        Millennium America, Inc. - 144A* .................................    9.25       06/15/08                70,500
                                                                                                                   -------------
                                                                                                                         263,500
                                                                                                                   -------------

                 Commercial Printing/Forms (0.7%)
    1,000        Premier Graphics Inc. (a) (b) ....................................   11.50       12/01/05                31,250
      205        Quebecor Media, Inc. - 144A* (Canada) ............................   11.125      07/15/11               202,950
                                                                                                                   -------------
                                                                                                                         234,200
                                                                                                                   -------------

                 Consumer/Business Services (4.4%)
      600        Anacomp, Inc. (Series B) (a) (b) .................................   10.875      04/01/04               108,000
      700        Anacomp, Inc. (Series D) (a) (b) .................................   10.875      04/01/04               126,000
    1,328        Comforce Corp. (Series B) ........................................   15.00+      12/01/09               597,735
      165        Comforce Operating, Inc. .........................................   12.00       12/01/07               123,750
      310        MDC Communication Corp. (Canada) .................................   10.50       12/01/06               240,250
      325        Muzak LLC ........................................................    9.875      03/15/09               282,750
                                                                                                                   -------------
                                                                                                                       1,478,485
                                                                                                                   -------------

                 Containers/Packaging (1.3%)
      650        Owens-Illinois, Inc. .............................................    7.80       05/15/18               432,250
                                                                                                                   -------------



                       See Notes to Financial Statements


                                       4



Morgan Stanley Dean Witter High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001 continued


  PRINCIPAL
  AMOUNT IN                                                                          COUPON      MATURITY
  THOUSANDS                                                                           RATE         DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
                 Diversified Manufacturing (3.8%)
   $  610        Eagle-Picher Industries, Inc. ....................................    9.375%     03/01/08               332,450
    1,850        Jordan Industries, Inc. (Series B) ...............................   11.75++     04/01/09               925,000
                                                                                                                   -------------
                                                                                                                       1,257,450
                                                                                                                   -------------

                 Electric Utilities (0.6%)
       40        CMS Energy Corp. .................................................    7.50       01/15/09                37,823
      165        PG&E National Energy Group - 144A* ...............................   10.375      05/16/11               177,394
                                                                                                                   -------------
                                                                                                                         215,217
                                                                                                                   -------------

                 Electronic Distributors (0.8%)
      240        BRL Universal Equipment ..........................................    8.875      02/15/08               237,600
    2,000        CHS Electronics, Inc. (a) (b) ....................................    9.875      04/15/05                40,000
                                                                                                                   -------------
                                                                                                                         277,600
                                                                                                                   -------------

                 Electronic Equipment/Instruments (0.7%)
      650        High Voltage Engineering, Inc ....................................   10.75       08/15/04               221,000
                                                                                                                   -------------

                 Electronics/Appliances (0.1%)
    9,000        International Semi-Tech Microelectronics, Inc. (Canada) (a) (b) ..   11.50       08/15/03                45,000
                                                                                                                   -------------

                 Engineering & Construction (0.6%)
      215        Encompass Services Corp. - 144A* .................................   10.50       05/01/09               146,200
      575        Metromedia Fiber Network, Inc. ...................................   10.00       12/15/09                69,000
                                                                                                                   -------------
                                                                                                                         215,200
                                                                                                                   -------------

                 Environmental Services (3.7%)
      400        Allied Waste North America, Inc. (Series B) ......................   10.00       08/01/09               400,000
      350        Allied Waste North America, Inc. - 144A* .........................    8.875      04/01/08               357,000
      200        Waste Management, Inc. ...........................................    7.375      08/01/10               209,792
      250        WMX Technologies, Inc. ...........................................    7.00       10/15/06               262,304
                                                                                                                   -------------
                                                                                                                       1,229,096
                                                                                                                   -------------

                 Food Distributors (1.8%)
      650        Volume Services America, Inc. ....................................   11.25       03/01/09               585,000
                                                                                                                   -------------

                 Food: Meat/Fish/Dairy (1.3%)
      220        Michael Foods Inc. ...............................................   11.75       04/01/11               228,800
      220        Smithfield Foods Inc. ............................................    7.625      02/15/08               213,950
                                                                                                                   -------------
                                                                                                                         442,750
                                                                                                                   -------------



                       See Notes to Financial Statements


                                       5



Morgan Stanley Dean Witter High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001 continued


  PRINCIPAL
  AMOUNT IN                                                                          COUPON      MATURITY
  THOUSANDS                                                                           RATE         DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
                 Forest Products (2.1%)
   $  205        Louisiana Pacific Corp. ..........................................   10.875%     11/15/08               188,600
       75        Louisiana Pacific Corp. ..........................................    8.875      08/15/10                68,182
      425        Tembec Industries Inc. (Canada) ..................................    8.50       02/01/11               429,250
                                                                                                                   -------------
                                                                                                                         686,032
                                                                                                                   -------------

                 Home Building (4.4%)
      305        Beazer Homes USA, Inc. ...........................................    8.625      05/15/11               289,750
      400        Centex Corp. .....................................................    7.875      02/01/11               404,326
      270        Schuler Homes, Inc. -- 144A* .....................................    9.375      07/15/09               255,150
      130        Schuler Homes, Inc. -- 144A* .....................................   10.50       07/15/11               123,500
      435        Toll Brothers, Inc. ..............................................    8.25       02/01/11               391,500
                                                                                                                   -------------
                                                                                                                       1,464,226
                                                                                                                   -------------

                 Hospital/Nursing Management (3.1%)
      950        HCA - The Healthcare Company .....................................    8.75       09/01/10             1,022,438
                                                                                                                   -------------

                 Hotels/Resorts/Cruiselines (0.4%)
    1,000        Epic Resorts LLC (Series B) (a) (b) ..............................   13.00       06/15/05               150,000
                                                                                                                   -------------

                 Internet Software/Services (1.0%)
      445        Exodus Communications, Inc. (a) ..................................   11.625      07/15/10                48,950
    1,000        Globix Corp. .....................................................   12.50       02/01/10               180,000
      500        PSINet, Inc. (a) (b) .............................................   10.50       12/01/06                30,000
    1,000        PSINet, Inc. (a) (b) .............................................   11.00       08/01/09                60,000
                                                                                                                   -------------
                                                                                                                         318,950
                                                                                                                   -------------

                 Managed Health Care (2.4%)
      425        Aetna, Inc. ......................................................    7.875      03/01/11               424,952
      380        Health Net, Inc. - 144A* .........................................    8.375      04/15/11               392,137
                                                                                                                   -------------
                                                                                                                         817,089
                                                                                                                   -------------

                 Media Conglomerates (0.5%)
      180        Nextmedia Operating, Inc. - 144A* ................................   10.75       07/01/11               171,900
                                                                                                                   -------------

                 Medical Distributors (0.2%)
       60        Amerisource Bergen Corp. - 144A* .................................    8.125      09/01/08                61,950
                                                                                                                   -------------

                 Medical Specialties (0.1%)
    1,765        Mediq/PRN Life Support Services, Inc. (a)(b) .....................   11.00       06/01/08                17,650
                                                                                                                   -------------



                       See Notes to Financial Statements


                                       6



Morgan Stanley Dean Witter High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001 continued


  PRINCIPAL
  AMOUNT IN                                                                          COUPON      MATURITY
  THOUSANDS                                                                           RATE         DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
                 Medical/Nursing Services (1.0%)
   $  350        Fresenius Medical Care - 144A* ...................................    7.875%     06/15/11               346,500
                                                                                                                   -------------

                 Miscellaneous Commercial Services (0.1%)
       45        Advanstar Communications, Inc. ...................................   12.00       02/15/11                30,600
                                                                                                                   -------------

                 Movies/Entertainment (0.9%)
      300        Alliance Atlantis Communications, Inc. (Canada) ..................   13.00       12/15/09               303,000
                                                                                                                   -------------

                 Office Equipment/Supplies (0.0%)
    2,400        Mosler, Inc. (a) (b) .............................................   11.00       04/15/03                    --
                                                                                                                   -------------

                 Oil & Gas Production (1.3%)
      450        Chesapeake Energy Corp. ..........................................   8.125       04/01/11               423,000
                                                                                                                   -------------

                 Oilfield Services/Equipment (0.4%)
       50        Hanover Equipment Trust - 144A* ..................................    8.75       09/01/11                50,000
       55        Hanover Equipment Trust - 144A* ..................................    8.50       09/01/08                55,138
       35        Key Energy Services, Inc. ........................................    8.375      03/01/08                34,125
                                                                                                                   -------------
                                                                                                                         139,263
                                                                                                                   -------------

                 Other Consumer Specialties (1.2%)
      545        Samsonite Corp. ..................................................   10.75       06/15/08               384,225
                                                                                                                   -------------

                 Other Metals/Minerals (0.9%)
      110        Murrin Murrin Holdings Property Ltd. (Australia) .................    9.375      08/31/07                82,500
      215        Phelps Dodge Corp. ...............................................    8.75       06/01/11               220,702
                                                                                                                   -------------
                                                                                                                         303,202
                                                                                                                   -------------

                 Publishing: Books/Magazines (0.8%)
      340        PRIMEDIA, Inc. - 144A* ...........................................    8.875      05/15/11               255,000
                                                                                                                   -------------

                 Pulp & Paper (0.6%)
      210        Norske Skog - 144A* ..............................................    8.625      06/15/11               209,475
                                                                                                                   -------------

                 Real Estate Development (0.6%)
      225        CB Richard Ellis Services, Inc. - 144A* ..........................   11.25       06/15/11               202,500
                                                                                                                   -------------



                       See Notes to Financial Statements


                                       7



Morgan Stanley Dean Witter High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001 continued


  PRINCIPAL
  AMOUNT IN                                                                          COUPON      MATURITY
  THOUSANDS                                                                           RATE         DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
  Real Estate Investment Trusts (0.4%)
  $   125        Istar Financial Inc. .............................................    8.75 %     08/15/08               120,804
                                                                                                                   -------------

                 Recreational Products (0.8%)
      275        International Game Technology ....................................    8.375      05/15/09               277,063
                                                                                                                   -------------

                 Restaurants (1.9%)
   12,252        American Restaurant Group Holdings, Inc. - 144A* (c). ............    0.00       12/15/05               612,575
    3,000        FRD Acquisition Corp. (Series B) (a) (b) .........................   12.50       07/15/04                15,000
                                                                                                                   -------------
                                                                                                                         627,575
                                                                                                                   -------------

                 Retail - Specialty (1.7%)
      600        Pantry, Inc. .....................................................   10.25       10/15/07               582,000
                                                                                                                   -------------

                 Services to the Health Industry (1.1%)
      150        Anthem Insurance - 144A* .........................................    9.125      04/01/10               158,520
      215        Omnicare, Inc. - 144A* ...........................................    8.125      03/15/11               221,988
                                                                                                                   -------------
                                                                                                                         380,508
                                                                                                                   -------------

                 Specialty Stores (0.3%)
      125        Autonation, Inc. - 144A* .........................................    9.00       08/01/08               120,000
                                                                                                                   -------------

                 Specialty Telecommunications (6.3%)
    2,000        Birch Telecom Inc. ...............................................   14.00       06/15/08               500,000
      600        DTI Holdings, Inc. (Series B) ....................................   12.50++     03/01/08                84,000
    1,050        Esprit Telecom Group PLC (United Kingdom) (b) ....................   11.50       12/15/07                10,500
    1,000        Esprit Telecom Group PLC (United Kingdom) (b) ....................   10.875      06/15/08                10,000
    3,400        Firstworld Communications, Inc. ..................................   13.00++     04/15/08               170,000
      425        Global Crossing Holdings, Ltd. (Bermuda) .........................    8.70       08/01/07               178,500
      225        Global Crossing Holdings, Ltd. (Bermuda) .........................    9.50       11/15/09                94,500
      990        GT Group Telecom Inc. (Canada) ...................................   13.25++     02/01/10               198,000
      125        McLeodUSA, Inc. ..................................................   11.375      01/01/09                36,250
      500        McLeodUSA, Inc. ..................................................   11.50       05/01/09               140,000
      460        Pac-West Telecom Inc. (Series B) .................................   13.50       02/01/09               115,000
      800        Primus Telecommunications Group, Inc. (Series B) .................    9.875      05/15/08               152,000
    1,800        Rhythms Netconnections, Inc. (a) (b) .............................   12.75       04/15/09               198,000
    1,400        Rhythms Netconnections, Inc. (Series B) (a) (b) ..................   14.00       02/15/10                70,000
      500        Versatel Telecom International NV (Netherlands) ..................   13.25       05/15/08               115,000



                       See Notes to Financial Statements


                                       8



Morgan Stanley Dean Witter High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001 continued


  PRINCIPAL
  AMOUNT IN                                                                          COUPON      MATURITY
  THOUSANDS                                                                           RATE         DATE                VALUE
--------------------------------------------------------------------------------------------------------------------------------
   $1,400        Viatel, Inc. (a) (b) .............................................   11.25 %     04/15/08                 3,500
      500        Viatel, Inc. (issued 03/19/99) (a) (b) ...........................   11.50       03/15/09                 1,250
      400        Viatel, Inc. (issued 12/08/99) (a) (b) ...........................   11.50       03/15/09                 1,000
    1,000        Viatel Inc. (a) ..................................................   12.50++     04/15/08                 2,500
    1,415        World Access, Inc. (a) (b) (c) ...................................   13.25       01/15/08                14,150
      500        Worldwide Fiber Inc. (Canada) (a) (b) ............................   12.00       08/01/09                 1,250
                                                                                                                   -------------
                                                                                                                       2,095,400
                                                                                                                   -------------

                 Telecommunications (5.9%)
      500        Covad Communications Group, Inc. (a) .............................   12.50        02/15/09              105,000
    1,800        Covad Communications Group, Inc. (Series B) (a) ..................   13.50++      03/15/08              216,000
      500        Covad Communications Group, Inc. (Series B) (a)(b) ...............   12.00        02/15/10               80,000
    2,500        e. Spire Communications, Inc. (a) (b) ............................   13.75        07/15/07              375,000
    1,150        Focal Communications, Corp. (Series B) ...........................   12.125++     02/15/08              138,000
      500        Hyperion Telecommunication, Inc. (Series B) ......................   12.25        09/01/04              280,000
      500        MGC Communications, Inc. .........................................   13.00        04/01/10              130,000
      550        NextLink Communications LLC ......................................   12.50        04/15/06              115,500
      765        NTL Communications Corp. .........................................   11.875       10/01/10              384,413
      500        Startec Global Communications Corp. ..............................   12.00        05/15/08               20,000
      230        Talton Holdings, Inc. (Series B) .................................   11.00        06/30/07              138,000
                                                                                                                   -------------
                                                                                                                       1,981,913
                                                                                                                   -------------

                 Trucks/Construction/Farm Machinery (1.4%)
      575        J.B. Poindexter & Co., Inc. ......................................   12.50        05/15/04              454,250
                                                                                                                   -------------

                 Wholesale Distributors (0.5%)
      170        Burhmann US Inc. .................................................   12.25        11/01/09              150,450
                                                                                                                   -------------

                 Wireless Communications (1.7%)
      300        American Cellular Corp. ..........................................    9.50        10/15/09              279,000
      475        AMSC Acquisition Co., Inc. (Series B) ............................   12.25        04/01/08               90,250
    8,000        CellNet Data Systems, Inc. (a) (b) ...............................   14.00++      10/01/07               10,000
    1,000        Globalstar LP/Capital Corp. (b) ..................................   11.50        06/01/05               40,000
    1,200        Orbcomm Global LP/Capital Corp. (Series B) (a) (b) ...............   14.00        08/15/04               15,000
    2,000        USA Mobile Communications Holdings, Inc ..........................   14.00        11/01/04              110,000
    1,000        WinStar Communications, Inc. (a) (b) .............................   12.75        04/15/10               10,000
                                                                                                                   -------------
                                                                                                                         554,250
                                                                                                                   -------------
                 Total Corporate Bonds (Cost $93,359,964) .................................................           28,681,931
                                                                                                                   -------------



                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001 continued


 NUMBER OF
  SHARES                                                                                        VALUE
--------------------------------------------------------------------------------------------------------
             Preferred Stocks (5.6%)
             Broadcasting (0.8%)
      31     Paxson Communications ..................................................      $    279,000
                                                                                           ------------
             Cellular Telephone (1.1%)
      74     Dobson Communications Corp. ............................................            68,820
     602     Nextel Communications, Inc. ............................................           307,178
                                                                                           ------------
                                                                                                375,998
                                                                                           ------------

             Electric Utilities (1.0%)
     305     TNP Enterprises Inc. ...................................................           318,725
                                                                                           ------------

             Publishing: Books/Magazines (0.0%)
     235     PRIMEDIA, Inc (Series D) ...............................................            13,865
                                                                                           ------------

             Specialty Telecommunications (0.9%)
     275     Broadwing Communications, Inc. (Series B) ..............................           255,750
   7,499     XO Communications, Inc. ................................................            33,744
                                                                                           ------------
                                                                                                289,494
                                                                                           ------------

             Telecommunication Equipment (1.8%)
 919,053     FWT Inc. (Series A) (c) ................................................           597,384
                                                                                           ------------
             Total Preferred Stocks (Cost $5,098,748) ...............................         1,874,466
                                                                                           ------------

             Common Stocks (d) (0.1%)

             Apparel/Footwear Retail (0.1%)
 946,890     County Seat Stores, Inc. (c) ...........................................             8,522
                                                                                           ------------

             Casino/Gaming (0.0%)
   2,000     Fitzgerald Gaming Corp. ................................................                 2
                                                                                           ------------

             Food: Specialty/Candy (0.0%)
     835     SFAC New Holdings Inc. (c) .............................................               209
     153     SFFB Holdings, Inc. (c) ................................................                 2
 180,000     Specialty Foods Acquisition Corp. - 144A* ..............................             1,800
                                                                                           ------------
                                                                                                  2,011
                                                                                           ------------

             Medical/Nursing Services (0.0%)
 211,076     Raintree Healthcare Corp. (c) ..........................................             1,900
                                                                                           ------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001 continued


 NUMBER OF
  SHARES                                                                                        VALUE
--------------------------------------------------------------------------------------------------------
             Motor Vehicles (0.0%)
     113     Northern Holdings Industrial Corp. (c)* ................................      $         --
                                                                                           ------------

             Restaurants (0.0%)
   9,500     American Restaurant Group Holdings, Inc. - 144A* .......................             2,375
                                                                                           ------------

             Specialty Telecommunications (0.0%)
  13,334     Versatel Telecom International NV (ADR) (Netherlands) ..................             7,467
   6,284     World Access, Inc. (c) .................................................                72
                                                                                           ------------
                                                                                                  7,539
                                                                                           ------------

             Telecommunication Equipment (0.0%)
  80,266     FWT, Inc. (Class A) (c) ................................................               803
                                                                                           ------------

             Textiles (0.0%)
 223,846     United States Leather, Inc. (c) ........................................             2,238
                                                                                           ------------

             Wireless Communications (0.0%)
 275,769     Arch Wireless, Inc. (c) ................................................             5,515
  13,098     Vast Solutions, Inc. (Class B1) (c) ....................................               131
  13,098     Vast Solutions, Inc. (Class B2) (c) ....................................               131
  13,098     Vast Solutions, Inc. (Class B3) (c) ....................................               131
                                                                                           ------------
                                                                                                  5,908
                                                                                           ------------
             Total Common Stocks (Cost $32,619,645) .................................            31,298
                                                                                           ------------



 NUMBER OF                                                                EXPIRATION
 WARRANTS                                                                    DATE
 --------                                                                 ----------
            Warrants (d) (0.2%)

            Aerospace & Defense (0.1%)
  5,000     Sabreliner Corp.  - 144A* ...................................  04/15/03             50,000
                                                                                          ------------
            Broadcasting (0.0%)
    250     XM Satellite Radio Holdings Inc. - 144A* ....................  03/15/10              3,750
                                                                                          ------------

            Cable/Satellite TV (0.1%)
    300     Ono Finance PLC - 144A* (United Kingdom) ....................  02/15/11             12,000
                                                                                          ------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001 continued


 NUMBER OF                                                                           EXPIRATION
  SHARES                                                                                DATE           VALUE
-----------------------------------------------------------------------------------------------------------------
Casino/Gaming (0.0%)
 35,000     Aladdin Gaming Enterprises, Inc.  - 144A* ..............................  03/01/10     $         350
  1,000     Resort at Summerlin LP - 144A* .........................................  12/15/07                10
                                                                                                   -------------
                                                                                                             360
                                                                                                   -------------

            Electric Utilities (0.0%)
    285     TNP Enterprises Inc. - 144A* ...........................................  04/01/11             8,550
                                                                                                   -------------

            Hotels/Resorts/Cruiselines (0.0%)
  1,000     Epic Resorts LLC - 144A* ...............................................  06/15/05                10
                                                                                                   -------------

            Internet Software/Services (0.0%)
  3,400     Verado Holdings Inc. - 144A* ...........................................  04/15/08                34
                                                                                                   -------------

            Specialty Telecommunications (0.0%)
  2,000     Birch Telecom Inc. - 144A* .............................................  06/15/08               200
    990     GT Group Telecom Inc. (Canada) - 144A* .................................  02/01/10             4,950
                                                                                                   -------------
                                                                                                           5,150
                                                                                                   -------------

            Telecommunications (0.0%)
    500     Startec Global Communications Corp. - 144A* ............................  05/15/08                15
                                                                                                   -------------

            Wireless Communications (0.0%)
    500     Motient Corp. - 144A* ..................................................  04/01/08               250
                                                                                                   -------------
            Total Warrants (Cost $238,277) ...................................................            80,119
                                                                                                   -------------


 PRINCIPAL
 AMOUNT IN                                                           COUPON          MATURITY
 THOUSANDS                                                            RATE             DATE
-----------                                                          ------          --------
           Short-Term Investment (4.5%)

           Repurchase Agreement
$1,506     Joint repurchase agreement account (dated 09/28/01;
             proceeds $1,506,409) (e) (Cost $1,506,000) ...........  3.255%          10/01/01      $   1,506,000
                                                                                                   -------------

           Total Investments (Cost $132,822,634) (f)                                     96.3%        32,173,814

           Other Assets in Excess of Liabilities                                          3.7          1,234,805
                                                                                         ----      -------------

           Net Assets                                                                   100.0%     $  33,408,619
                                                                                        =====      =============



                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2001 continued




--------------
  ADR     American Depository Receipt.
  *       Resale is restricted to qualified institutional investors.
  +       Payment-in-kind security.
  ++ Currently a zero coupon bond and will pay interest at the rate shown at a future specified date.
  (a)     Issuer in bankruptcy.
  (b)     Non-income producing security; bond in default.
  (c)     Acquired through exchange offer.
  (d)     Non-income producing securities.
  (e)     Collateralized by federal agency and U.S. Treasury obligations.
  (f) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $232,033 and the aggregate gross unrealized depreciation is $100,880,853, resulting in net unrealized depreciation of $100,648,820.



                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2001
Assets:
Investments in securities, at value
  (cost $132,822,634).............................      $  32,173,814
Receivable for:
    Interest......................................          1,158,469
    Investment sold...............................            287,471
Prepaid expenses and other assets.................             12,527
                                                        -------------
    Total Assets..................................         33,632,281
                                                        -------------

Liabilities:
Investment management fee payable.................             22,624
Payable to bank...................................             50,909
Accrued expenses and other payables...............            150,129
                                                        -------------
    Total Liabilities.............................            223,662
                                                        -------------
    Net Assets....................................      $  33,408,619
                                                        -------------

Composition of Net Assets:
Paid-in-capital...................................      $ 230,799,729
Net unrealized depreciation.......................       (100,648,820)
Dividends in excess of net investment income......         (1,070,175)
Accumulated net realized loss.....................        (95,672,115)
                                                        -------------
    Net Assets....................................      $  33,408,619
                                                        -------------

Net Assets Value Per Share,
  29,997,052 shares outstanding (unlimited shares
  authorized of $.01 par value)...................             $ 1.11
                                                               ======



                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust
FINANCIAL STATEMENTS continued




Statement of Operations
For the year ended September 30, 2001
Net Investment Income:

Income
Interest.................................             $   9,255,218
Dividends................................                    12,463
                                                      -------------
    Total Income.........................                 9,267,681
                                                      -------------
Expenses
Investment management fee................                   382,895
Transfer agent fees and expenses.........                   131,990
Professional fees........................                    44,486
Shareholder reports and notices..........                    33,229
Registration fees........................                    32,185
Trustees' fees and expenses..............                    17,976
Custodian fees...........................                    14,202
Other....................................                    13,931
                                                      -------------
    Total Expenses.......................                   670,894
                                                      -------------
    Net Investment Income................                 8,596,787
                                                      -------------

Net Realized and Unrealized Loss:
Net realized loss........................               (20,917,698)
Net change in unrealized depreciation....               (19,081,896)
                                                      -------------
    Net Loss.............................               (39,999,594)
                                                      -------------
Net Decrease.............................             $ (31,402,807)
                                                      =============



                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust
FINANCIAL STATEMENTS continued



Statement of Changes in Net Assets

                                                                                             FOR THE YEAR
                                                                      FOR THE YEAR                ENDED
                                                                          ENDED               SEPTEMBER 30,
                                                                   SEPTEMBER 30, 2001             2000
                                                                   ------------------        ---------------
 Increase (Decrease) in Net Assets:

 Operations:
 Net investment income.....................................        $        8,596,787        $    15,338,333
 Net realized loss.........................................               (20,917,698)            (3,163,815)
 Net change in unrealized depreciation.....................               (19,081,896)           (25,856,377)
                                                                   ------------------        ---------------
     Net Decrease..........................................               (31,402,807)           (13,681,859)
 Dividends to shareholders from net investment income......               (10,558,684)           (16,200,839)
 Decrease from transactions in shares of beneficial
   Interest................................................                        --                (64,964)
                                                                   ------------------        ---------------
     Net Decrease..........................................               (41,961,491)           (29,947,662)

 Net Assets:
 Beginning of period.......................................                75,370,110            105,317,772
                                                                   ------------------        ---------------

 End of Period
 (Including dividends in excess of net investment income
 of $1,070,175 and undistributed net investment income of
 $887,228, respectively)...................................        $       33,408,619        $    75,370,110
                                                                   ==================        ===============



                       See Notes to Financial Statements

Morgan Stanley Dean Witter High Income Advantage Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2001





1. Organization and Accounting Policies

Morgan Stanley Dean Witter High Income Advantage Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Trust was organized as a Massachusetts business trust on June 17, 1987 and commenced operations on October 29, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Dean Witter High Income Advantage Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2001 continued




B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Federal Income Tax Status -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with the Investment Manager, the Trust pays a management fee, accrued weekly and payable monthly, by applying the following annual rates to the Trust's weekly net assets: 0.75% to the portion of weekly net assets not exceeding $250 million; 0.60% to the portion of weekly net assets exceeding $250 million but not exceeding $500 million; 0.50% to the portion of weekly net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of weekly net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of weekly net assets exceeding $1 billion.

Morgan Stanley Dean Witter High Income Advantage Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2001 continued




3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2001 aggregated $31,796,999 and $36,670,168, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At September 30, 2001, the Trust had transfer agent fees and expenses payable of approximately $13,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended September 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $8,025. At September 30, 2001, the Trust had an accrued pension liability of $58,357 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest


                                                                                                        CAPITAL
                                                                                                        PAID IN
                                                                                      PAR VALUE        EXCESS OF
                                                                       SHARES         OF SHARES        PAR VALUE
                                                                     ----------      ----------    ----------------
Balance, September 30, 1999..............................            30,017,252      $  300,172    $   254,089,430
Treasury shares purchased and retired (weighted average
  discount 2.25%)*.......................................               (20,200)           (202)           (64,762)
Reclassification due to permanent book/tax differences...                    --              --        (23,411,478)
                                                                     ----------      ----------    ---------------
Balance, September 30, 2000..............................            29,997,052      $  299,970    $   230,613,190
Reclassification due to permanent book/tax differences...                    --              --           (113,431)
                                                                     ----------      ----------    ---------------
Balance, September 30, 2001..............................            29,997,052      $  299,970    $   230,499,759
                                                                     ==========      ==========    ===============


---------------------
     *   The Trustees have voted to retire the shares purchased.


5. Dividends

The Trust declared the following dividends from net investment income:


          DECLARATION               AMOUNT               RECORD                PAYABLE
             DATE                  PER SHARE              DATE                  DATE
          -----------              ---------            --------              ---------
   September 25, 2001               $ 0.017       October 5, 2001       October 19, 2001
    October 30, 2001                $ 0.017       November 9, 2001      November 23, 2001

Morgan Stanley Dean Witter High Income Advantage Trust
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2001 continued




6. Federal Income Tax Status

At September 30, 2001, the Trust had a net capital loss carryover of approximately $73,135,000, to offset future capital gains to the extent provided by regulations, available through September 30 of the following years:


                                            AMOUNTS IN THOUSANDS
---------------------------------------------------------------------------------------------------------
   2002            2003            2005            2006            2007            2008            2009
---------       ---------       ---------       ---------       ---------       ---------       ---------
  $15,205         $26,684          $6,214         $14,070          $3,307          $3,112          $4,543
=========       =========       =========       =========       =========       =========      ==========


Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $20,142,000 during fiscal 2001.

As of September 30, 2001, the Trust had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and interest on bonds in default and permanent book/tax differences primarily attributable to an expired capital loss carryover. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $113,431, accumulated net realized loss was credited $108,937 and dividends in excess of net investment income was credited $4,494.

7. Change In Accounting Policy

Effective October 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change will have no impact on the net assets of the Fund, but will result in an adjustment to the cost of securities and a corresponding adjustment to undistributed net investment income based on securities held as of September 30, 2001.

Morgan Stanley Dean Witter High Income Advantage Trust
FINANCIAL HIGHLIGHTS




Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                              FOR THE YEAR ENDED SEPTEMBER 30
                                                   ------------------------------------------------------------------------------
                                                       2001            2000              1999              1998           1997
                                                   -----------      -----------      -----------       -----------     ----------
Selected Per Share Data:
Net asset value, beginning of period............   $    2.51         $    3.51        $     4.44        $     5.18     $     5.22
                                                   -----------      -----------      -----------       -----------     ----------
Income (loss) from investment operations:
    Net investment income.......................        0.29              0.51              0.57              0.62           0.63
    Net realized and unrealized loss............       (1.34)            (0.97)            (0.89)            (0.72)            --
                                                   -----------      -----------      -----------       -----------     ----------
Total income (loss) from investment operations..       (1.05)            (0.46)            (0.32)            (0.10)          0.63
                                                   -----------      -----------      -----------       -----------     ----------
Dividends from net investment income............       (0.35)            (0.54)            (0.61)            (0.64)         (0.67)
                                                   -----------      -----------      -----------       -----------     ----------
Net asset value, end of period..................   $    1.11         $    2.51        $     3.51        $     4.44     $     5.18
                                                   ===========      ===========      ===========       ===========     ==========
Market value, end of period.....................   $    1.30         $    3.50        $     4.25        $     5.25     $     6.25
                                                   ===========      ===========      ===========       ===========     ==========
Total Return+...................................      (56.83)%           (4.71)%           (8.83)%           (6.52)%        16.26%
Ratios to Average Net Assets:
Expenses........................................        1.32%             1.05%             1.00%             0.95%          0.92%
Net investment income...........................       16.89%            16.44%            14.36%            12.58%         12.43%
Supplemental Data:
Net assets, end of period, in thousands.........   $  33,409         $  75,370        $  105,318        $  133,222     $  155,540
Portfolio turnover rate.........................          66%               16%               51%              105%           124%

--------------------
  + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.

Morgan Stanley Dean Witter High Income Advantage Trust
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Dean Witter High Income Advantage Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter High Income Advantage Trust (the "Trust"), including the portfolio of investments, as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to the above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter High Income Advantage Trust as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
November 12, 2001

Morgan Stanley Dean Witter High Income Advantage Trust
REVISED INVESTMENT POLICY/PORTFOLIO MANAGER CHANGE

On February 21, 2001, the Trustees of the Trust approved an investment policy whereby the Trust would be permitted to invest, to a limited extent, in asset-backed securities. Asset-backed securities represent an interest in a pool of assets such as automobile and credit card receivables or home equity loans which have been securitized in pass through structures similar to mortgage-backed securities. These types of pass through securities provide for monthly payments that are a "pass through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Like mortgage-backed securities, asset-backed securities generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

In January 2001, Steven F. Esser, Gordon W. Loery and Deanna L. Loughnane were named primary portfolio managers of Morgan Stanley Dean Witter High Income Advantage Trust. Mr. Esser is a Managing Director of Morgan Stanley Investment Advisors Inc., the Trust's Investment Manager, as well as a Managing Director of Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of the Investment Manager. Mr. Loery is a Principal of the Investment Manager as well as a Principal of Morgan Stanley Investments. Messrs. Esser and Loery have been managing portfolios for Morgan Stanley Investments and its investment advisory affiliates for over five years. Ms. Loughnane is a Principal of the Investment Manager as well as a Principal of Morgan Stanley Investments. Ms. Loughnane has been managing portfolios for Morgan Stanley Investments and its investment advisory affiliates since 1997, prior to which time she was a Vice President and Senior Corporate Bond Analyst for Putnam Investments (1993-1997).

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Stephen F. Esser
Vice President
Gordon W. Loery
Vice President
Deanna L. Loughnane
Vice President
Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center                          [MORGAN STANLEY LOGO]
New York, New York 10281


INVESTMENT MANAGER
                                                     [GRAPHIC OMITTED]
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York10020
                                                     MORGAN STANLEY
                                                     DEAN WITTER
                                                     HIGH INCOME
                                                     ADVANTAGE TRUST

                                                   Annual Report
                                                   September 30, 2001
                                            ------------------------------------

Morgan Stanley High Income Advantage Trust
LETTER TO THE SHAREHOLDERS [] MARCH 31, 2002

Dear Shareholder:

During the six-month period ended March 31, 2002, the high-yield market settled down after experiencing a spike in volatility in the weeks following the September 11 terrorist attacks. Immediately following the attacks, market liquidity became extremely thin and bid prices dropped sharply. This was particularly true among the relatively weaker credits, several of which slipped into bankruptcy. By the end of September, however, the market's liquidity had improved and prices rose for issuers that were expected to benefit from an anticipated economic recovery.

Despite a renewed softening in expectations for the economy in general and the high-yield market in particular toward the end of last year, data early in 2002 were consistent with expectations for an upturn in the economy. Against this backdrop, investors appeared to believe that the high-yield market would improve in line with the overall economy. Consequently, investor inflows into the high-yield market tended to be supportive. During March alone there were net inflows of almost $3 billion into high-yield funds. On the negative side, many telecommunications-related companies continued to announce poor earnings and lower revenues, which pushed the sector lower throughout much of the six-month period. In addition, issuers that were perceived to have used aggressive accounting techniques tended to perform poorly in the post-Enron environment.

Credit spreads in the high-yield market relative to U.S. Treasury securities remained at historically wide levels after nearly reaching their all-time peak during September. Spreads also remained wide within the lower-rated portion of the high-yield market as investors continued to prefer investments in the relatively higher-quality end of the marketplace. In addition, bonds in most of the sectors not related to telecommunications performed relatively better as investors continued to be concerned about the future of many telecommunications-related companies.


Performance

For the six-month period ended March 31, 2002, Morgan Stanley High Income Advantage Trust produced a total return of -3.00 percent, based on a change in net asset value (NAV) and reinvestment of distributions totaling $0.0905 per share. For the same period, the Trust's total return was -12.21 percent, based on a change in its market price on the New York Stock Exchange (NYSE) and reinvestment of distributions.

In January, the Trust instituted an important change to its dividend policy. First, the income dividend declared in January 2002 was lowered to $0.01125 per share from $0.017 per share. Second, the Trust moved from paying a fixed dividend rate to one that fluctuates with the amount of income earned by the Trust. We believe that adopting a fluctuating dividend policy will provide the Trust greater flexibility. Should the Trust experience additional defaults, the dividend amount will be lower. Conversely, should the economy improve, defaults stabilize and income levels increase, the Trust's dividend rate could rise.

Morgan Stanley High Income Advantage Trust
LETTER TO THE SHAREHOLDERS [] MARCH 31, 2002 continued

Portfolio Strategy

The Trust's position in the lower-rated portion of the market adversely affected its relative performance. Allocations in fixed-line communications and to a lesser extent in wireless communications were the major reasons for disappointing performance. Fixed-line telecommunications was the weakest sector during the past six months, down more than 30 percent. This sector's high default rate and rating downgrades led investors to sell it as a sector, which pushed prices lower. Although the portfolio management team reduced the Trust's investments in these industries over the past year, the allocation to this sector remained high relative to market weights.

Over the past six months, the Trust's portfolio management team continued to reposition it for the current market environment. The team initiated positions in more than 15 new companies, including Collins and Aikman, Stone Energy, Mailwell, Dana Corp., Autonation and Equistar. The team also increased the overall credit quality of the portfolio and trimmed the Trust's exposure to the telecommunications sector. The team continues to maintain constructive positions in wireline and wireless communications, cable and media.


Looking Ahead

As discussed, the high-yield market is at historically wide interest-rate spread levels relative to U.S. Treasury securities. The Trust's portfolio management team believes that the current spread of the high-yield market is pricing in a more extended period of high default rates than is likely to occur. At the macroeconomic level, the monetary and fiscal policy moves that have been implemented are expected to bring the economy back to more normal growth levels. If this scenario proves true, it may provide a basis for the high-yield market to perform better during the period ahead.

We would again like to remind shareholders that the Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

We appreciate your ongoing support of Morgan Stanley High Income Advantage Trust and look forward to continuing to serve your investment needs.



Very truly yours,



/s/ Charles A. Fiumefreddo               /s/  Mitchell M. Merin
    Charles A. Fiumefreddo                    Mitchell M. Merin

    Chairman of the Board                     President

Morgan Stanley High Income Advantage Trust
RESULTS OF ANNUAL MEETING


                                     * * *

On December 18, 2001, an annual meeting of the Trust's shareholders was held for the purpose of electing Trustees, the results of which were as follows:


(1)   Election of Trustees:

   Michael Bozic
   For ............................................................  23,504,913
   Withheld .......................................................   1,153,653

   Charles A. Fiumefreddo
   For ............................................................  23,475,532
   Withheld .......................................................   1,183,034

   James F. Higgins
   For ............................................................  23,548,151
   Withheld .......................................................   1,110,415

The following Trustees were not standing for reelection at this meeting: Edwin
J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Michael E. Nugent, Philip J. Purcell and John L. Schroeder.

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited)


 PRINCIPAL
 AMOUNT IN                                                                      COUPON      MATURITY
 THOUSANDS                                                                       RATE         DATE          VALUE
-----------                                                                 -------------  ----------- --------------
             Corporate Bonds (86.0%)
             Advertising/Marketing Services (0.8%)
 $    340    Interep National Radio Sales Inc. (Series B) .................     10.00 %     07/01/08    $   244,800
                                                                                                        -----------
             Aerospace & Defense (1.0%)
      500    Loral Space & Communications Ltd.  ...........................      9.50       01/15/06        310,000
                                                                                                        -----------
             Airlines (0.9%)
      365    Air Canada Corp. (Canada) ....................................     10.25       03/15/11        284,700
                                                                                                        -----------
             Alternative Power Generation (0.7%)
      275    Calpine Corp. ................................................      8.50       02/15/11        219,313
                                                                                                        -----------
             Auto Parts: O.E.M. (2.4%)
       65    Arvinmeritor .................................................      8.75       03/01/12         67,150
       45    Collins & Aikman Products ....................................     11.50       04/15/06         41,625
      180    Collins & Aikman Products - 144A* ............................     10.75       12/31/11        181,800
      355    Dana Corp. ...................................................      9.00       08/15/11        351,450
      425    Hayes Lemmerz International, Inc. (a) (b) ....................      8.25       12/15/08         25,500
      115    Hayes Lemmerz International, Inc. (Series B) (a) (b) .........     9.125       07/15/07          6,900
       55    Lear Corp. ...................................................      8.11       05/15/09         56,375
                                                                                                        -----------
                                                                                                            730,800
                                                                                                        -----------
             Broadcast/Media (1.2%)
      520    Tri-State Outdoor Media Group, Inc. (b) ......................     11.00       05/15/08        353,600
                                                                                                        -----------
             Broadcasting (2.9%)
       75    Corus Entertainment Corp. - 144A* (Canada) ...................      8.75       03/01/12         77,438
       65    Entravision Communications Corp. - 144A* .....................      8.125      03/15/09         65,650
      140    Radio One, Inc.  .............................................      8.875      07/01/11        147,000
      240    Salem Communications Holding Corp.  ..........................      9.00       07/01/11        249,000
      120    XM Satellite Radio Inc.  .....................................     14.00       03/15/10         85,200
      225    Young Broadcasting Inc.  .....................................     10.00       03/01/11        234,000
                                                                                                        -----------
                                                                                                            858,288
                                                                                                        -----------
             Cable/Satellite TV (9.1%)
      365    Adelphia Communications Corp. (Series B) .....................     10.50       07/15/04        359,525
    7,000    Australis Holdings Property Ltd. (Australia) (a) (b) .........     15.00       11/01/02           -
      100    British Sky Broadcasting Group PLC (United Kingdom) ..........     6.875       02/23/09         94,068
      350    British Sky Broadcasting Group PLC (United Kingdom) ..........     8.20        07/15/09        353,547
      435    Callahan Nordhein Westfalen (Germany) ........................    14.00        07/15/10         65,250

                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                        COUPON        MATURITY
 THOUSANDS                                                                         RATE           DATE          VALUE
-----------                                                                 -----------------  ----------- --------------
 $    675    Charter Communications Holdings Corp. ........................    11.75++%         05/15/11    $   391,499
      415    CSC Holdings Inc.  ...........................................     7.625           04/01/11        401,057
      275    Echostar DBS Corp. - 144A* ...................................     9.125           01/15/09        283,250
      715    Knology Holdings, Inc.  ......................................    11.875++         10/15/07        264,550
      300    Ono Finance PLC (United Kingdom) .............................    14.00            02/15/11        141,000
       45    Pegasus Communications Corp. .................................     9.75            12/01/06         30,600
      435    Telewest Communications PLC (United Kingdom) .................     9.875           02/01/10        213,150
      685    United Pan Europe Communications N.V. (Netherlands) (b) ......    10.875           08/01/09         89,050
                                                                                                            -----------
                                                                                                              2,686,546
                                                                                                            -----------
             Casino/Gaming (1.9%)
    1,800    Aladdin Gaming Capital Corp. (Series B) ......................    13.50++          03/01/10         56,250
      115    Harrahs Operating Co. Inc. ...................................     8.00            02/01/11        119,990
    1,200    Resorts at Summerlin LP (Series B) (a) (b) ...................    13.00            12/15/07           -
      365    Station Casinos, Inc.  .......................................     9.875           07/01/10        391,462
                                                                                                            -----------
                                                                                                                567,702
                                                                                                            -----------
             Cellular Telephone (1.2%)
      100    Dobson/Sygnet Communications .................................    12.25            12/15/08         98,000
    2,900    Dolphin Telecom PLC (Series B) (United Kingdom) (a) ..........    14.00++          05/15/09            290
    2,700    Dolphin Telecom PLC (United Kingdom) (a) .....................    11.50++          06/01/08            270
      290    Tritel PCS Inc.  .............................................    12.75++          05/15/09        255,200
                                                                                                            -----------
                                                                                                                353,760
                                                                                                            -----------
             Chemicals: Major Diversified (1.4%)
      135    Equistar Chemical/Funding ....................................    10.125           09/01/08        139,050
      290    Huntsman ICI Chemicals LLC ...................................    10.125           07/01/09        266,800
                                                                                                            -----------
                                                                                                                405,850
                                                                                                            -----------
             Chemicals: Specialty (2.1%)
      115    Acetex Corp. (Canada) ........................................    10.875           08/01/09        119,600
       35    ISP Chemco, Inc. .............................................    10.25            07/01/11         37,013
      250    ISP Holdings Inc. - 144A* ....................................    10.625           12/15/09        259,375
      135    Lyondell Chemical Co. (Series B) .............................     9.875           05/01/07        137,700
       75    Millennium America, Inc. - ...................................     9.25            06/15/08         77,250
                                                                                                            -----------
                                                                                                                630,938
                                                                                                            -----------
             Commercial Printing/Forms (1.2%)
      110    Mail-Well Inc. - 144A* .......................................     9.625           03/15/12        113,300
    1,000    Premier Graphics Inc. (a) (b) ................................    11.50            12/01/05         30,000

                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                          COUPON        MATURITY
 THOUSANDS                                                                           RATE           DATE          VALUE
-----------                                                                   -----------------  ----------- --------------

 $     25    Quebecor Media, Inc. (Canada) ..................................    13.75++%         07/15/11    $    17,250
      195    Quebecor Media, Inc. (Canada) ..................................    11.125           07/15/11        211,575
                                                                                                              -----------
                                                                                                                  372,125
                                                                                                              -----------
             Consumer/Business Services (3.0%)
    1,328    Comforce Corp. (Series B) ......................................    15.00+           12/01/09        398,490
      310    MDC Communications Corp. (Canada) ..............................    10.50            12/01/06        275,900
      275    Muzak LLC/Muzak Finance ........................................     9.875           03/15/09        231,000

                                                                                                              -----------
                                                                                                                  905,390
                                                                                                              -----------
             Containers/Packaging (1.9%)
      520    Owens-Illinois, Inc. ...........................................     7.80            05/15/18        451,100
      120    Riverwood International Corp.  .................................    10.875           04/01/08        124,500
                                                                                                              -----------
                                                                                                                  575,600
                                                                                                              -----------
             Diversified Manufacturing (2.1%)
      430    Eagle-Picher Industries, Inc.  .................................     9.375           03/01/08        301,000
    1,850    Jordan Industries, Inc. (Series B) .............................    11.75++          04/01/09        314,500
                                                                                                              -----------
                                                                                                                  615,500
                                                                                                              -----------
             Electric Utilities (1.3%)
      250    Mirant Americas General Inc.  ..................................     8.30            05/01/11        231,250
      165    PG&E National Energy Group .....................................    10.375           05/16/11        170,775
                                                                                                              -----------
                                                                                                                  402,025
                                                                                                              -----------
             Electronic Components (0.1%)
       40    Flextronics International Ltd.  ................................     9.875           07/01/10         43,000
                                                                                                              -----------
             Electronic Distributors (0.9%)
      240    BRL Universal Equipment ........................................     8.875           02/15/08        247,800
    2,000    CHS Electronics, Inc. (a) (b) ..................................     9.875           04/15/05         17,500
                                                                                                              -----------
                                                                                                                  265,300
                                                                                                              -----------
             Electronic Equipment/Instruments (0.5%)
      365    High Voltage Engineering, Inc.  ................................    10.75            08/15/04        135,050
                                                                                                              -----------
             Electronics/Appliances (0.0%)
    9,000    International Semi-Tech Microelectronics, Inc. (Canada) (a) (b)     11.50            08/15/03          4,500
                                                                                                              -----------
             Engineering & Construction (0.3%)
      105    Encompas Services Corp. ........................................    10.50            05/01/09         57,750
      575    Metromedia Fiber Network, Inc. .................................    10.00            12/15/09         40,250
                                                                                                              -----------
                                                                                                                   98,000
                                                                                                              -----------

                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                             COUPON      MATURITY
 THOUSANDS                                                              RATE         DATE          VALUE
-----------                                                        -------------  ----------- --------------
             Environmental Services (2.3%)
 $    300    Allied Waste North America Inc. (Series B) ..........    10.00 %      08/01/09    $   303,749
      150    Waste Management, Inc.  .............................     7.375       08/01/10        149,085
      250    WMX Technologies, Inc.  .............................     7.00        10/15/06        250,249
                                                                                               -----------
                                                                                                   703,083
                                                                                               -----------
             Financial Conglomerates (0.7%)
       85    Case Credit Corp. ...................................     6.125       02/15/03         82,463
      115    Tyco Capital Corp ...................................     5.625       05/17/04        113,399
       20    Tyco Capital Corp ...................................     6.50        02/07/06         20,110
                                                                                               -----------
                                                                                                   215,972
                                                                                               -----------
             Food Distributors (1.0%)
      320    Volume Services America, Inc.  ......................    11.25        03/01/09        306,800
                                                                                               -----------
             Food: Meat/Poultry/Fish (1.9%)
      205    Michael Foods, Inc.  ................................    11.75        04/01/11        223,450
      220    Smithfield Foods Inc.  ..............................     7.625       02/15/08        217,800
      130    Smithfield Foods Inc. (Series B) ....................     8.00        10/15/09        132,275
                                                                                               -----------
                                                                                                   573,525
                                                                                               -----------
             Forest Products (2.4%)
      205    Louisiana Pacific Corp.  ............................    10.875       11/15/08        220,888
       75    Louisiana Pacific Corp.  ............................     8.875       08/15/10         78,308
      425    Tembec Industries, Inc. (Canada) ....................     8.50        02/01/11        434,562
                                                                                               -----------
                                                                                                   733,758
                                                                                               -----------
             Home Building (3.5%)
      305    Beazer Homes USA, Inc.  .............................     8.625       05/15/11        317,200
      240    Centex Corp.  .......................................     7.875       02/01/11        247,656
      270    Schuler Homes, Inc.  ................................     9.375       07/15/09        281,475
      210    Toll Brothers, Inc.  ................................     8.25        02/01/11        213,150
                                                                                               -----------
                                                                                                 1,059,481
                                                                                               -----------
             Hospital/Nursing Management (0.9%)
      255    HCA - The Healthcare Company ........................     8.75        09/01/10        278,588
                                                                                               -----------
             Hotels/Resorts/Cruiselines (1.0%)
       80    Hilton Hotels .......................................     7.95        04/15/07         80,483
      235    HMH Properties (Series B) ...........................     7.875       08/01/08        231,475
                                                                                               -----------
                                                                                                   311,958
                                                                                               -----------

                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                  COUPON      MATURITY
 THOUSANDS                                                                   RATE         DATE          VALUE
-----------                                                             -------------  ----------- --------------
             Industrial Specialties (0.5%)
 $     65    Foamex LP/Capital - 144A* ................................    10.75 %      04/01/09    $    66,625
       85    UCAR Finance Inc. - 144A* ................................    10.25        02/15/12         89,250
                                                                                                    -----------
                                                                                                        155,875
                                                                                                    -----------
             Internet Software/Services (1.3%)
      445    Exodus Communications, Inc. (a) (b) ......................    11.625       07/15/10         91,225
    1,000    Globix Corp.(a) (b) ......................................    12.50        02/01/10        145,000
      500    PSINet, Inc. (a) (b) .....................................    10.50        12/01/06         50,000
    1,000    PSINet, Inc. (a) (b) .....................................    11.00        08/01/09        100,000
                                                                                                    -----------
                                                                                                        386,225
                                                                                                    -----------
             Managed Health Care (2.5%)
      425    Aetna Inc.  ..............................................     7.875       03/01/11        418,756
      310    Healthnet, Inc.  .........................................     8.375       04/15/11        322,388
                                                                                                    -----------
                                                                                                        741,144
                                                                                                    -----------
             Media Conglomerates (0.7%)
      195    Nextmedia Operating, Inc. - 144A* ........................    10.75        07/01/11        209,138
                                                                                                    -----------
             Medical Distributors (0.4%)
      105    AmerisourceBergen Corp.  .................................     8.125       09/01/08        109,725
                                                                                                    -----------
             Medical Specialties (0.1%)
    1,765    Mediq/PRN Life Support Services, Inc. (b) ................    11.00        06/01/08         17,650
                                                                                                    -----------
             Medical/Nursing Services (1.2%)
      350    Fresenius Med Cap Trust ..................................     7.875       06/15/11        349,125
                                                                                                    -----------
             Movies/Entertainment (1.6%)
      300    Alliance Atlantis Communications, Inc. (Canada) ..........    13.00        12/15/09        337,500
      155    Six Flags Inc. - 144A* ...................................     8.875       02/01/10        156,938
                                                                                                    -----------
                                                                                                        494,438
                                                                                                    -----------
             Office Equipment/Supplies (0.0%)
    2,400    Mosler, Inc. (a) (b) .....................................    11.00        04/15/03           -
                                                                                                    -----------
             Oil & Gas Pipelines (0.7%)
       75    Williams Companies, Inc.  ................................     7.75        06/15/31         69,396
      145    Williams Companies, Inc. (Series A) ......................     7.50        01/15/31        130,322
                                                                                                    -----------
                                                                                                        199,718
                                                                                                    -----------

                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                     COUPON     MATURITY
 THOUSANDS                                                                      RATE        DATE          VALUE
-----------                                                                 -----------  ----------- --------------
             Oil & Gas Production (2.9%)
 $    450    Chesapeake Energy Corp. ......................................   8.125%      04/01/11    $   451,125
       40    Magnum Hunter Resources, Inc. - 144A* ........................   9.60        03/15/12         41,900
      110    Stone Energy Corp.  ..........................................   8.25        12/15/11        112,475
      295    Vintage Petroleum, Inc.  .....................................   7.875       05/15/11        275,825
                                                                                                      -----------
                                                                                                          881,325
                                                                                                      -----------
             Oilfield Services/Equipment (0.7%)
      120    Hanover Equipment Trust - 144A* ..............................   8.50        09/01/08        120,600
       80    Hanover Equipment Trust - 144A* ..............................   8.75        09/01/11         80,000
                                                                                                      -----------
                                                                                                          200,600
                                                                                                      -----------
             Other Metals/Minerals (0.8%)
      155    Murrin Murrin Holdings Property Ltd. (Australia) .............   9.375       08/31/07         29,450
      215    Phelps Dodge Corp.  ..........................................   8.75        06/01/11        210,567
                                                                                                      -----------
                                                                                                          240,017
                                                                                                      -----------
             Publishing: Books/Magazines (1.0%)
      340    PRIMEDIA, Inc.  ..............................................   8.875       05/15/11        309,400
                                                                                                      -----------
             Publishing: Newspapers (0.9%)
       90    Belo Corp. ...................................................   8.00        11/01/08         91,559
      179    Hollinger Participation - 144A* (Canada) ..................... 12.125+       11/15/10        171,956
                                                                                                      -----------
                                                                                                          263,515
                                                                                                      -----------
             Pulp & Paper (0.7%)
      210    Norske Skog Canada Ltd. (Canada) - 144A* .....................   8.625       06/15/11        212,625
                                                                                                      -----------
             Real Estate Development (0.7%)
      225    CB Richard Ellis Services Inc.  ..............................  11.25        06/15/11        211,500
                                                                                                      -----------
             Real Estate Investment Trust (0.4%)
      125    Istar Finacial Inc.  .........................................   8.75        08/15/08        128,768
                                                                                                      -----------
             Recreational Products (1.0%)
      275    International Game Technology ................................   8.375       05/15/09        286,000
                                                                                                      -----------
             Restaurants (1.3%)
   12,252    American Restaurant Group Holdings, Inc. - 144A* (c) .........   0.00        12/15/05        374,896
    3,000    FRD Acquisition Corp. (Series B) (a) (b) .....................  12.50        07/15/04          7,500
                                                                                                      -----------
                                                                                                          382,396
                                                                                                      -----------

                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                     COUPON       MATURITY
 THOUSANDS                                                                      RATE          DATE          VALUE
-----------                                                               ---------------  ----------- --------------
             Retail - Specialty (0.5%)
 $    165    Pantry, Inc. ...............................................     10.25 %        10/15/07    $   150,150
                                                                                                         -----------
             Savings Banks (0.1%)
       45    Golden State Holdings ......................................      7.125         08/01/05         44,543
                                                                                                         -----------
             Semiconductors (0.3%)
       85    Fairchild Semiconductors Corp. .............................     10.50          02/01/09         93,713
                                                                                                         -----------
             Services to the Health Industry (1.3%)
      150    Anthem Insurance - 144A* ...................................      9.125         04/01/10        162,529
      215    Omnicare, Inc.  ............................................      8.125         03/15/11        226,287
                                                                                                         -----------
                                                                                                             388,816
                                                                                                         -----------
             Specialty Stores (0.5%)
      145    Autonation, Inc ............................................      9.00          08/01/08        152,250
                                                                                                         -----------
             Specialty Telecommunications (4.6%)
      205    American Tower Co.  ........................................      9.375         02/01/09        151,700
    2,000    Birch Telecom Inc. (b) .....................................     14.00          06/15/08         20,000
      600    DTI Holdings, Inc. (Series B) (a) ..........................     12.50++        03/01/08          9,000
    1,050    Esprit Telecom Group PLC (United Kingdom) (b) ..............     11.50          12/15/07          2,625
    1,000    Esprit Telecom Group PLC (United Kingdom) (b) ..............     10.875         06/15/08          2,500
    3,400    Firstworld Communications, Inc.  ...........................     13.00++        04/15/08        339,999
      425    Global Crossing Holdings, Ltd. (Bermuda) (a) (b) ...........      8.70          08/01/07         13,813
      225    Global Crossing Holdings, Ltd. (Bermuda) (a) (b) ...........      9.50          11/15/09          4,781
      990    GT Group Telecom Inc. (Canada) .............................     13.25++        02/01/10         54,450
      125    McLeodUSA, Inc. (a) (b) ....................................     11.375         01/01/09         31,250
      500    McLeodUSA, Inc. (a) (b) ....................................     11.50          05/01/09        120,000
      355    Pac-West Telecomm, Inc. (Series B) .........................     13.50          02/01/09        136,675
      800    Primus Telecommunications Group, Inc. (Series B) ...........      9.875         05/15/08        296,000
      500    Versatel Telecom International N.V. (Netherlands) ..........     13.25          05/15/08        141,250
    1,400    Viatel Inc. (a) ............................................     11.25          04/15/08          7,000
    1,000    Viatel Inc. (a) (b) ........................................     12.50++        04/15/08          5,000
      500    Viatel Inc. (issued 03/19/99) (a) (b) ......................     11.50          03/15/09          2,500
      400    Viatel Inc. (issued 12/08/99) (a) (b) ......................     11.50          03/15/09          2,000
    1,415    World Access, Inc. (a) (b) (c) .............................     13.25          01/15/08         42,450
      500    Worldwide Fiber Inc. (Canada) (a) (b) ......................     12.00          08/01/09          1,250
                                                                                                         -----------
                                                                                                           1,384,243
                                                                                                         -----------

                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued


 PRINCIPAL
 AMOUNT IN                                                                    COUPON       MATURITY
 THOUSANDS                                                                     RATE          DATE          VALUE
-----------                                                              ---------------  ----------- --------------
             Telecommunications (4.8%)
 $  2,500    e. Spire Communications, Inc. (a) (b) .....................      13.75 %      07/15/07    $   250,000
      747    Focal Communications Corp. (Series B) .....................      12.125++     02/15/08        134,460
      500    Hyperion Telecommunication, Inc. (Series B) ...............       12.25       09/01/04         73,750
      500    MGC Communications, Inc.  .................................       13.00       04/01/10         45,000
      550    NEXTLINK Communications LLC ...............................       12.50       04/15/06         68,750
      765    NTL Communications Corp.  .................................      11.875       10/01/10        267,749
    1,800    Rhythms Netconnections, Inc. (a) (b) ......................       12.75       04/15/09        216,000
    1,400    Rhythms Netconnections, Inc. (a) (b) ......................       14.00       02/15/10         91,000
      500    Startec Global Communications Corp (a) (b). ...............       12.00       05/15/08             50
      230    Talton Holdings, Inc. (Series B) ..........................       11.00       06/30/07        142,600
      155    Worldcom Inc. .............................................        8.25       05/15/31        125,023
                                                                                                       -----------
                                                                                                         1,414,382
                                                                                                       -----------
             Trucks/Construction/Farm Machinery (1.2%)
       90    Case Corp. (Series B) .....................................        6.25       12/01/03         85,065
      325    J.B. Poindexter & Co., Inc. ...............................       12.50       05/15/04        260,000
                                                                                                       -----------
                                                                                                           345,065
                                                                                                       -----------
             Wholesale Distributors (0.6%)
      170    Burhmann US, Inc. .........................................       12.25       11/01/09        181,900
                                                                                                       -----------
             Wireless Telecommunications (2.1%)
      300    American Cellular Corp. ...................................        9.50       10/15/09        220,500
      475    AMSC Aquisition Co., Inc. (Series B) (a) (b) ..............       12.25       04/01/08        187,625
    8,000    CellNet Data Systems, Inc. (a) (b) ........................       14.00++     10/01/07         10,000
    1,000    Globalstar LP/Capital Corp. (b) ...........................       11.50       06/01/05         90,000
    2,000    USA Mobile Communications Holdings, Inc. (a) (b) ..........       14.00       11/01/04        125,000
    1,000    WinStar Communications, Inc. (a) (b) ......................       12.75       04/15/10            100
                                                                                                       -----------
                                                                                                           633,225
                                                                                                       -----------
             Total Corporate Bonds (Cost $88,760,952)..............................................     25,813,423
                                                                                                       -----------



                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued


 NUMBER OF
  SHARES                                                              VALUE
----------                                                       --------------
            Preferred Stocks (5.3%)
            Broadcasting (1.0%)
      33    Paxson Communications+ ............................  $   305,713
                                                                  -----------
            Cellular Telephone (0.6%)
      79    Dobson Communications Corp.+ ......................       63,990
     301    Nextel Communications, Inc. (Series D)+ ...........      122,039
                                                                  -----------
                                                                     186,029
                                                                  -----------
            Electric Utilities (1.2%)
     327    TNP Enterprises, Inc.+ ............................      331,904
                                                                  -----------
            Publishing: Books/Magazines (0.0%)
     235    PRIMEDIA, Inc. (Series D) ..........................      11,985
                                                                  -----------
            Specialty Telecommunications (0.9%)
     330    Broadwing Communications, Inc. (Series B) ..........     138,600
      21    Crown Castle International Corp.+ .................       13,106
     160    Intermedia Communication (Series B)+ ..............      132,190
   7,761    Xo Communications, Inc+ ...........................           78
                                                                  -----------
                                                                     283,974
                                                                  -----------
            Telecommunication Equipment (1.6%)
 919,053    FWT, Inc. (Class A)+ (c) ...........................     459,526
                                                                  -----------
            Total Preferred Stocks (Cost $5,082,722) ...........   1,579,131
                                                                  -----------
            Common Stocks (d) (1.7%)
            Aerospace & Defense (0.1%)
   6,111    Orbital Sciences Corp.(c) ..........................      32,023
                                                                  -----------
            Apparel/Footwear Retail (0.0%)
 946,890    County Seat Stores, Inc. (c) .......................        -
                                                                  -----------
            Casino/Gaming (0.0%)
   2,000    Fitzgeralds Gaming Corp. ...........................        -
                                                                  -----------
            Consumer/Business Services (1.1%)
  16,900    Anacomp Inc. (Class A) (c) .........................     295,750
                                                                  -----------
            Foods: Specialty/Candy (0.0%)
     835    SFAC New Holdings Inc. (c) .........................        -
     153    SFFB Holdings, Inc. (c) ............................        -
 180,000    Specialty Foods Acquisition Corp. - 144A* ..........        -
                                                                  -----------
                                                                        -
                                                                  -----------

                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS [] MARCH 31, 2002 (unaudited) continued


 NUMBER OF
   SHARES                                                                          VALUE
-----------                                                                   --------------
             Medical/Nursing Services (0.0%)
  211,076    Raintree Healthcare Corp. (c) .................................. $      -
                                                                              -------------
             Motor Vehicles (0.0%)
      113    Northern Holdings Industrial Corp. (c) .........................        -
                                                                              -------------
             Restaurants (0.0%)
    9,500    American Restaurant Group Holdings, Inc. - 144A* ...............        -
                                                                              -------------
             Specialty Telecommunications (0.0%)
   13,334    Versatel Telecom International NV (ADR) (Netherlands) ..........      6,400
    6,284    World Access, Inc. (c) .........................................          7
                                                                              -------------
                                                                                   6,407
                                                                              -------------
             Telecommunication Equipment (0.0%)
   80,266    FWT, Inc. (Class A) (c) ........................................        802
                                                                              -------------
             Telecommunications (0.5%)
   63,349    Covad Communications Group, Inc. (c) ...........................    144,436
    4,216    Focal Communications Corp. (c) .................................     18,002
                                                                              -------------
                                                                                 162,438
                                                                              -------------
             Textiles (0.0%)
  223,846    United States Leather, Inc. (c) ................................        -
                                                                              -------------
             Wireless Telecommunications (0.0%)
  275,769    Arch Wireless, Inc. (c) ........................................      2,482
   13,098    Vast Solutions, Inc. (Class B1) (c) ............................        -
   13,098    Vast Solutions, Inc. (Class B2) (c) ............................        -
   13,098    Vast Solutions, Inc. (Class B3) (c) ............................        -
                                                                              -------------
                                                                                   2,482
                                                                              -------------
             Total Common Stocks (Cost $33,445,341) .........................    499,902
                                                                              -------------



 NUMBER OF                                                        EXPIRATION
 WARRANTS                                                            DATE
----------                                                       ------------
             Warrants (d) (0.1%)
             Aerospace & Defense (0.0%)
   5,000     Sabreliner Corp. - 144A* ..........................   04/15/03          -
                                                                                 --------
             Broadcasting (0.0%)
     250     XM Satellite Radio Holdings Inc. - 144A* ..........   03/15/10        6,250
                                                                                 --------
             Cable/Satellite TV (0.0%)
     300     Ono Finance PLC - 144A* (United Kingdom) ..........   02/15/11          750
                                                                                 --------


                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS o MARCH 31, 2002 (unaudited) continued


 NUMBER OF                                                              EXPIRATION
  WARRANTS                                                                 DATE              VALUE
-----------                                                            ------------     --------------
              Casino/Gaming (0.0%)
   35,000     Aladdin Gaming Enterprises, Inc. - 144A* .............     03/01/10         $     -
    1,000     Resort at Summerlin LP - 144A* .......................     12/15/07               -
                                                                                          -------------
                                                                                                -
                                                                                          -------------
              Electric Utilities (0.1%)
      285     TNP Enterprises, Inc. - 144A* ........................     04/01/11             8,550
                                                                                          -------------
              Internet Software/Services (0.0%)
    3,400     Verado Holdings, Inc. - 144A* ........................     04/15/08               -
                                                                                          -------------
              Specialty Telecommunications (0.0%)
    2,000     Birch Telecom Inc. - 144A* ...........................     06/15/08               -
      990     GT Group Telecom Inc. (Canada) - 144A* ...............     02/01/10            1,609
                                                                                          -------------
                                                                                             1,609
                                                                                          -------------
              Telecommunications (0.0%)
      500     Startec Global Communications Corp. - 144A* ..........     05/15/08               -
                                                                                          -------------
              Wireless Telecommunications (0.0%)
      500     Motient Corp. - 144A* ................................     04/01/08               5
                                                                                          -------------
              Total Warrants (Cost $238,267) ....................................            17,164
                                                                                          -------------


 PRINCIPAL
 AMOUNT IN                                                     COUPON      MATURITY
 THOUSANDS                                                      RATE         DATE
-----------                                                 ------------ ------------
              Convertible Bonds (1.5%)
              Electronic Components (0.7%)
 $   480      Solectron Corp. .............................     0.00 %      11/20/20        222,600
                                                                                        -----------
              Telecommunication Equipment (0.8%)
     450      Corning Inc. ................................     0.00        11/08/15        230,625
                                                                                        -----------
              Total Convertible Bonds (Cost $474,289) ...............................       453,225
                                                                                        -----------
              Short-Term Investment (3.5%)
              Repurchase Agreement
   1,062      Joint repurchase agreement account
              (dated 03/28/02; proceeds
              $1,062,228) (e) (Cost $1,062,000) ...........    1.936        04/01/02      1,062,000
                                                                                        -----------
Total Investments (Cost $129,063,571) (f).............................     98.1%         29,424,845
Other Assets in Excess of Liabilities ................................      1.9             582,843
                                                                          -----         -----------
Net Assets ...........................................................    100.0%        $30,007,688
                                                                          =====         ===========

                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
PORTFOLIO OF INVESTMENTS o MARCH 31, 2002 (unaudited) continued

------------
ADR       American Depository Receipt.
*         Resale is restricted to qualified institutional investors.
+         Payment-in-kind security.
++ Currently a zero coupon bond that will pay interest at the rate shown at a future specified date.
(a)       Issuer in bankruptcy.
(b)       Non-income producing security; bond in default.
(c)       Acquired through exchange offer.
(d)       Non-income producing securities.
(e)       Collateralized by federal agency and U.S. Treasury obligations.
(f) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $651,976, and the aggregate gross unrealized depreciation is $100,290,702, resulting in net unrealized depreciation of $99,638,726.


                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2002 (unaudited)



Assets:
Investments in securities, at value
  (cost $129,063,571) ........................   $ 29,424,845
Receivable for:
     Interest ................................        739,491
     Investments sold ........................        215,629
Prepaid expenses and other assets ............         20,101
                                                 ------------
   Total Assets ..............................     30,400,066
                                                 ------------
Liabilities:
Payable for:
     Investment management fee ...............         22,660
     Investments purchased ...................         10,405
Payable to bank ..............................        205,732
Accrued expenses and other payables ..........        153,581
                                                 ------------
   Total Liabilities .........................        392,378
                                                 ------------
   Net Assets ................................   $ 30,007,688
                                                 ============
Composition of Net Assets:
Paid-in-capital ..............................   $230,799,729
Net unrealized depreciation ..................    (99,638,726)
Dividends in excess of net investment
  income .....................................       (885,269)
Accumulated net realized loss ................   (100,268,046)
                                                 ------------
   Net Assets ................................   $ 30,007,688
                                                 ============
Net Asset Value Per Share,
29,997,052 shares outstanding (unlimited
shares authorized of $.01 par value) .........   $       1.00
                                                 ============


Statement of Operations
For the six months ended March 31, 2002 (unaudited)



Net Investment Income:
Income
Interest ......................................   $2,892,950
Dividends .....................................       21,800
                                                  ----------
   Total Income ...............................    2,914,750
                                                  ----------
Expenses
Investment management fee .....................      118,510
Transfer agent fees and expenses ..............       64,762
Registration fees .............................       15,662
Professional fees .............................       15,430
Shareholder reports and notices ...............       11,283
Custodian fees ................................        6,354
Trustees' fees and expenses ...................        4,584
Other .........................................        1,675
                                                  ----------
   Total Expenses .............................      238,260
                                                  ----------
   Net Investment Income ......................    2,676,490
                                                  ----------
Net Realized and Unrealized Gain (Loss):
Net realized loss .............................   (4,595,931)
Net change in unrealized depreciation .........    1,233,126
                                                  ----------
   Net Loss ...................................   (3,362,805)
                                                  ----------
Net Decrease ..................................   $ (686,315)
                                                  ==========



                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets




                                                                             FOR THE SIX         FOR THE YEAR
                                                                            MONTHS ENDED            ENDED
                                                                           MARCH 31, 2002     SEPTEMBER 30, 2001
                                                                          ----------------   -------------------
                                                                            (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income .................................................     $  2,676,490        $   8,596,787
Net realized loss .....................................................       (4,595,931)         (20,917,698)
Net change in unrealized depreciation .................................        1,233,126          (19,081,896)
                                                                            ------------        -------------
  Net Decrease ........................................................         (686,315)         (31,402,807)
Dividends to shareholders from net investment income ..................       (2,714,616)         (10,558,684)
                                                                            ------------        -------------
  Net Decrease ........................................................       (3,400,931)         (41,961,491)
Net Assets:
Beginning of period ...................................................       33,408,619           75,370,110
                                                                            ------------        -------------
End of Period
(Including dividends in excess of net investment income of $885,269 and
$1,070,175, respectively) .............................................     $ 30,007,688        $  33,408,619
                                                                            ============        =============



                        See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2002 (unaudited)

1.  Organization and Accounting Policies
Morgan Stanley High Income Advantage Trust (the "Trust"), formerly Morgan Stanley Dean Witter High Income Advantage Trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Trust was organized as a Massachusetts business trust on June 17, 1987 and commenced operations on October 29, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the

Morgan Stanley High Income Advantage Trust
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2002 (unaudited) continued

identified cost method. Discounts are accreted premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or federal agency obligations.

D. Federal Income Tax Status - It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders - The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess net realized capital gains. To extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


2. Investment Management Agreement
Pursuant to an Investment Management Agreement with the Investment Manager, the Trust pays a management fee, accrued weekly and payable monthly, by applying the following annual rates to the Trust's weekly net assets: 0.75% to the portion of weekly net assets not exceeding $250 million; 0.60% to the portion of weekly net assets exceeding $250 million but not exceeding $500 million; 0.50% to the portion of weekly net assets exceeding $500 million but not exceeding $750 million; 0.40% to the portion of weekly net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of weekly net assets exceeding $1 billion.

3. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2002 aggregated $7,054,037 and $7,323,700, respectively.

Morgan Stanley High Income Advantage Trust
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2002 (unaudited) continued

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At March 31, 2002, the Trust had transfer agent fees and expenses payable of approximately $18,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,744. At March 31, 2002, the Trust had an accrued pension liability of $57,130, which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest




                                                                                          CAPITAL
                                                                                          PAID IN
                                                                           PAR VALUE     EXCESS OF
                                                                SHARES     OF SHARES     PAR VALUE
                                                             ------------ ----------- ---------------
Balance, September 30, 2000 ................................  29,997,052   $299,970    $230,613,190
Reclassification due to permanent book/tax differences .....       -           -           (113,431)
                                                              ----------   --------    ------------
Balance, September 30, 2001, and March 31, 2002 ............  29,997,052   $299,970    $230,499,759
                                                              ==========   ========    ============

5. Dividends

The Trust declared the following dividends from net investment income:





    DECLARATION        AMOUNT         RECORD          PAYABLE
       DATE          PER SHARE         DATE             DATE
------------------ ------------- ---------------  ---------------
  March 26, 2002     $ 0.01125   April 5, 2002    April 19, 2002
  April 23, 2002     $ 0.01125    May 3, 2002      May 17, 2002


6. Federal Income Tax Status

At September 30, 2001, the Trust had a net capital loss carryover of approximately $73,135,000, to offset future capital gains to the extent provided by regulations, available through September 30 of the following years:





                               AMOUNT IN THOUSANDS
--------------------------------------------------------------------------
    2002        2003       2005      2006       2007      2008      2009
------------ ---------- --------- ---------- --------- --------- ---------
$  15,205     $26,684    $6,214    $14,070     $3,307   $3,112     $4,543
=========     =======    ======    =======     ======   ======     ======

Morgan Stanley High Income Advantage Trust
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2002 (unaudited) continued

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $20,142,000 during fiscal 2001.

At September 30, 2001, the Trust had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and interest on bonds in default.

7. Change in Accounting Policy

Effective October 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Trust, but resulted in a $223,032 increase in the cost of securities and a corresponding increase to undistributed net investment income based on securities held as of September 30, 2001.

The effect of this change for the six months ended March 31, 2002 was to increase net investment income by $36,460; increase unrealized depreciation by $31,023 and increase net realized losses by $5,437. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley High Income Advantage Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                   FOR THE SIX
                                                   MONTHS ENDED
                                                  MARCH 31, 2002
                                              ---------------------
                                                  (unaudited)
Selected Per Share Data:
Net asset value, beginning of period ........     $    1.11
                                                  ---------
Income (loss) from investment operations:
 Net investment income ......................          0.09
 Net realized and unrealized loss ...........         (0.11)
                                                  ---------
Total income (loss) from investment
 operations .................................         (0.02)
                                                  ---------
Dividends from net investment income ........         (0.09)
                                                  ---------
Net asset value, end of period ..............     $    1.00
                                                  =========
Market value, end of period .................     $    1.06
                                                  =========
Total Return+ ..............................         (12.21)%(1)
Ratios to Average Net Assets:
Expenses ....................................        1.51 %(2)
Net investment income .......................       16.94 %(2)(3)
Supplemental Data:
Net assets, end of period, in thousands .....     $30,008
Portfolio turnover rate .....................          24 %(1)



                                                                     FOR THE YEAR ENDED SEPTEMBER 30
                                              ------------------------------------------------------------------------------
                                                   2001          2000            1999             1998             1997
                                              ------------- -------------- ---------------- ---------------- ---------------
Selected Per Share Data:
Net asset value, beginning of period ........    $   2.51        $    3.51        $      4.44      $      5.18  $     5.22
                                                 --------        ---------        -----------      -----------  ----------
Income (loss) from investment operations:
 Net investment income ......................       0.29             0.51                0.57             0.62        0.63
 Net realized and unrealized loss ...........      (1.34)           (0.97)              (0.89)           (0.72)        -
                                                 --------        ---------        -----------      -----------  ----------
Total income (loss) from investment
 operations .................................      (1.05)           (0.46)              (0.32)           (0.10)       0.63
                                                 --------        ---------        -----------      -----------  -----------
Dividends from net investment income ........      (0.35)           (0.54)              (0.61)           (0.64)      (0.67)
                                                 --------        ---------        -----------      -----------  -----------
Net asset value, end of period ..............    $   1.11        $    2.51        $      3.51      $      4.44  $     5.18
                                                 ========        =========        ===========      ===========  ===========
Market value, end of period .................    $   1.30        $    3.50        $      4.25      $      5.25  $     6.25
                                                 ========        =========        ===========      ===========  ===========
Total Return+ ..............................    (56.83)%          (4.71)%            (8.83)%          (6.52)%        16.26%
Ratios to Average Net Assets:
Expenses ....................................     1.32 %           1.05 %             1.00 %           0.95 %         0.92%
Net investment income .......................    16.89 %          16.44 %            14.36 %          12.58 %        12.43%
Supplemental Data:
Net assets, end of period, in thousands .....  $33,409          $75,370           $105,318         $133,222       $155,540
Portfolio turnover rate .....................       66 %             16 %               51 %            105 %          124%

------------
+ Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)  Not annualized.
(2)  Annualized.
(3) Effective October 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended March 31, 2002 was to increase the ratio of net investment income to average net assets by 0.23%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                        See Notes to Financial Statements

                 (This page has been left blank intentionally.)

                                                           [MORGAN STANLEY LOGO]

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

                                                               [GRAPHIC OMITTED]

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Stephen F. Esser
Vice President

Gordon W. Loery
Vice President

Deanna L. Loughnane
Vice President

Thomas F. Caloia
Treasurer
                                                             MORGAN STANLEY
TRANSFER AGENT                                                 HIGH INCOME
                                                             ADVANTAGE TRUST
Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



The financial statements included herein
have been taken from the records of the                      Semiannual Report
Trust without examination by the                             March 31, 2002
independent auditors and accordingly
they do not express an opinion thereon.

                                     38530

                   MORGAN STANLEY HIGH YIELD SECURITIES INC.
                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information relates to the shares of Morgan Stanley High Yield Securities Inc. ("High Yield") to be issued pursuant to an Agreement and Plan of Reorganization, dated July 25, 2002, between High Yield and Morgan Stanley High Income Advantage Trust ("HIAT") in connection with the acquisition by High Yield of substantially all of the assets, subject to stated liabilities, of HIAT. This Statement of Additional Information does not constitute a prospectus. This Statement of Additional Information does not include all information that a shareholder should consider before voting on the proposals contained in the Proxy Statement and Prospectus, and, therefore, should be read in conjunction with the related Proxy Statement and Prospectus,
dated       , 2002. A copy of the Proxy Statement and Prospectus may be obtained without charge by mailing a written request to High Yield Securities Inc., 1221 Avenue of the Americas, New York, New York 10020 or by calling (800) 869-NEWS (TOLL FREE). Please retain this document for future reference.


     The date of this Statement of Additional Information is        , 2002.

                               TABLE OF CONTENTS

                                                                      PAGE
                                                                      ----
INTRODUCTION ......................................................    B-3

ADDITIONAL INFORMATION ABOUT HIGH YIELD ...........................    B-3

FINANCIAL STATEMENTS ..............................................    B-4

                                  INTRODUCTION

     This Statement of Additional Information is intended to supplement the
information provided in the Proxy Statement and Prospectus dated        , 2002
(the "Proxy Statement and Prospectus"). The Proxy Statement and Prospectus has been sent to HIAT shareholders in connection with the solicitation of proxies by the Board of Trustees of HIAT to be voted at the Special Meeting of shareholders of HIAT to be held on December 10, 2002. This Statement of Additional Information incorporates by reference the Statement of Additional
Information of High Yield dated        , 2002.

                    ADDITIONAL INFORMATION ABOUT HIGH YIELD

FUND HISTORY, INVESTMENT OBJECTIVES AND POLICIES

     For additional information about High Yield's history, investment objectives and policies, see "Fund History" and "Description of the Fund and Its Investments and Risks" in High Yield's Statement of Additional Information.

MANAGEMENT

     For additional information about the Board of Directors, officers and management personnel of High Yield, see "Management of the Fund" and "Investment Management and Other Services" in High Yield's Statement of Additional Information.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information about High Yield's investment manager, see "Investment Management and Other Services" in High Yield's Statement of Additional Information. For additional information about High Yield's independent auditors, see "Investment Management and Other Services" in High Yield's Statement of Additional Information. For additional information about other services provided to High Yield, see "Investment Management and Other Services" in High Yield's Statement of Additional Information.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     For additional information about brokerage allocation practices, see "Brokerage Allocation and Other Practices" in High Yield's Statement of Additional Information.

DESCRIPTION OF FUND SHARES AND PRINCIPAL HOLDERS OF FUND SHARES

     For additional information about the voting rights and other characteristics of the shares of High Yield, and the principal owners of the shares of High Yield, see "Capital Stock and Other Securities" and "Control Persons and Principal Holders of Securities" in High Yield's Statement of Additional Information.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about the purchase and redemption of High Yield's shares and the determination of net asset value, see "Purchase, Redemption and Pricing of Shares" in High Yield's Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

     For additional information about High Yield's policies regarding dividends and distributions and tax matters affecting High Yield and its shareholders, see "Taxation of the Fund and Shareholders" in High Yield's Statement of Additional Information.

DISTRIBUTION OF SHARES

     For additional information about High Yield's distributor and the distribution agreement between High Yield and its distributor, see "Investment Management and Other Services" and "Underwriters" in High Yield's Statement of Additional Information.

PERFORMANCE DATA

     For additional information about High Yield's performance, see "Calculation of Performance Data" in High Yield's Statement of Additional Information.

                              FINANCIAL STATEMENTS

     High Yield's most recent audited financial statements are set forth in High Yield's Annual Report for the fiscal year ended August 31, 2002. High Yield's most recent semi-annual financial statements (unaudited) are set forth in High Yield's Semi-Annual Report for the six-month period ended February 28, 2002. Copies of the Annual Report and Semi-Annual Report accompany, and are incorporated by reference in, the Proxy Statement and Prospectus. HIAT's most recent audited financial statements are set forth in HIAT's Annual Report for the fiscal year ended September 30, 2001. HIAT's most recent semi-annual financial statements (unaudited) are set forth in HIAT's Semi-Annual Report for the six-month period ended March 31, 2002. Copies of the Annual Report and Semi-Annual Report accompany, and are incorporated by reference in, the Proxy Statement and Prospectus.

                     Statement of Additional Information of

                           High Yield Securities Inc.

                         Dated _________________, 2002

                            To be Filed by Amendment

                   MORGAN STANLEY HIGH YIELD SECURITIES INC.


                                    PART C
                               OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     The response to this item is incorporated herein by reference to Exhibits 1 and 2 under Item 16 below and by reference to Item 23 of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A, dated October 30, 2001, which was filed electronically pursuant to Regulation S-T on October 30, 2001 as an amendment to Registrant's Registration Statement on Form N-1A (File Nos. 811-2932 and 2-64782).


ITEM 16. EXHIBITS

(1) Articles of Incorporation dated June 12, 1979 (incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on October 25, 1995); Articles of Amendments dated March 18, 1983, December 16, 1985 and January 19, 1989 (incorporated herein by reference to Exhibits 1(b), 1(c) and 1(d), respectively, of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on October 25, 1995; Articles of Amendments, dated May 23, 1997 and July 28, 1997 and Articles Supplementary dated July 28, 1997 (incorporated herein by reference to Exhibits 1(a), 1(c) and 1(b), respectively, of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on July 3, 1997; Articles of Amendment, dated June 22, 1998 (incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on October 29, 1998; and Articles of Amendment dated June 18, 2001 (incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on October 30, 2001).

(2) Amended and Restated By-Laws of Registrant dated as of May 1, 1999 (incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on August 27,
    1999).

(3) Not Applicable.

(4) Copy of Agreement and Plan of Reorganization (filed herewith as Exhibit A to the Proxy Statement and Prospectus).

(5) Not Applicable.

(6) Amended Investment Management Agreement between the Registrant and Morgan Stanley Investment Advisors Inc. dated May 31, 1997, and amended as of April 30, 1998, (incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on October 29, 1998).

(7) (a) Amended Distribution Agreement between Registrant and Morgan Stanley Distributors Inc. (incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on October 29, 1998).

    (b) Form of Selected Dealer Agreement between Morgan Stanley Distributors Inc. and Morgan Stanley DW Inc. (incorporated herein by reference to
        Exhibit 6(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on October 23, 1993).

    (c) Omnibus Selected Dealer Agreement between Morgan Stanley Distributors Inc. and National Financial Services Corporation, dated October 17, 1998 (incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 24 to the Registration Statement) on Form N-1A, filed on August 27, 1999).

(8) Not Applicable

(9) (a) Custody Agreement between the Registrant and The Bank of New York dated September 20, 1991 (incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on October 25, 1995); Amendment dated April 17, 1996 to the Custody Agreement between the Registrant and The Bank of New York (incorporated to Exhibit 8 of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on October 24, 1996; Amendment dated June 15, 2001 to the Custody Agreement between the Registrant and The Bank of New York (incorporated herein by reference to Exhibit 7(c) of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on October 30, 2001).

    (b) Foreign Custody Manager Agreement between the Registrant and The Bank of New York dated June 15, 2001 (incorporated herein by reference to
        Exhibit 7(d) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on October 30, 2001).

    (c) Amended and Restated Transfer Agency and Services Agreement dated September 1, 2000 between the Registrant and Morgan Stanley Trust (incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on October 30, 2000).

(10)(a) Amended and Restated Plan of Distribution pursuant to Rule 12b-1 (incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on July 3, 1997).

(10)(b) Morgan Stanley Funds Multiple Class Plan pursuant to Rule 18f-3 dated March 12, 2001 (incorporated herein by reference to Exhibit 14 of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A, filed on October 30, 2001.

(11)(a) Opinion and consent of Mayer, Brown, Rowe & Maw.*

    (b) Opinion and consent of Piper Rudnick LLP.*

(12) Opinion and consent of Mayer, Brown, Rowe & Maw regarding tax matters.*

(13) Form of Services Agreement between Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc. (incorporated herein by reference to Exhibit 9 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on October 29, 1998).

(14) Consent of Independent Auditors, filed herein.

(15) Not Applicable.

(16) Powers of Attorney, filed herein.

(17)(a) Registrant's Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, for its fiscal year ended August 31, 2001 (incorporated herein by reference to Form 24f-2 filed with the Securities and Exchange Commission on November 6, 2001).

    (b) Form of Proxy.

    (c) Voting Information Card.


ITEM 17. UNDERTAKINGS

     1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of the prospectus which is a part of this registration statement on Form N-14 by any person or


-----------
* To be filed by amendment.

party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     2. The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement on Form N-14 and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 25th day of July, 2002.


                             MORGAN STANLEY HIGH YIELD SECURITIES INC.


                             By: /s/ Barry Fink
                                 ..............................................
                                 Barry Fink
                                 Vice President and Secretary


     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.





           SIGNATURE                              TITLE                        DATE
------------------------------   --------------------------------------   --------------
1. Principal Executive Officer
  /s/ Charles A. Fiumefreddo     Chief Executive Officer, Director and
  ............................   Chairman                                 July 25, 2002

2. Principal Financial Officer
  /s/ Thomas F. Caloia           Treasurer and Principal
  ............................   Accounting Officer                       July 25, 2002

3. Majority of Directors
  /s/ Michael Bozic              Director                                 July 25, 2002
  ............................
  /s/ Edwin J. Garn              Director                                 July 25, 2002
  ............................
  /s/ Wayne E. Hedien            Director                                 July 25, 2002
  ............................
  /s/ James F. Higgins           Director                                 July 25, 2002
  ............................
  /s/ Manuel H. Johnson          Director                                 July 25, 2002
  ............................
  /s/ Michael E. Nugent          Director                                 July 25, 2002
  ............................
  /s/ John L. Schroeder          Director                                 July 25, 2002
  ............................
  /s/ Philip J. Purcell          Director                                 July 25, 2002
  ............................

                   MORGAN STANLEY HIGH YIELD SECURITIES INC.

                                 EXHIBIT INDEX



14     Consent of Independent Auditors

16     Powers of Attorney

17     Proxy Card